MESSAGE FROM THE INVESTMENT MANAGER

DEAR FELLOW SHAREHOLDERS:

WE ARE PLEASED TO PRESENT THE HUNTINGTON FUNDS ANNUAL REPORT FOR THE YEAR 1999. WE HOPE YOU WILL TAKE A FEW MOMENTS TO REVIEW THE MESSAGE FROM OUR CHIEF INVESTMENT OFFICER, JIM BUSKIRK, THE COMMENTS OF OUR FUND PORTFOLIO MANAGERS, AND THE FINANCIAL HIGHLIGHTS FOR THE TWELVE MEMBERS OF OUR FUND FAMILY.

AT THE BEGINNING OF 1999, WE CHANGED THE NAME OF THE FUND FAMILY FROM THE MONITOR FUNDS TO THE HUNTINGTON FUNDS. THE FUNDS NOW SHARE THE REPUTATION OF THE NAME HUNTINGTON, A SOLID FINANCIAL SERVICES COMPANY FOR OVER ONE HUNDRED THIRTY-FOUR YEARS. WE ALSO LAUNCHED THE TWELFTH FUND OF OUR FAMILY, THE HUNTINGTON FLORIDA TAX-FREE MONEY FUND, WHICH IS AN ATTRACTIVE INVESTMENT OPTION FOR OUR FLORIDA RESIDENT CLIENTS. WE ARE PLEASED WITH THE GROWTH THAT THIS FUND HAS ENJOYED.

WE HAVE EXPERIENCED SOME POSITIVE CHANGES IN THE MANAGERS OF OUR FUND PORTFOLIOS. BILL DOUGHTY, VICE PRESIDENT, NOW SUPERVISES THE MANAGEMENT OF ALL MONEY MARKET AND FIXED INCOME FUNDS. BILL HAS MORE THAN TWENTY-FIVE YEARS OF EXPERIENCE IN FIXED INCOME MANAGEMENT AND IS ASSISTED BY A TEAM OF PORTFOLIO MANAGERS/ANALYSTS AND TRADERS. JIM GIBBONEY, CFA, VICE PRESIDENT, HAS MORE THAN TWENTY YEARS OF EXPERIENCE AND IS NOW SENIOR MANAGER OF THE HUNTINGTON GROWTH FUND. HE HAD SERVED AS CO-MANAGER OF THAT FUND SINCE 1994.

ON BEHALF OF THE HUNTINGTON FUNDS, THE HUNTINGTON NATIONAL BANK, OUR FUND MANAGERS AND ASSOCIATES, WE THANK YOU FOR CHOOSING THE HUNTINGTON FUNDS TO HELP YOU REACH YOUR FINANCIAL GOALS.

YOURS TRULY

[RICHARD STENBERG SIG OMITTED]

RICHARD STENBERG
SENIOR VICE PRESIDENT,
DIRECTOR, PRIVATE FINANCIAL GROUP
THE HUNTINGTON NATIONAL BANK

   MESSAGE FROM THE CHIEF INVESTMENT OFFICER

DEAR SHAREHOLDER:

A FRIEND OF MINE RECENTLY LAMENTED WHAT HAS BECOME A FAMILIAR REFRAIN: "WHY IS EVERYONE GETTING RICH BUT ME?" ONE NATIONAL MAGAZINE ACTUALLY WENT SO FAR AS TO DEVOTE AN ENTIRE COVER STORY TO THIS MALADY ASSOCIATED WITH NOT KEEPING UP WITH THE JONESES, WHICH IT REFERRED TO AS "THE WHINE OF THE 90'S." MY FRIEND'S ANGST WAS DUE SOLELY TO HIS STOCK PORTFOLIO'S FAILURE TO KEEP UP WITH THE POPULAR MARKET AVERAGES, WHICH SET NEW HIGHS ON SEVERAL OCCASIONS THROUGHOUT THE COURSE OF 1999. THE NASDAQ, THE SO-CALLED OVER-THE-COUNTER MARKET, WAS PARTICULARLY IMPRESSIVE, GAINING OVER 80% LAST YEAR, WHILE THE BROADER, LARGER CAPITALIZATION-WEIGHTED STANDARD & POOR'S 500 INDEX POSTED A MORE MODEST GAIN OF 21%, REPRESENTING AN UNPRECEDENTED FIFTH CONSECUTIVE YEAR OF GAINS IN EXCESS OF 20%.

BY ALL INDICATIONS, THIS RISING MARKET TIDE SHOULD HAVE LIFTED ALL BOATS. BUT UPON CLOSER INSPECTION, THE AVERAGES, MAY NOT REFLECT WHAT ACTUALLY HAPPENED TO THE AVERAGE STOCK DURING 1999. IT IS THIS SAD TRUTH THAT GAVE RISE TO MY FRIEND'S FRUSTRATION WITH HIS PORTFOLIO. ACCORDING TO MEDIA GENERAL FINANCIAL SERVICES, AN INFORMATION SERVICES COMPANY, FULLY 63% OF THE STOCKS TRADED ON THE NEW YORK STOCK EXCHANGE (NYSE) FELL IN PRICE DURING 1999. THE NYSE SAW 1,006 STOCKS RISE, WHILE 1,695 DECLINED. WITHIN THE CONTEXT OF A MARKET WHOSE BENCHMARKS GAINED BETWEEN 20% AND 25% IN 1999, MORE STOCKS LOST VALUE THAN GAINED. THE NASDAQ IS AN EVEN MORE VIVID EXAMPLE OF THE WIDE GULF BETWEEN THE PERFORMANCE OF THE "HAVES" AND THE "HAVE-NOTS". WHILE THAT INDEX POSTED AN EYE-POPPING GAIN OF 86% LAST YEAR, LED BY STELLAR RETURNS FROM ITS TECHNOLOGY COMPONENT STOCKS, STILL NEARLY AS MANY STOCKS IN THAT INDEX FELL AS GAINED. FOR THE YEAR, 2,135 NASDAQ STOCKS GAINED, WHILE 2,073 DECLINED IN VALUE.

THIS WIDE DISPARITY IN INDIVIDUAL STOCK RETURNS WAS FURTHER ILLUSTRATED IN OUR LOCAL NEWSPAPER, THE COLUMBUS (OH.) DISPATCH, WHICH LISTED 42 CENTRAL-OHIO PUBLICLY-TRADED COMPANIES AND THEIR RESPECTIVE STOCK PRICE CHANGES OF 1999. TWENTY-NINE, OR 69%, ON THIS LIST FELL IN PRICE, OF WHICH 16 LOST A QUARTER OR MORE OF THEIR VALUE. AMONG THAT LATTER GROUP WERE SUCH FINE COMPANIES AS NATIONWIDE FINANCIAL, CARDINAL HEALTH, AND BOB EVANS FARMS.

THE BOND MARKET WAS NOT FRIENDLY TO INVESTORS LAST YEAR EITHER, AS INTEREST RATES WORKED THEIR WAY DECIDEDLY HIGHER WHICH TOOK BOND PRICES LOWER. AN INCREASINGLY STRONG DOMESTIC ECONOMY, LABOR SHORTAGES, A REBOUND IN ASIA, AND WORRIES ABOUT A STOCK MARKET BUBBLE LED THE FEDERAL RESERVE TO IMPLEMENT A SERIES OF INTEREST RATE HIKES.

SO, 1999 WAS A YEAR IN WHICH THOSE INVESTED IN A RELATIVELY NARROW SECTOR OF THE STOCK MARKET -- TECHNOLOGY -- DID EXTREMELY WELL, WHILE THOSE INVESTED IN MORE CONVENTIONAL CHOICES LAMENTED "WHY IS EVERYONE GETTING RICH BUT ME?"

THROUGHOUT THIS LAST YEAR OF THE MILLENNIUM, OUR HUNTINGTON FUNDS REMAINED TRUE TO THEIR STATED GOALS. OUR BOND FUNDS CONTINUED TO FOCUS ON HIGH CREDIT QUALITY AND INTERMEDIATE MATURITIES, OUR INCOME EQUITY FUND CONTINUED WITH ITS PAYOUT OF A HIGHER CASH DIVIDEND, AND OUR GROWTH FUND CONTINUED TO SEEK GROWING COMPANIES AT A REASONABLE PRICE. THESE BASIC TENETS HAVE SERVED OUR FUNDS' SHAREHOLDERS WELL FOR YEARS, IN GOOD MARKETS AND IN BAD, AND WE BELIEVE THAT OUR FOCUS ON QUALITY WILL REWARD OUR SHAREHOLDERS EQUALLY AS WELL IN THE FUTURE.

YOURS TRULY,

[JAMES M. BUSKIRK SIG OMITTED]

JAMES M. BUSKIRK
CHIEF INVESTMENT OFFICER

   GROWTH FUND                                                    AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     THE TOTAL RETURN OF THE GROWTH FUND IN 1999 WAS 13.59% (TRUST SHARES) AND 13.25% (INVESTMENT SHARES WITHOUT LOAD) VERSUS 21.04% FOR THE S&P 500. THE PREDOMINANT THEME OF THE MARKET IN 1999 WAS GROWTH AND TOTAL DISDAIN FOR VALUE. ALSO, THE PERFORMANCE OF HIGH P/E (PRICE TO EARNINGS RATIO) STOCKS WAS EXTREME, WHILE THE TYPICAL STOCK WAS ACTUALLY DOWN FROM ITS 52-WEEK HIGH. AS PORTFOLIO MANAGERS, WE NORMALLY MAKE PURCHASE DECISIONS ON STOCKS BY ASSESSING GROWTH PROSPECTS COMPARED TO EXISTING VALUATIONS ASSIGNED BY THE MARKET. THIS VALUATION JUDGMENT KEPT US FROM OWNING MANY OF THOSE STOCKS THAT DID SO WELL IN 1999.

     GOING FORWARD, WE PLAN TO OWN MORE OF THOSE STOCKS WITH GREAT GROWTH POTENTIAL. OUR INTENTION IS TO TAKE REASONABLE AND CONSISTENT STEPS TO INCREASE OUR EXPOSURE TO TECHNOLOGY AND COMMUNICATIONS SERVICES STOCKS. HOPEFULLY, THE MARKET WILL ALSO REEVALUATE THOSE PHARMACEUTICAL AND CONSUMER GROWTH STOCKS WE CONTINUE TO OWN. THOSE TWO CIRCUMSTANCES ALONE COULD MAKE FOR A MUCH BRIGHTER YEAR IN 2000.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)...........................$312.6
NET ASSET VALUE (TRUST SHARES)...............$49.52
30-DAY SEC YIELD (%)..........................0.60%
NUMBER OF ISSUES.................................61
CASH RESERVES (%)..............................3.0%

                          FIVE LARGEST EQUITY HOLDINGS
                                 AS OF 12/31/99

HOME DEPOT.....................................7.4%
AUTOMATIC DATA PROCESSING......................5.2%
GENERAL ELECTRIC...............................4.4%
WALGREEN.......................................4.2%
IMS HEALTH.....................................3.5%

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON GROWTH FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE STANDARD & POOR'S
                         COMPOSITE 500 INDEX (S&P 500)+

[LINE GRAPH OMITTED]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   INCOME EQUITY FUND                                             AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     SINCE ITS INCEPTION IN 1989, THE HUNTINGTON INCOME EQUITY FUND HAS BEEN POSITIONED RELATIVELY CONSERVATIVELY, WITH AN EMPHASIS ON STOCKS WITH HIGH DIVIDENDS AND MODEST DIVIDEND GROWTH PROSPECTS. OUR FEELING WAS THEN AND IS NOW THAT CERTAIN INVESTORS DESIRE BOTH PARTICIPATION IN STOCK MARKET ADVANCES AS WELL AS SOME DOWNSIDE PROTECTION IN MAJOR MARKET SELL-OFFS. OUR FEELING WAS ALSO THAT MANY INVESTORS ARE BENEFITED OVER TIME THROUGH THE OWNERSHIP OF A FUND THAT PAYS A RELATIVELY HIGH AND RISING STREAM OF DIVIDEND INCOME, YEAR-IN AND YEAR-OUT. FURTHER, THEY ARE BENEFITED FROM A RELATIVELY TAX-EFFICIENT FUND, AS WELL. ALL OF THESE ATTRIBUTES -- REASONABLE CAPITAL APPRECIATION OVER TIME, HIGH AND GROWING DIVIDENDS PAID, AND TAX EFFICIENCY -- HAVE BEEN PROVIDED BY THIS FUND.

     THESE ATTRIBUTES NOTWITHSTANDING, HOWEVER, THE FUND'S TOTAL RETURN PERFORMANCE PROVED DISAPPOINTING IN 1999. IN SPITE OF ITS CASH DIVIDEND ONCE AGAIN ADVANCING, IN SPITE OF ITS LOW PORTFOLIO TURNOVER, AND ITS RESULTING MINIMAL CAPITAL GAINS DISTRIBUTION, THE FUND SUFFERED A NEGATIVE TOTAL RETURN FOR THE YEAR, LARGELY DUE TO ITS SENSITIVITY TO INTEREST RATES. THAT IS, RISING RATES THROUGHOUT THE ENTIRE YEAR HAD A DECIDEDLY NEGATIVE IMPACT ON THE STOCK PRICES OF THE FUND'S SIGNIFICANT HOLDINGS IN BANKS, UTILITIES, AND REITS. ALSO, COMPANY -- AND/OR INDUSTRY -- SPECIFIC PROBLEMS DROVE THE STOCK PRICES OF SUCH LONG-HELD POSITIONS AS CLOROX, AMERICAN HOME PRODUCTS, AND XEROX SHARPLY LOWER, AS INVESTORS WERE UNWILLING TO TOLERATE ANY EARNINGS SHORTFALLS BY THESE SO-CALLED "OLD ECONOMY" COMPANIES. NO SMALL MEASURE FOR THE WEAKNESS IN SUCH STOCKS IS DUE TO INVESTORS FLEEING WHAT THEY PERCEIVE TO BE NO-GROWTH, OLD-LINE COMPANIES IN FAVOR OF THOSE FAST-GROWING "NEW ECONOMY" COMPANIES ENGAGED IN ALL FACETS OF THE TECHNOLOGY REVOLUTION. SINCE OUR FUND'S FOCUS IS SQUARELY ON DIVIDENDS AND SINCE MANY OF THE EVER-POPULAR TECHNOLOGY STOCKS HAVE LITTLE IN THE WAY OF REPORTABLE EARNINGS, MUCH LESS DIVIDENDS, WE HAVE NOT PARTICIPATED IN THE RECENT ROBUST GROWTH OF THAT SECTOR. IN OTHER WORDS, WE HAVE REMAINED -- AND ARE REMAINING -- COMMITTED TO OUR CHARGE OF PROVIDING THOSE SAME FINE ATTRIBUTES NOTED ABOVE. WE EXPECT THAT THE MARKET WILL POSITIVELY REWARD THAT FOCUS OVER TIME.

     WHILE WE CONTINUE TO BELIEVE THAT ATTEMPTING TO DIVINE THE NEAR-TERM DIRECTION OF THE MARKET IS LITTLE MORE THAN GUESSWORK, WE EXPECT A CONTINUATION OF THE SAME STEADY DIVIDEND INCREASES THAT HAVE BENEFITED THE FUND'S SHAREHOLDERS THROUGH THE YEARS. DIVIDEND GROWTH FOR THE FUND HAS AVERAGED 6% PER YEAR OVER THE PAST EIGHT YEARS. WE WILL CONTINUE TO MANAGE THE FUND WITH THE INTENT OF CONTINUING THAT FAVORABLE TREND.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)...........................$227.3
NET ASSET VALUE (TRUST SHARES)...............$36.71
30-DAY SEC YIELD (%)..........................3.17%
NUMBER OF ISSUES.................................48
CASH RESERVES (%)..............................1.0%

                          FIVE LARGEST EQUITY HOLDINGS
                                 AS OF 12/31/99

GENERAL ELECTRIC...............................6.8%
CHASE MANHATTAN................................4.4%
US WEST........................................4.0%
BRISTOL-MYERS SQUIBB...........................4.0%
WORTHINGTON INDUSTRIES.........................3.6%

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON INCOME EQUITY FUND, TRUST SHARES, OR SYNTHETIC INVESTMENT SHARES, VERSUS THE S&P
                         500 COMPOSITE INDEX (S&P 500)+

[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   MICHIGAN TAX-FREE FUND                                         AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     MUNICIPAL BONDS CONTINUE TO OFFER VALUE FOR THOSE INVESTORS THAT NEED TAX-EXEMPT INCOME. IN 1999, THE LONG-TERM MUNICIPAL MARKET ONCE AGAIN OUTPERFORMED TREASURIES BY A WIDE MARGIN AMOUNT IN A WEAKENING MARKET ENVIRONMENT, SIMPLY EVINCING LESS VOLATILITY IN BOTH DIRECTIONS.

     WE EXPECT THAT NEW PURCHASE ACTIVITY WILL CONTINUE TO BE FOCUSED ON HIGH QUALITY ISSUES MATURING BETWEEN TEN AND FIFTEEN YEARS. WE BELIEVE THIS STRATEGY WILL ALSO HELP US TO MAINTAIN THE AVERAGE MATURITY OF THE FUND BETWEEN FIVE AND TEN YEARS.

     FOR THE YEAR ENDED DECEMBER 31,1999 THE TOTAL RETURN OF THE HUNTINGTON MICHIGAN TAX- FREE FUND WAS, -0.54% (TRUST SHARES) AND -0.77% (INVESTMENT SHARES) AS COMPARED TO 0.74% FOR THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND -0.14% FOR THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)............................$28.0
NET ASSET VALUE (TRUST SHARES)...............$10.44
AVERAGE MATURITY (YRS.).........................7.2
30-DAY SEC YIELD (%)..........................4.23%
NUMBER OF ISSUES.................................62
CASH RESERVES (%)..............................0.2%

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON MICHIGAN TAX-FREE FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE LEHMAN
    BROTHERS 5-YEAR MUNICIPAL INDEX (L5MB)+, AND THE LEHMAN BROTHERS 7-YEAR
                         MUNICIPAL BOND INDEX (L7MB)+.

[LINE GRAPH OMITTED]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

The performance of the graph begins on 12/31/91. Effective April 13, 1998, the Michigan Tax-Free Fund became the successor by reorganization to the FMB Michigan Tax-Free Bond Fund.

   OHIO TAX-FREE FUND                                             AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     BOND INVESTORS CAN BE FORGIVEN FOR BREATHING A SIGH OF RELIEF AT THE BEGINNING OF 2000. LAST YEAR TURNED OUT TO BE ONE OF THE HARDEST YEARS IN A DECADE FOR FIXED INCOME SECURITIES. BONDS OUTSIDE THE U.S. GOVERNMENT MARKET, SUCH AS CORPORATE AND MUNICIPAL SECURITIES, WEAKENED RELATIVE TO TREASURIES, AND MANY INVESTORS GOT SOCKED WITH LOSSES.

     NOW INVESTORS GET TO MAKE A FRESH START. WE RECOMMEND THAT INVESTORS TAKE TIME TO REVIEW THEIR PORTFOLIOS AND CONSIDER THE OUTLOOK FOR THEIR BOND INVESTMENTS.

     THE OHIO TAX-FREE FUND WILL CONTINUE TO LOOK FOR OPPORTUNITIES TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO WITH A GOAL OF AN AVERAGE LIFE BETWEEN 5 AND 10 YEARS.

     THE PERFORMANCE OF THE HUNTINGTON OHIO TAX-FREE FUND FOR 1999 WAS -0.92 % (TRUST SHARES) AND -1.17% (INVESTMENT SHARES) VERSUS -1.65% FOR THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, AND 1.69 % FOR THE LIPPER SHORT MUNICIPAL DEBT AVERAGE, -2.32 % FOR THE LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT AVERAGE, AND 0.72% FOR THE LEHMAN BROTHERS 5-YEAR G.O. INDEX.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)............................$54.0
NET ASSET VALUE (TRUST SHARES)...............$20.68
AVERAGE MATURITY (YRS.).........................7.2
30-DAY SEC YIELD (%)..........................4.09%
NUMBER OF ISSUES................................143
CASH RESERVES (%)..............................0.0%

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON OHIO
   TAX-FREE FUND, TRUST SHARES, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX
     (LB5GO)+, THE LIPPER SHORT MUNICIPAL DEBT AVERAGE (LSMA)++, THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE (LIMA)+, AND THE LIPPER OHIO INTERMEDIATE
                       MUNICIPAL FUNDS AVERAGE (LOIMA)++

[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

   OHIO TAX-FREE FUND (CONTINUED)                                 AS OF 12/31/99

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON OHIO
 TAX-FREE FUND, INVESTMENT SHARES, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX
     (LB5GO)+, THE LIPPER SHORT MUNICIPAL DEBT AVERAGE (LSMA)++, THE LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE (LIMA)++, AND THE LIPPER OHIO INTERMEDIATE
                       MUNICIPAL FUNDS AVERAGE (LOIMA)++

[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   FIXED INCOME SECURITIES FUND                                   AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     IN THE COMING YEAR, THE MAIN RISK IS THAT CORE CONSUMER PRICE INDEX INFLATION WILL ACCELERATE MODERATELY, RESULTING IN MEDIOCRE TOTAL RETURNS ON BOTH STOCKS AND BONDS. WE SEE FOUR FACTORS THAT ARE LIKELY TO CONTRIBUTE TO SOMEWHAT HIGHER CONSUMER INFLATION: OIL, FASTER GLOBAL GROWTH, TIGHT LABOR MARKETS, AND A CYCLICAL SLOWDOWN IN PRODUCTIVITY GROWTH.

     TRADING ACTIVITY IN THE FOURTH QUARTER WAS SOMEWHAT ACTIVE AS WE REDUCED OUR TREASURIES POSITION TO TAKE ADVANTAGE OF HIGHER SPREADS IN THE CORPORATE MARKET. WE WILL CONTINUE TO LOOK FOR OPPORTUNITIES TO INCREASE OUR CORPORATE POSITION.

     THE RETURNS FOR 1999 WERE SLIGHTLY BELOW SOME OF THE STANDARD BENCHMARKS, DUE TO A LARGER EXPOSURE TO CORPORATE BONDS THAN THE INDEX. THE RETURN FOR THE HUNTINGTON FIXED INCOME SECURITIES FUND WAS -3.84% (TRUST SHARES) AND -4.07% (INVESTMENT SHARES) COMPARED TO THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX OF -2.15%.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)...........................$152.1
NET ASSET VALUE (TRUST SHARES)...............$19.74
AVERAGE MATURITY (YRS.).........................8.8
30-DAY SEC YIELD (%)..........................6.63%
NUMBER OF ISSUES................................141
CASH RESERVES (%)..............................2.1%

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON FIXED INCOME SECURITIES FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE
    LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX (LBGCB)+, AND THE LIPPER
           INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS AVERAGE (LIIGDF)++

[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   INTERMEDIATE GOVERNMENT INCOME FUND                            AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     ON BALANCE, THE BOND MARKET SHOULD REMAIN ON THE DEFENSIVE, BARRING ANY MAJOR BREAK IN OIL PRICES OR A SIZABLE AND ABRUPT PROBLEM WITH THE STOCK MARKET. OPPORTUNITIES FOR SHORT-LIVED RALLIES MAY STILL EMERGE, MOSTLY STEMMING FROM THE VACILLATING PERCEPTION OVER THE PRECISE PATH OF ADDITIONAL MONETARY ACTIONS BY THE FEDERAL RESERVE AND THE TONE OF THE VARIOUS ECONOMIC RELEASES.

     TRADING ACTIVITY WAS MINIMAL FOR THE FUND DURING THE FOURTH QUARTER, AND NO MAJOR ACTIVITY IS PLANNED FOR THE FIRST QUARTER OF 2000. THE FUND IS WELL-POSITIONED TO PROVIDE A COMPETITIVE YIELD THAT EXCEEDS THE YIELD AVAILABLE ON A MONEY MARKET FUND WITHOUT TAKING A GREAT DEAL OF MATURITY RISK.

     THE HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND ENDED THE YEAR WITH A TOTAL RETURN OF -1.09% (TRUST SHARES) AND -1.33% (INVESTMENT SHARES) COMPARED WITH 0.39% FOR THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)...........................$101.6
NET ASSET VALUE (TRUST SHARES)................$9.76
AVERAGE MATURITY (YRS.).........................5.3
30-DAY SEC YIELD (%)..........................5.86%
NUMBER OF ISSUES.................................53
CASH RESERVES (%)..............................5.6%

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS
    THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX (LIGC)+

[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

The performance of this graph begins on 12/31/91. Effective April 13, 1998. The Intermediate Government Income Fund became the successor by the reorganization to the FMBIntermediate Government Income Fund.

   MORTGAGE SECURITIES FUND                                       AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     MORTGAGE REPAYMENTS SHOWED TWO PRIMARY TRENDS DURING 1999. FIRST, WE SAW PREPAYMENTS SLOW DRAMATICALLY AS HIGHER INTEREST RATES QUENCHED REFINANCING.

     THE SECOND TREND WAS EXTREMELY FAST TURNOVER ON DISCOUNTS. HOMEOWNERS WERE, APPARENTLY, CONSOLIDATING MORE EXPENSIVE DEBTS OR TAKING MONEY OUT OF THEIR HOMES FOR OTHER PURPOSES. WE EXPECT THIS TREND TO SLOW IN THE FUTURE BECAUSE OF HIGHER RATES AND THE EXISTING EQUITY TAKEN OUT OF THESE HOMES.

     DURING THE FIRST QUARTER WE ANTICIPATE SELLING OFF SOME OF OUR SHORTER DURATION MORTGAGES AND REPLACE THEM WITH MORE SEASONED MORTGAGES, WITH A MORE STABLE CASH FLOW. THIS SHOULD EXTEND THE AVERAGE DURATION OF THE FUND SLIGHTLY.

     THE HUNTINGTON MORTGAGE SECURITIES FUND HAD A TOTAL RETURN OF 1.01% (TRUST SHARES) AND 0.88% (INVESTMENT SHARES) FOR THE YEAR ENDED DECEMBER 31, 1999. THIS COMPARES WITH 1.85 % FOR THE LEHMAN BROTHERS MORTGAGE-BACKED INDEX.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)............................$33.2
NET ASSET VALUE (TRUST SHARES)................$7.86
AVERAGE MATURITY (YRS.).........................5.6
30-DAY SEC YIELD (%)..........................6.27%
NUMBER OF ISSUES.................................43
CASH RESERVES (%)..............................3.1%

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON MORTGAGE SECURITIES FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE LEHMAN
   BROTHERS MORTGAGE-BACKED INDEX (LMI)+, AND THE LIPPER U.S. MORTGAGE FUNDS
                               AVERAGE (LUSMF)++

[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   SHORT/INTERMEDIATE
   FIXED INCOME SECURITIES FUND                                   AS OF 12/31/99

MANAGEMENT DISCUSSION AND ANALYSIS

     WE BELIEVE BOND YIELDS WILL FALL IN 2000, IN LARGE PART BECAUSE THE INFLATION ENVIRONMENT REMAINS BENIGN. THE CORE INFLATION RATE IS HOVERING AT JUST 2.30% IN THE 12 MONTHS ENDED NOVEMBER 30, 1999. SIGNS OF A SLOWDOWN IN SOME SECTORS OF THE ECONOMY, SUCH AS HOUSING, SUGGEST THE ECONOMY IS POISED TO DECELERATE IN THE MONTHS AHEAD. THE FEDERAL GOVERNMENT IS STILL RUNNING A BUDGET SURPLUS AND MAY EVEN START BUYING BACK ITS OWN TREASURY NOTES AND BONDS IN 2000.

     TRADING ACTIVITY WAS MODEST IN THE FOURTH QUARTER AS WE CONTINUED TO REDUCE OUR TREASURY POSITION AND INCREASE OUR CORPORATE BOND HOLDINGS. DURING THE FIRST QUARTER WE WILL CONSIDER FURTHER INCREASING OUR CORPORATE HOLDINGS.

     FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999 , THE TOTAL RETURN OF THE HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND WAS 1.05% (TRUST SHARES). THIS COMPARES WITH 0.39% FOR THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND 2.19% FOR THE MERRILL LYNCH 1-5 YEAR GOVERNMENT/ CORPORATE INDEX.

                                PORTFOLIO PROFILE
                                 AS OF 12/31/99

NET ASSETS ($ MIL)...........................$113.3
NET ASSET VALUE (TRUST SHARES)...............$19.24
AVERAGE MATURITY (YRS.).........................3.3
30-DAY SEC YIELD (%)..........................6.31%
NUMBER OF ISSUES.................................98
CASH RESERVES (%)..............................2.7%

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON
    SHORT/INTERMEDIATE INCOME FUND, TRUST SHARES, VERSUS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX (LIGC)+, THE MERRILL LYNCH 1-5
  YEAR U.S. CORPORATE/GOVERNMENT INDEX (ML1-5YGC)+, THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX (ML1-5YUT)+, AND THE LIPPER SHORT/INTERMEDIATE INVESTMENT-
                      GRADE DEBT FUNDS AVERAGE (LSTIGD)++
[Line graph omitted]

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 50.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

   STATEMENT OF NET ASSETS

HUNTINGTON FLORIDA TAX-FREE MONEY FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL                                                AMORTIZED
AMOUNT                                                    COST
(000)                                                     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.5%
--------------------------------------------------------------------------------
CALIFORNIA -- 0.7%

 $  300   SANTA PAULA, WEEKLY VRDNS, PUBLIC FINANCE
           AUTHORITY, ACQUIS PROJECT, RB,
           5.000%, 02/01/26                               $  300
--------------------------------------------------------------------------------
TOTAL CALIFORNIA                                             300
--------------------------------------------------------------------------------

FLORIDA -- 98.1%
  1,300   ABN AMRO MUNITOPS, WEEKLY VRDNS, (A)
           LOC: ABN AMRO BANK, 5.660%, 04/05/06             1,300
--------------------------------------------------------------------------------
    500   BREVARD COUNTY, SCHOOL DISTRICT, TANS,
           4.000%, 06/30/00                                   502
--------------------------------------------------------------------------------
    540   BREVARD COUNTY, HFA, WEEKLY VRDNS,
           MALABAR LAKES, SERIES A, LOC: FIRST BANK,
           5.300%, 12/01/10                                   540
--------------------------------------------------------------------------------
    300   BREVARD COUNTY, HFA, WEEKLY VRDNS,
           MALABAR LAKES, SERIES C, LOC: FIRST BANK,
           5.300%, 12/01/10                                   300
--------------------------------------------------------------------------------
  1,900   BROWARD COUNTY, HFA, WEEKLY VRDNS,
           MARGATE INNS, LOC: BANK ONE,
           4.900%, 11/01/05                                 1,900
--------------------------------------------------------------------------------
    400   COLLIER COUNTY, HEFA,
           DAILY VRDNS, CLEVELAND CLINIC HEALTH
           SYSTEM, RB, 4.700%, 01/01/33                       400
--------------------------------------------------------------------------------
    400   DADE COUNTY, IDA, WEEKLY VRDNS, ADP SOUTH,
           4.920%, 11/15/17                                   400
--------------------------------------------------------------------------------
    800   EUSTIS, WEEKLY VRDNS, RB, LOC:
           SUNTRUST BANK, 5.550%, 12/01/27                    800
--------------------------------------------------------------------------------
    570   FIRST FLORIDA GOVERNMENTAL FINANCING
           COMMISSION, RB, SERIES C, MBIA,
           5.900%, 07/01/00                                   576
--------------------------------------------------------------------------------
    400   FLORIDA HOUSING AGENCY, WEEKLY VRDNS RB,
           4.700%, 02/15/28                                   400
--------------------------------------------------------------------------------
  1,200   FLORIDA HOUSING AGENCY, WEEKLY VRDNS,
           RB, LOC: COMERICA, 5.400%, 04/01/26              1,200
--------------------------------------------------------------------------------
    900   FLORIDA STATE, BOARD OF EDUCATION, CAPITAL
           OUTLAY, DAILY VRDNS, GO, SERIES SGA 67,
           LOC: SOCIETE GENERAL, 4.900%, 06/01/22             900
--------------------------------------------------------------------------------
    200   FLORIDA STATE, BOARD OF EDUCATION, CAPITAL
           OUTLAY, GO, PRE-REFUNDED 06/01/00
           @ 102, (B), 7.250%, 06/01/23                       207
--------------------------------------------------------------------------------
    500   FLORIDA STATE, BOARD OF EDUCATION, CAPITAL
           OUTLAY, GO, SERIES A, 7.000%, 06/01/00             507
--------------------------------------------------------------------------------
    150   FLORIDA STATE, BOARD OF EDUCATION, CAPITAL
           OUTLAY, GO, SERIES E, 5.100%, 06/01/00             151
--------------------------------------------------------------------------------
    100   FLORIDA STATE, EVERGLADES PORT AUTHORITY, FGIC,
           RB, SERIES B, 7.000%, 09/01/00                     102
--------------------------------------------------------------------------------
  2,000   FLORIDA STATE, FINANCE AUTHORITY, WEEKLY
           VRDNS, CAPITAL PROJECTS LOAN PROGRAM,
           RB, SERIES 1998A, LOC: CREDIT SUISSE,
           4.900%, 06/01/28                                 2,000
--------------------------------------------------------------------------------
  1,000   FLORIDA STATE, GENERAL FINANCING DEPARTMENT,
           ENVIRONMENTAL PRESERVATION, FSA, RB,
           SERIES 2000-B, 4.500%, 07/01/00                  1,005
--------------------------------------------------------------------------------
    900   FLORIDA STATE, HFA, WEEKLY VRDNS, CARLTON
           PROJECT, RB, SERIES E, LOC: KBC BANK,
           5.350%, 12/01/08                                   900
--------------------------------------------------------------------------------
  1,000   FLORIDA STATE, HFA, WEEKLY VRDNS, OAKS AT
           REGENCY APARTMENTS, RB, 5.200%, 12/01/05         1,000
--------------------------------------------------------------------------------
  1,000   GULF BREEZE, LOCAL GOVERNMENT, WEEKLY
           VRDNS, FGIC, RB, 5.250%, 12/01/20                1,000
--------------------------------------------------------------------------------
     95   HIGHLANDS COUNTY, SCHOOL BOARD, MBIA, RB,
           3.700%, 09/01/00                                    95
--------------------------------------------------------------------------------
    300   HILLSBOROUGH COUNTY, IDA, DAILY VRDNS, TAMPA
           ELECTRIC, RB, SERIES 1990, 3.900%, 09/01/25        300
--------------------------------------------------------------------------------
  1,100   HILLSBOROUGH COUNTY, IDA, WEEKLY VRDNS,
           LESLIE CONTROLS, RB, LOC: FIRST UNION,
           5.050%, 08/01/19                                 1,100
--------------------------------------------------------------------------------
  1,500   INDIAN RIVER COUNTY, DISTRICT HOSPITAL,
           SUNHEALTH NETWORK, TECP, LOC: KBC BANK,
           3.750%, 01/10/00                                 1,500
--------------------------------------------------------------------------------
  2,000   INDIAN RIVER COUNTY, DISTRICT HOSPITAL,
           SUNHEALTH NETWORK, TECP, LOC: KBC BANK,
           3.850%, 01/11/00                                 2,000
--------------------------------------------------------------------------------
    545   INDIAN RIVER COUNTY, WEEKLY VRDNS, DISTRICT
           HOSPITAL, RB, LOC: KBC BANK,
           5.350%, 10/01/15                                   545
--------------------------------------------------------------------------------
  1,500   JACKSONVILLE ELECTRIC AUTHORITY, TECP,
           3.750%, 01/10/00                                 1,500
--------------------------------------------------------------------------------
  2,000   JACKSONVILLE ELECTRIC AUTHORITY, TECP,
           3.850%, 01/10/00                                 2,000
--------------------------------------------------------------------------------
    300   JACKSONVILLE, HEFA, WEEKLY VRDNS,
           FACULTY PRACTICE ASSOCIATION, RB,
           LOC: BANK OF AMERICA, 5.450%, 10/01/16             300
--------------------------------------------------------------------------------
    200   JACKSONVILLE, HEFA, WEEKLY VRDNS,
           RIVER GARDEN, RB, LOC: FIRST UNION,
           5.100%, 08/01/22                                   200
--------------------------------------------------------------------------------
  2,000   JACKSONVILLE, WEEKLY VRDNS, YMCA FIRST COAST
           PROJECT, RB, LOC: FIRST UNION,
           5.000%, 03/01/18                                 2,000
--------------------------------------------------------------------------------
    100   LEE COUNTY, SCHOOL BOARD PARTICIPATION NOTE,
           FSA, COP, 4.550%, 08/01/00                         100
--------------------------------------------------------------------------------
  1,000   LEE COUNTY, EDR, WEEKLY VRDNS, CANTERBURY
           SCHOOL PROJECT, RB, LOC: SUNTRUST BANK,
           5.550%, 12/01/19                                 1,000
--------------------------------------------------------------------------------
    500   LEE COUNTY, SCHOOL BOARD PARTNERSHIP, FSA,
           COP, 6.200%, 08/01/00                              508
--------------------------------------------------------------------------------
    400   MANATEE COUNTY, HFA, WEEKLY VRDNS, HARBOR
           PROJECT, RB, SERIES B, LOC: CREDIT SUISSE,
           5.550%, 12/01/07                                   400
--------------------------------------------------------------------------------
    345   MIAMI, SPORTS & EXHIBITION AUTHORITY, SPECIAL
           OBLIGATION, RB, FGIC, PRE-REFUNDED 04/01/00
           @102 (B), 7.100%, 01/01/11                         354
--------------------------------------------------------------------------------
    210   MIAMI SPRINGS, UTILITIES SYSTEM, RB, MBIA,
           4.000%, 09/01/00                                   210
--------------------------------------------------------------------------------
    500   ORANGE COUNTY, HEFA, WEEKLY VRDNS,
           ADVEBTIST HEALTH SYSTEMS, RB, LOC:
           RABOBANK, 5.400%, 11/15/26                         500
--------------------------------------------------------------------------------
  1,200   ORANGE COUNTY, IDA, WEEKLY VRDNS, LAKE
           HIGHLAND PREP SCHOOL, RB, LOC: FIRST UNION,
           5.050%, 10/01/18                                 1,200
--------------------------------------------------------------------------------
    720   ORANGE COUNTY, IDA, WEEKLY VRDNS, UNIVERSITY
           OF CENTRAL FLORIDA, RB, LOC: FIRST UNION,
           5.050%, 03/01/17                                   720
--------------------------------------------------------------------------------
    800   ORANGE COUNTY, WEEKLY VRDNS, SCHOOL BOARD,
           TRUST CERTIFICATES, RB, SERIES 130, MBIA,
           5.560%, 08/01/23                                   800
--------------------------------------------------------------------------------
  2,000   ORLANDO, TECP, 3.650%, 01/18/00                   2,000
--------------------------------------------------------------------------------
    100   ORMOND BEACH, WATER & SEWER DEVELOPMENT,
           FGIC, RB, 5.750%, 09/01/00                         101
--------------------------------------------------------------------------------
    875   PALM BEACH COUNTY, CRIMINAL JUSTICE FACILITY,
           FGIC, RB, 7.250%, 06/01/11                         899
--------------------------------------------------------------------------------
  1,150   PALM BEACH COUNTY, WEEKLY VRDNS,
           COMMUNITY FOUNDATION, RB, LOC: NORTHERN
           TRUST, 5.350%, 07/01/34                          1,150
--------------------------------------------------------------------------------

12
      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL                                                  AMORTIZED
AMOUNT                                                      COST
(000)                                                       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
 $  900   PALM BEACH COUNTY, WEEKLY VRDNS, HENRY
           MORISON FLAGLER PROJECT, RB, LOC: NORTHERN
           TRUST, 5.350%, 11/01/34                         $  900
--------------------------------------------------------------------------------
    100   PEMBROKE PINES, PUBLIC IMPROVEMENTS,
           AMBAC, RB, 4.625%, 10/01/00                        100
--------------------------------------------------------------------------------
    800   PINELLAS COUNTY, HEFA, DAILY VRDNS,
           POOLED HOSPITAL LOAN PROGRAM,
           AMBAC, RB, BPA: SUNTRUST BANK,
           4.700%, 12/01/15                                   800
--------------------------------------------------------------------------------
    100   PINELLAS COUNTY, WATER IMPROVEMENT SYSTEM,
           AMBAC, RB, 4.200%, 10/01/00                        100
--------------------------------------------------------------------------------
    400   PLANT CITY, HFA, WEEKLY VRDNS, SOUTHERN
           FLORIDA BAPTIST HOSPITAL PROJECT, RB, LOC:
           BARNETT BANK, 5.450%, 03/01/13                     400
--------------------------------------------------------------------------------
    400   PUTNAM COUNTY, PCR, SEMI-ANNUAL VRDNS,
           SEMINOLE ELECTRIC PROJECT, RB,
           3.800%, 12/15/09                                   400
--------------------------------------------------------------------------------
    580   PUTNAM COUNTY, IDA, WEEKLY VRDNS, SEMINOLE
           ELECTRIC PROJECT, RB SERIES
           H-2, 5.550%, 03/15/14                              580
--------------------------------------------------------------------------------
  1,560   SARASOTA COUNTY, WEEKLY VRDNS, PUBLIC
           HOUSING TRUST CERTIFICATES, MBIA, RB,
           SERIES 99, 5.560%, 07/01/28                      1,560
--------------------------------------------------------------------------------
    500   SEMINOLE COUNTY, SCHOOL DISTRICT TANS,
           4.000%, 07/28/00                                   502
--------------------------------------------------------------------------------
    450   ST LUCIE COUNTY, IDA, MONTHLY VRDNS,
           CONVENTION CENTER PROJECT, TORONTO
           DOMINION LOC, RB, 3.700%, 01/01/11                 450
--------------------------------------------------------------------------------
    100   ST PETERSBURG, PUBLIC IMPROVEMENT, MBIA, RB,
           5.800%, 02/01/00                                   100
--------------------------------------------------------------------------------
    165   UNIVERSITY OF SOUTH FLORIDA, HOUSING FACILITY,
           MBIA, RB, 7.000%, 07/01/00                         167
--------------------------------------------------------------------------------
    400   VOLUSIA COUNTY, HFA, WEEKLY VRDNS, SUN
           POINTE APARTMENTS PROJECT, RB, LOC:
           KEY BANK, 5.200%, 12/01/05                         400
--------------------------------------------------------------------------------
TOTAL FLORIDA                                              44,031
--------------------------------------------------------------------------------
ILLINOIS -- 0.7%
--------------------------------------------------------------------------------
    300   HARVARD COUNTY, HEALTH CARE FACILITY,
           WEEKLY VRDNS, HARVARD MEMORIAL
           HOSPITAL, RB, LOC: FIRST OF AMERICA,
           5.750%, 07/01/18                                   300
--------------------------------------------------------------------------------
TOTAL ILLINOIS                                                300
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $44,631)                       44,631
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5% (COST $44,631)                    44,631
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.5%                       231
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR
   VALUE) BASED ON 25,297,832 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                           25,298
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 19,570,300 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                           19,570
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS                   (1)
--------------------------------------------------------------------------------
OVERDISTRIBUTED NET INVESTMENT INCOME                          (5)
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                   $44,862
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES                           $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES                      $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.
--------------------------------------------------------------------------------

HUNTINGTON MONEY MARKET FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL                                                 AMORTIZED
AMOUNT                                                      COST
(000)                                                       (000)
--------------------------------------------------------------------------------
(C) COMMERCIAL PAPER -- 86.9%
--------------------------------------------------------------------------------
AGRICULTURE -- 2.6%
$10,000   CARGILL, 5.700%, 01/13/00                       $ 9,981
 15,000   CARGILL, 5.900%, 01/19/00                        14,956
--------------------------------------------------------------------------------
                                                           24,937
--------------------------------------------------------------------------------
BANKING -- 5.1%
 15,000   NATIONAL CITY CREDIT, 5.970%, 01/25/00           14,940
 10,000   NATIONAL CITY CREDIT, 5.750%, 03/07/00            9,895
 15,000   TORONTO DOMINION HOLDINGS, 5.770%, 01/10/00      14,978
 10,000   TORONTO DOMINION HOLDINGS, 5.920%, 02/10/00       9,935
--------------------------------------------------------------------------------
                                                           49,748
--------------------------------------------------------------------------------
BANKING & FINANCE -- 2.6%
 10,000   GOLDMAN SACHS GROUP, 5.980%, 01/26/00             9,958
 15,000   GOLDMAN SACHS GROUP, 6.180%, 02/29/00            14,848
--------------------------------------------------------------------------------
                                                           24,806
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.5%
 15,000   HALLIBURTON, 5.850%, 01/04/00                    14,993
--------------------------------------------------------------------------------
                                                           14,993
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
--------------------------------------------------------------------------------
BUILDING DIVERSIFIED OPERATIONS -- 6.8%
$17,000   MINNESOTA MINING & MANUFACTURING,
           5.840%, 01/20/00                               $16,948
 15,000   MINNESOTA MINING & MANUFACTURING,
           5.900%, 03/21/00                                14,803
 20,000   MOTOROLA, 6.050%, 03/30/00                       19,701
 10,000   MOTOROLA, 5.500%, 03/30/00                        9,864
  5,000   MOTOROLA, 5.600%, 03/31/00                        4,930
--------------------------------------------------------------------------------
                                                           66,246
--------------------------------------------------------------------------------
CHEMICALS -- 4.6%

 15,000   DUPONT, 5.880%, 03/02/00                         14,851
 15,000   DUPONT, 5.940%, 03/10/00                         14,829
 15,000   MONSANTO, 5.860%, 02/04/00                       14,917
--------------------------------------------------------------------------------
                                                           44,597
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 4.3%
 16,000   FORTUNE BRANDS, 5.900%, 01/31/00                 15,921
  8,000   HASBRO, 5.050%, 01/07/00                          7,993
  8,000   NIKE, 5.810%, 02/02/00                            7,959
 10,000   NIKE, 5.850%, 02/16/00                            9,925
--------------------------------------------------------------------------------
                                                           41,798
--------------------------------------------------------------------------------
                                                                              13

   STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
--------------------------------------------------------------------------------
ENERGY -- 3.6%
$10,000   DUKE ENERGY, 5.880%, 01/06/00        $ 9,992
 15,000   DUKE ENERGY, 5.750%, 01/14/00         14,969
 10,000   EMERSON ELECTRIC, 5.760%, 01/28/00     9,957
--------------------------------------------------------------------------------
                                                34,918
--------------------------------------------------------------------------------
ENTERTAINMENT -- 2.6%
 10,000   WALT DISNEY, 5.840%, 01/19/00          9,971
 15,000   WALT DISNEY, 5.880%, 01/21/00         14,951
--------------------------------------------------------------------------------
                                                24,922
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.1%
 15,000   CITIGROUP HOLDINGS, 5.770%, 01/06/00  14,988
 15,000   FORD MOTOR CREDIT, 5.856%, 01/03/00   15,000
 10,000   HOUSEHOLD FINANCE, 5.700%, 01/12/00    9,982
 15,000   HOUSEHOLD FINANCE, 5.930%, 02/04/00   14,916
 15,000   IBM CREDIT, 5.880%, 02/08/00          14,907
 15,000   IBM CREDIT, 5.760%, 02/09/00          14,906
 12,500   WEYERHAUSER, 5.870%, 01/21/00         12,459
 10,687   XEROX, 5.900%, 02/03/00               10,629
--------------------------------------------------------------------------------
                                               107,787
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 14.8%
 15,000   CAMPBELL SOUP, 5.800%, 01/27/00       14,937
 15,000   CAMPBELL SOUP, 6.000%, 02/11/00       14,898
 10,000   COCA-COLA, 5.760%, 02/18/00            9,923
 10,000   COCA-COLA, 5.900%, 02/28/00            9,905
 17,580   GOLDEN PEANUT ,5.930%, 02/10/00       17,464
  9,100   GOLDEN PEANUT, 5.900%, 02/14/00        9,034
 12,000   H.J. HEINZ, 4.000%, 01/10/00          11,988
 15,000   KELLOGG, 5.650%, 01/18/00             14,960
 15,000   HERSHEY FOODS, 5.770%, 01/28/00       14,935
 15,625   HERSHEY FOODS, 5.750%, 01/31/00       15,550
 10,000   KELLOGG, 5.900%, 02/22/00              9,915
--------------------------------------------------------------------------------
                                               143,509
--------------------------------------------------------------------------------
FUNDING CORPORATION -- 1.5%
 15,000   NEW CENTER ASSET TRUST 6.000%,
           03/16/00                             14,813
--------------------------------------------------------------------------------
                                                14,813
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS & HOUSEWARES -- 1.6%
 15,000   PROCTER & GAMBLE 5.900%, 01/27/00     14,936
--------------------------------------------------------------------------------
                                                14,936
--------------------------------------------------------------------------------
INSURANCE -- 5.3%
 10,000   A I CREDIT, 5.800%, 01/18/00           9,973
 10,000   MET LIFE FUNDING, 5.930%, 01/24/00     9,962
 15,000   MET LIFE FUNDING, 5.700%, 02/03/00    14,922
  9,480   USAA CAPITAL, 5.760%, 01/18/00         9,454
  7,000   USAA CAPITAL, 5.920%, 01/26/00         6,971
--------------------------------------------------------------------------------
                                                51,282
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 2.4%
 10,000   BECTON DICKINSON, 5.860%, 02/01/00     9,950
 13,150   BECTON DICKINSON, 5.920%, 02/15/00    13,053
--------------------------------------------------------------------------------
                                                23,003
--------------------------------------------------------------------------------
METALS & MINING -- 1.6%
 15,000   ALCOA, 5.930%, 01/10/00               14,978
--------------------------------------------------------------------------------
                                                14,978
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.6%
 20,000   ABBOTT LABS, 5.750%, 01/11/00         19,968
 15,000   MERCK, 5.800%, 02/03/00               14,920
 10,000   PFIZER, (A) 5.650%, 01/25/00           9,962
--------------------------------------------------------------------------------
                                                44,850
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.6%
 15,000   GANNETT, (A) 5.900%, 01/20/00         14,953
--------------------------------------------------------------------------------
                                                14,953
--------------------------------------------------------------------------------
TELECOMMUNICATION -- 8.7%
 15,000   AT&T, 5.810%, 01/21/00                14,945
 10,000   BELL SOUTH, 5.650%, 02/01/00           9,951
 10,000   BELL SOUTH, 5.680%, 02/08/00           9,940
 10,000   BELL SOUTH, 5.790%, 02/11/00           9,934
 15,000   LUCENT TECHNOLOGIES, 5.800%, 01/11/00 14,976
 10,000   LUCENT TECHNOLOGIES, 5.800%, 01/24/00  9,963
 15,000   SBC COMMUNICATION, (A) 5.670%,
          02/02/00                              14,924
--------------------------------------------------------------------------------
                                                84,633
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $841,709)         841,709
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 8.7%
--------------------------------------------------------------------------------
 10,000   FHLB, 5.798%, 01/21/00                 9,999
 20,000   FHLB, 5.968%, 01/28/00                20,000
 15,000   FHLB, (A) 5.790%, 03/22/00            14,805
  5,000   FHLMC, 5.480%, 01/05/00                4,997
 15,000   FHLMC, 5.600%, 02/29/00               14,862
 20,000   SLMA, 6.093%, 02/17/00                20,000
--------------------------------------------------------------------------------
TOTAL AGENCY OBLIGATIONS (COST $84,663)         84,663
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.8%
--------------------------------------------------------------------------------
 6,485    MORGAN STANLEY & CO., INC., 2.42%, DATED
          12/31/99, DUE 01/03/00, REPURCHASE PRICE
          $6,616,189 (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR VALUE
          $5,210,000, 9.25%, 02/15/16, TOTAL
          MARKET VALUE $6,615,072)               6,485
--------------------------------------------------------------------------------
 40,000   MORGAN STANLEY & CO., INC., 3.70%,
          DATED 12/30/99, DUE 01/03/00,
          REPURCHASE PRICE $40,016,444
          (COLLATERALIZED BY FNMA MEDIUM TERM
          NOTE, TOTAL PAR VALUE $39,920,000,
          6.41%, 02/02/00, TOTAL MARKET VALUE
          $40,819,660)                          40,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $46,485)      46,485
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4% (COST $972,857)      972,857
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.4%)      (3,717)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR VALUE)
   BASED ON 633,075,477 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         633,075
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 336,137,042
   OUTSTANDING SHARES OF BENEFICIAL INTEREST   336,137
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (89)
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 17
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $969,140
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES               $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES          $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

14
       (See notes which are an integral part of the Financial Statements.)

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL                                                 AMORTIZED
AMOUNT                                                      COST
(000)                                                       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%
--------------------------------------------------------------------------------
OHIO -- 98.1%
 $1,500   ALLEN COUNTY, BANS, 3.350%, 04/13/00            $ 1,501
--------------------------------------------------------------------------------
  2,350   AMERICAN MUNICIPAL POWER, BANS,
           3.900%, 09/08/00                                 2,350
--------------------------------------------------------------------------------
  1,879   AMERICAN MUNICIPAL POWER, BANS,
           4.100%, 12/01/00                                 1,879
--------------------------------------------------------------------------------
  1,170   ASHLAND COUNTY, IDR, WEEKLY VRDNS,
           LANDOVER PROPERTIES PROJECT, LOC: BANK ONE,
           5.400%, 11/01/04                                 1,170
--------------------------------------------------------------------------------
  1,300   ASHLAND COUNTY, SANITARY SEWER SYSTEM NOTES,
           3.300%, 03/16/00                                 1,301
--------------------------------------------------------------------------------
  1,500   BUTLER COUNTY, BANS, 3.490%, 03/16/00             1,501
--------------------------------------------------------------------------------
  1,500   BUTLER COUNTY, BANS, 4.150%, 10/19/00             1,505
--------------------------------------------------------------------------------
    900   BUTLER COUNTY, IDR, WEEKLY VRDNS,
           5.600%, 08/01/12                                   900
--------------------------------------------------------------------------------
  2,000   CANTON, BANS, 3.910%, 06/08/00                    2,005
--------------------------------------------------------------------------------
  1,860   CENTERVILLE, WEEKLY VRDNS, BETHANY
           LUTHERAN VILLAGE PROJECT, LOC: PNC BANK,
           5.550%, 11/01/13                                 1,860
--------------------------------------------------------------------------------
  1,570   CLARK COUNTY, BANS, 3.550%, 05/10/00              1,572
--------------------------------------------------------------------------------
  6,000   CLEVELAND, INCOME TAX REVENUE, LOC: AMBAC,
           5.550%, 05/15/24                                 6,000
--------------------------------------------------------------------------------
  8,700   COLUMBUS, SSRB, WEEKLY VRDNS, SERIES 1994,
           5.400%, 06/01/11                                 8,700
--------------------------------------------------------------------------------
  4,300   COLUMBUS, WEEKLY VRDNS, ELECTRIC SYSTEM
           REVENUE, LOC: UNION BANK OF SWITZERLAND,
           3.650%, 09/01/09                                 4,300
--------------------------------------------------------------------------------
 11,500   COLUMBUS, WEEKLY VRDNS, SERIES 1,
           5.300%, 12/01/17                                11,500
--------------------------------------------------------------------------------
  2,490   COSHOCTON COUNTY, HRB, WEEKLY VRDNS,
           ECHOING HILLS VILLAGE PROJECT, LOC: BANK ONE,
           5.470%, 03/01/14                                 2,490
--------------------------------------------------------------------------------
  4,000   CUYAHOGA COUNTY, EDR, DAILY VRDNS,
           CLEVELAND ORCHESTRA, LOC: BANK OF AMERICA,
           4.750%, 04/01/28                                 4,000
--------------------------------------------------------------------------------
  3,500   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES 1997-D,
           4.800%, 01/01/26                                 3,500
--------------------------------------------------------------------------------
  3,175   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           UNIVERSITY HOSPITAL CLEVELAND, LOC:
           CHASE MANHATTAN BANK,
           4.700%, 01/01/16                                 3,175
--------------------------------------------------------------------------------
  5,000   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES 1996-A,
           LOC: MORGAN GUARANTY TRUST,
           5.650%, 01/01/26                                 5,000
--------------------------------------------------------------------------------
  3,500   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES 1996-B,
           5.650%, 01/01/26                                 3,500
--------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES A,
           5.650%, 01/01/24                                 2,000
--------------------------------------------------------------------------------
  1,400   CUYAHOGA COUNTY, IDA, WEEKLY VRDNS,
           ALLEN GROUP PROJECT, LOC: DRESDNER BANK,
           5.500%, 12/01/15                                 1,400
--------------------------------------------------------------------------------
  1,600   CUYAHOGA COUNTY, IDR, WEEKLY VRDNS,
           EDGECOMB METALS PROJECT, LOC: BANQUE
           NATIONALE PARIS, 5.550%, 09/01/09                1,600
--------------------------------------------------------------------------------
  1,105   DELAWARE COUNTY, BANS, 3.360%, 06/01/00           1,105
--------------------------------------------------------------------------------
  1,000   DELAWARE COUNTY, BANS, 3.650%, 06/01/00           1,000
--------------------------------------------------------------------------------
  1,800   DOVER, BANS, 3.950%, 09/07/00                     1,803
--------------------------------------------------------------------------------
  2,415   EUCLID, BANS, 3.980%, 12/15/00                    2,428
--------------------------------------------------------------------------------
  2,279   EUCLID, CSD, BANS, 3.750%, 05/25/00               2,283
--------------------------------------------------------------------------------
  1,600   EVANDALE, IDR, WEEKLY VRDNS, SHAVER
           REAL ESTATE, LOC: ABN AMRO BANK,
           5.000%, 09/01/15                                 1,600
--------------------------------------------------------------------------------
    995   FAIRFIELD, BANS, 3.750%, 06/09/00                   996
--------------------------------------------------------------------------------
  3,600   FRANKLIN COUNTY, HRB, DAILY VRDNS,
           FRANCISCAN SISTERS, LOC: CHASE
           MANHATTAN BANK, 4.700%, 07/01/15                 3,600
--------------------------------------------------------------------------------
  1,000   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           CHILDRENS HOSPITAL PROJECT, SERIES B,
           5.570%, 12/01/14                                 1,000
--------------------------------------------------------------------------------
  2,500   FRANKLIN COUNTY, HRB, WEEKLY VRDNS, DOCTORS
           OF OHIO HEALTH PROJECT, SERIES B, LOC:
           NATIONAL CITY BANK, 5.700%, 12/01/28             2,500
--------------------------------------------------------------------------------
  2,500   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           HOLY CROSS HEALTH SYSTEM,
           5.400%, 06/01/16                                 2,500
--------------------------------------------------------------------------------
  4,900   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           U.S. HEALTH, SERIES A, LOC: MORGAN
           GUARANTY TRUST, 5.400%, 12/01/21                 4,900
--------------------------------------------------------------------------------
    750   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           COLUMBUS COLLEGE ART & DESIGN PROJECT,
           LOC: BANK ONE, 5.500%, 10/01/11                    750
--------------------------------------------------------------------------------
  1,350   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           DOMINICAN SISTER, LOC: FIFTH THIRD BANK,
           5.600%, 12/01/16                                 1,350
--------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HFA, WEEKLY VRDNS,
           MULTIFAMILY MANAGEMENT AFFORDABLE
           HOUSING, SERIES A, LOC: BANK ONE,
           5.470%, 01/01/30                                 2,000
--------------------------------------------------------------------------------
  3,850   HAMILTON COUNTY, HRB, HEALTH ALLIANCE,
           SERIES A, LOC: MBIA, 5.400%, 01/01/18            3,850
--------------------------------------------------------------------------------
  4,000   HAMILTON COUNTY, HRB, HEALTH ALLIANCE,
           SERIES E, LOC: MBIA, 5.400%, 01/01/18            4,000
--------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           CHILDRENS MEDICAL CENTER PROJECT,
           SERIES A, LOC: PNC BANK,
           5.500%, 05/15/17                                 2,000
--------------------------------------------------------------------------------
  1,800   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES B, LOC: MBIA,
           5.350%, 01/01/18                                 1,800
--------------------------------------------------------------------------------
  1,100   HAMILTON COUNTY, MONTHLY VRDNS, AUTOMATIC
           DATA PROCESSING, 3.700%, 10/15/12                1,100
--------------------------------------------------------------------------------
  1,735   HAMILTON COUNTY, WEEKLY VRDNS, CINCINNATI
           ARTS ASSOCIATION, LOC: FIFTH THIRD BANK,
           5.460%, 05/01/13                                 1,735
--------------------------------------------------------------------------------
  2,000   HILLIARD, BANS 4.250%, 05/25/00                   2,002
--------------------------------------------------------------------------------
  1,820   LORAIN COUNTY, WEEKLY VRDNS, ELYRIA UNITED
           METHODIST PROJECT, SERIES A, LOC: BANK ONE,
           5.470%, 06/01/22                                 1,820
--------------------------------------------------------------------------------
  5,000   LUCAS COUNTY, WEEKLY VRDNS, RB, TOLEDO
           ZOOLOGICAL SOCIETY, LOC: KEYBANK,
           5.500%, 10/01/05                                 5,000
--------------------------------------------------------------------------------
  2,775   LYNDHURST, BANS 3.375%, 03/16/00                  2,776
--------------------------------------------------------------------------------
  2,000   MAHONING COUNTY, HRB, WEEKLY VRDNS, FORUM
           HEALTH OBLIGATION GROUP B, LOC: MBIA,
           5.400%, 12/01/28                                 2,000
--------------------------------------------------------------------------------
    900   MAHONING COUNTY, WEEKLY VRDNS, COPELAND
           OAKS PROJECT, SERIES 1992, LOC: BANK ONE,
           5.470%, 04/01/17                                   900
--------------------------------------------------------------------------------
    700   MARION COUNTY, HRB, WEEKLY VRDNS, LOC:
           BANK ONE, 5.470%, 08/01/20                         700
--------------------------------------------------------------------------------

   STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
PRINCIPAL                                                AMORTIZED
AMOUNT                                                     COST
(000)                                                      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $3,000   MARYSVILLE VILLAGE, CSD, BANS,
           3.610%, 06/01/00                                $3,004
--------------------------------------------------------------------------------
  1,500   MASON COUNTY, CSD, BANS, SERIES 1999,
           3.380%, 02/17/00                                 1,501
--------------------------------------------------------------------------------
  4,555   MASON COUNTY,EDR, WEEKLY VRDNS, CEDAR
           VILLAGE PROJECT, LOC: FIFTH THIRD BANK,
           5.460%, 12/01/17                                 4,555
--------------------------------------------------------------------------------
  2,000   MIDDLESBURG HEIGHTS, HRB, WEEKLY VRDNS,
           SOUTHWEST GENERAL HEALTH, LOC: KEYBANK,
           5.500%, 08/15/22                                 2,000
--------------------------------------------------------------------------------
  1,300   MONTGOMERY COUNTY, DAILY VRDNS, MIAMI
           VALLEY HOSPITAL PROJECT, SERIES A,
           4.800%, 11/15/22                                 1,300
--------------------------------------------------------------------------------
  3,000   MONTGOMERY COUNTY, WEEKLY VRDNS, SOCIETY
           ST. VINCENT DEPAUL, LOC: NATIONAL CITY BANK,
           5.500%, 12/01/10                                 3,000
--------------------------------------------------------------------------------
  1,000   MORROW COUNTY, IDA, FIELD CONTAINER,
           WEEKLY VRDNS, LOC: AMERICAN NATIONAL,
           5.550%, 06/01/03                                 1,000
--------------------------------------------------------------------------------
  2,350   OHIO STATE UNIVERSITY, WEEKLY VRDNS, GENERAL
           RECEIPTS, 4.900%, 12/01/27                       2,350
--------------------------------------------------------------------------------
  5,000   OHIO STATE, AQDA, WEEKLY VRDNS,
           5.400%, 12/01/19                                 5,000
--------------------------------------------------------------------------------
    700   OHIO STATE, AQDA, DAILY VRDNS, CINCINNATI
           GAS & ELECTRIC, RB, SERIES A, LOC:
           ABN AMRO BANK, 4.750%, 09/01/30                    700
--------------------------------------------------------------------------------
  6,300   OHIO STATE, AQDA, DAILY VRDNS, LOC:
           DEUTSCHE BANK, 4.700%, 10/01/01                  6,300
--------------------------------------------------------------------------------
  1,700   OHIO STATE, AQDA, TECP, 3.800%, 01/21/00          1,700
--------------------------------------------------------------------------------
  2,000   OHIO STATE, AQDA, TECP, 3.800%, 02/07/00          2,000
--------------------------------------------------------------------------------
  1,000   OHIO STATE, CSD, CASH FLOW BORROWING
           PROGRAM, BANS, 4.140%, 06/30/00                  1,004
--------------------------------------------------------------------------------
  3,300   OHIO STATE, HEF, WEEKLY VRDNS, LOC:
           FIFTH THIRD BANK, 5.500%, 09/01/17               3,300
--------------------------------------------------------------------------------
  2,050   OHIO STATE, HEF, WEEKLY VRDNS, LOC:
           FIFTH THIRD BANK, 5.500%, 09/01/24               2,050
--------------------------------------------------------------------------------
  3,000   OHIO STATE, HEF, WEEKLY VRDNS, MALONE
           COLLEGE, 5.550%, 10/01/22                        3,000
--------------------------------------------------------------------------------
  1,000   OHIO STATE, HEF, WEEKLY VRDNS, MT. VERNON
           NAZARENE, LOC: NATIONAL CITY BANK,
           5.550%, 09/01/09                                 1,000
--------------------------------------------------------------------------------
  4,600   OHIO STATE, WDA, DAILY VRDNS, MEAD
           COMPANY, SERIES B, LOC: BANK OF AMERICA,
           4.700%, 11/01/15                                 4,600
--------------------------------------------------------------------------------
  1,000   OHIO STATE, WDA, TECP, 3.800%, 02/07/00           1,000
--------------------------------------------------------------------------------
  4,000   OHIO STATE, WDA, WEEKLY VRDNS, CLEVELAND
           ELECTRIC, LOC: FIRST NATIONAL BANK,
           5.350%, 08/01/20                                 4,000
--------------------------------------------------------------------------------
  2,747   ORANGE COUNTY, CSD, BANS, 3.500%, 06/08/00        2,750
--------------------------------------------------------------------------------
  2,500   ORANGE COUNTY, CSD, BANS, 3.640%, 07/20/00        2,503
--------------------------------------------------------------------------------
    910   ORRVILLE, HRB, WEEKLY VRDNS, ORRVILLE HOSPITAL
           FOUNDATION, LOC: NATIONAL CITY BANK,
           5.500%, 12/01/07                                   910
--------------------------------------------------------------------------------
  1,164   PARMA, IDA, BANS, 4.200%, 10/31/00                1,167
--------------------------------------------------------------------------------
  1,000   SANDUSKY, BANS, 4.125%, 09/14/00                  1,002
--------------------------------------------------------------------------------
  1,400   SENECA COUNTY, HFA, WEEKLY VRDNS, SAINT
           FRANCIS HOME PROJECT, LOC: NATIONAL CITY
           BANK, 5.500%, 12/15/13                           1,400
--------------------------------------------------------------------------------
  3,000   SHARONVILLE, IDR, EDGECOMB METALS PROJECT,
           LOC: WELLS FARGO BANK, 5.550%, 11/01/09          3,000
--------------------------------------------------------------------------------
  1,000   SOLON, BANS, 3.600%, 06/15/00                     1,002
--------------------------------------------------------------------------------
  2,000   SUMMIT COUNTY, BANS, 3.800%, 06/01/00             2,005
--------------------------------------------------------------------------------
  2,000   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           BANS, 3.140%, 03/01/00                           2,001
--------------------------------------------------------------------------------
  2,000   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           BANS, SERIES AK, 4.250%, 10/05/00                2,005
--------------------------------------------------------------------------------
TOTAL OHIO                                                208,316
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $208,316)                     208,316
--------------------------------------------------------------------------------
MONEY MARKETS -- 3.0%
--------------------------------------------------------------------------------
  3,161   MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT
           FUND, DAILY VRDNS 4.410%,                        3,161
--------------------------------------------------------------------------------
  3,259   NUVEEN TAX EXEMPT MONEY MARKET
           FUND, DAILY VRDNS 4.307%,                        3,259
--------------------------------------------------------------------------------
TOTAL MONEY MARKETS (COST $6,420)                           6,420
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.1% (COST $214,736)                 214,736
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (1.1%)                 (2,309)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR VALUE)
   BASED ON 90,816,160 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                                90,816
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR
   VALUE) BASED ON 121,633,604 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                                    121,633
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS                  (12)
--------------------------------------------------------------------------------
OVERDISTRIBUTED NET INVESTMENT INCOME                         (10)
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                 $212,427
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES                          $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES                     $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

HUNTINGTON U.S. TREASURY MONEY MARKET FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL                                                 AMORTIZED
AMOUNT                                                     COST
(000)                                                      (000)
--------------------------------------------------------------------------------
(C) U.S. TREASURY BILLS -- 64.7%
--------------------------------------------------------------------------------
$65,000   U.S. TREASURY BILL, 4.870%, 01/13/00           $ 64,887
 65,000   U.S. TREASURY BILL, 4.720%, 01/20/00             64,827
 10,000   U.S. TREASURY BILL, 4.900%, 02/03/00              9,955
 25,000   U.S. TREASURY BILL, 4.800%, 02/10/00             24,865
 25,000   U.S. TREASURY BILL, 4.830%, 02/17/00             24,841
 50,000   U.S. TREASURY BILL, 4.880%, 03/02/00             49,592
 25,000   U.S. TREASURY BILL, 5.350%, 03/23/00             24,699
 25,000   U.S. TREASURY BILL, 5.340%, 04/20/00             24,598
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST $288,264)                 288,264
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 35.7%
--------------------------------------------------------------------------------
$20,000    BANC ONE, 4.5%, DATED 12/29/99, DUE
           01/05/00, REPURCHASE PRICE $20,017,500
           (COLLATERALIZED BY U.S. TREASURY OBLIGATIONS,
           TOTAL PAR VALUE $20,025,000, 6.625%,
           04/30/02, TOTAL MARKET VALUE $20,394,383)      $20,000
--------------------------------------------------------------------------------
 25,000    COMMERCE BANK, 5.40%, DATED 12/28/99,
           DUE 01/04/00, REPURCHASE PRICE
           $25,026,250 (COL-LATERALIZED BY U.S.
           TREASURY OBLIGATIONS, TOTAL PAR VALUE
           $25,283,000, 4.75%-6.50%, 05/15/05-
           11/15/08, TOTAL MARKET VALUE $25,464,395)       25,000
--------------------------------------------------------------------------------

16
       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                      VALUE
(000)                                                       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
$10,000    MERRILL LYNCH, 3.00%, DATED 12/31/99, DUE
           01/04/00, REPURCHASE PRICE $10,003,333
           (COLLATERALIZED BY U.S. TREASURY OBLIGATIONS,
           TOTAL PAR VALUE $10,280,000, 5.75%, 04/30/03,
           TOTAL MARKET VALUE $10,189,520)                $10,000
--------------------------------------------------------------------------------
 20,000    MERRILL LYNCH, 4.75%, DATED 12/29/99,
           DUE 01/05/00, REPURCHASE PRICE
           $20,018,472 (COLLATERALIZED BY U.S.
           TREASURY OBLIGATIONS, TOTAL PAR VALUE
           $19,880,000, 6.25%, 01/31/02, TOTAL
           MARKET VALUE $20,390,370)                       20,000
--------------------------------------------------------------------------------
 20,000    MERRILL LYNCH, 2.00%, DATED 12/30/99,
           DUE 01/06/00, REPURCHASE PRICE
           $20,007,778 (COLLATERALIZED BY U.S.
           TREASURY OBLIGATIONS, TOTAL PAR VALUE
           $20,150,000, 5.125%, 08/31/00, TOTAL
           MARKET VALUE $20,382,777)                       20,000
--------------------------------------------------------------------------------
 25,000    MORGAN STANELY & CO., INC., 2.95%,
           DATED 12/30/99, DUE 01/03/00,
           REPURCHASE PRICE $25,008,194
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATIONS, TOTAL PAR VALUE $25,760,000, 4.00%,
           10/31/00, TOTAL MARKET VALUE $25,510,052)       25,000
--------------------------------------------------------------------------------
 18,790    MORGAN STANELY & CO., INC., 2.42%,
           DATED 12/31/99, DUE 01/03/00,
           REPURCHASE PRICE $18,793,989
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE $15,085,000, 9.25%,
           02/15/16, TOTAL MARKET VALUE $19,153,236)       18,790
--------------------------------------------------------------------------------
 20,000    SMITH BARNEY, INC., 5.38%, DATED
           12/27/99, DUE 01/03/00, REPURCHASE
           PRICE $20,017,933 (COLLATERALIZED BY
           U.S. TREASURY OBLIGATIONS, TOTAL PAR VALUE
           $21,259,000, 3.375%, 01/15/07, TOTAL MARKET
           VALUE $21,169,394.17)                           20,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $158,790)               158,790
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4% (COST $447,054)                 447,054
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (0.4%)                 (1,765)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR
   VALUE) BASED ON 404,505,605 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                                    404,504
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 40,788 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                           40,788
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS                   (3)
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                 $445,289
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES                          $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES                     $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

HUNTINGTON GROWTH FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
--------------------------------------------------------------------------------
AIRCRAFT -- 1.5%
 110,000  BOEING                               $ 4,572
--------------------------------------------------------------------------------
                                                 4,572
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 0.6%
  38,000  CINTAS                                 2,019
--------------------------------------------------------------------------------
                                                 2,019
--------------------------------------------------------------------------------
BANKS -- 1.0%
   8,500  STATE STREET                             621
  60,000  WELLS FARGO                            2,426
--------------------------------------------------------------------------------
                                                 3,047
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 5.2%
 150,000  COLGATE PALMOLIVE                      9,750
 110,000  GILLETTE                               4,531
  19,000  PROCTER & GAMBLE                       2,082
--------------------------------------------------------------------------------
                                                16,363
--------------------------------------------------------------------------------
COMPUTERS -- 6.8%
  32,260  COMPUTER SCIENCES*                     3,053
 100,000  DIEBOLD                                2,350
  52,000  MICROSOFT*                             6,071
  88,125  ORACLE*                                9,876
--------------------------------------------------------------------------------
                                                21,350
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.1%
 115,000  NEWELL RUBBERMAID                      3,335
--------------------------------------------------------------------------------
                                                 3,335
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 17.5%
 200,600  ABBOTT LABORATORIES                    7,284
  38,000  AMERICAN HOME PRODUCTS                 1,499
 400,000  IMSHEALTH                             10,875
  50,000  JOHNSON &JOHNSON                       4,656
 100,000  MERCK                                  6,706
 150,000  PFIZER                                 4,866
  31,000  PHARMACIA & UPJOHN                     1,395
 200,000  SCHERING-PLOUGH                        8,437
 300,000  SIGMA ALDRICH                          9,019
--------------------------------------------------------------------------------
                                                54,737
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
  50,000  AMERICAN EXPRESS                       8,312
  24,000  FANNIE MAE                             1,499
--------------------------------------------------------------------------------
                                                 9,811
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 4.9%
  28,000  BESTFOODS                              1,472
  30,000  LANCASTER COLONY                         994
 217,000  PEPSICO                                7,649
  43,000  SARA LEE                                 949
  50,000  WM. WRIGLEY                            4,147
--------------------------------------------------------------------------------
                                                15,211
--------------------------------------------------------------------------------

   STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
HOLDING COMPANIES -- 0.4%
       24   BERKSHIRE HATHAWAY, CL A*          $ 1,346
       15   BERKSHIRE HATHAWAY, CL B*               27
--------------------------------------------------------------------------------
                                                 1,373
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 4.1%
   67,264 HUBBELL                                1,833
   46,000 ILLINOIS TOOL WORKS                    3,108
   82,000 SOLECTRON*                             7,800
--------------------------------------------------------------------------------
                                                12,741
--------------------------------------------------------------------------------
INSURANCE -- 2.2%
   62,500 AMERICAN INTERNATIONAL GROUP           6,758
--------------------------------------------------------------------------------
                                                 6,758
--------------------------------------------------------------------------------
MACHINERY -- 6.2%
  33,300  CATERPILLAR                            1,567
  70,800  EMERSON ELECTRIC                       4,062
  88,500  GENERAL ELECTRIC                      13,695
--------------------------------------------------------------------------------
                                                19,324
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.8%
  52,000  CARNIVAL                               2,486
--------------------------------------------------------------------------------
                                                 2,486
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 2.3%
 200,000  BOSTON SCIENTIFIC*                     4,375
  73,200  MEDTRONIC                              2,667
--------------------------------------------------------------------------------
                                                 7,042
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
  16,600  POTASH OF SASKATCHEWAN                   800
--------------------------------------------------------------------------------
                                                   800
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 5.4%
 300,000  AUTOMATIC DATA PROCESSING             16,163
  16,000  ECOLAB                                   626
--------------------------------------------------------------------------------
                                                16,789
--------------------------------------------------------------------------------
OFFICE SUPPLIES -- 2.9%
 125,000  AVERY DENNISON                         9,109
--------------------------------------------------------------------------------
                                                 9,109
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 6.4%
 310,000  ANADARKO PETROLEUM                    10,579
 150,000  SCHLUMBERGER                           8,438
  29,040  TRANSOCEAN SEDCO FOREX                   978
--------------------------------------------------------------------------------
                                                19,995
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 0.5%
  26,700  ROYAL DUTCH PETROLEUM                  1,614
--------------------------------------------------------------------------------
                                                 1,614
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.4%
 120,000  AMERICAN GREETINGS, CL A               2,835
  90,300  MEDIA GENERAL, CL A                    4,696
--------------------------------------------------------------------------------
                                                 7,531
--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
RETAIL -- 13.8%
 337,500  HOME DEPOT                          $ 23,140
  98,000  KOHLS*                                 7,074
 443,600  WALGREEN                              12,975
--------------------------------------------------------------------------------
                                                43,189
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.2%
 75,000   ANALOG DEVICES*                        6,975
--------------------------------------------------------------------------------
                                                 6,975
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 1.1%
100,000   FORTUNE BRANDS                         3,306
--------------------------------------------------------------------------------
                                                 3,306
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 1.3%
 82,500   VODAFONE GROUP                         4,084
--------------------------------------------------------------------------------
                                                 4,084
--------------------------------------------------------------------------------
WHOLESALE -- 3.1%
 33,000   CARDINAL HEALTH                        1,580
209,300   SYSCO                                  8,280
--------------------------------------------------------------------------------
                                                 9,860
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $127,998)             303,421
--------------------------------------------------------------------------------
INTEREST BEARING COMMERCIAL PAPER -- 2.4%
--------------------------------------------------------------------------------
  6,347   FORD MOTOR CREDIT, 1.050%, 01/03/00    6,347
--------------------------------------------------------------------------------
  1,083   GMAC, 1.000%, 01/03/00                 1,083
--------------------------------------------------------------------------------
TOTAL INTEREST BEARING COMMERCIAL PAPER
          (COST $7,430)                          7,430
--------------------------------------------------------------------------------
U.S. TREASURY BILL -- 0.6%
--------------------------------------------------------------------------------
  2,000   U.S. TREASURY BILL, 2.500%, 01/06/00   1,999
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST $1,999)          1,999
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1% (COST $137,427)      312,850
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)       (292)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 5,962,962
   OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                    127,362
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 349,476
   OUTSTANDING SHARES OF BENEFICIAL INTEREST    10,046
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (287)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS     175,423
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 14
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $312,558
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES              $49.52
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SHARES          $49.47
--------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT SHARES ($49.47 / 96.00%)          $51.53
--------------------------------------------------------------------------------

SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

18
      (See notes which are an integral part of the Financial Statements.)

HUNTINGTON INCOME EQUITY FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 86.1%
--------------------------------------------------------------------------------
AUTO -- 2.8%
 120,000  FORD MOTOR                           $ 6,412
--------------------------------------------------------------------------------
                                                 6,412
--------------------------------------------------------------------------------
BANKS -- 12.4%
 130,000  CHASE MANHATTAN                       10,099
 194,400  FIRST UNION                            6,379
 200,000  FLEET BOSTON FINANCIAL                 6,962
 200,000  NATIONAL CITY                          4,737
--------------------------------------------------------------------------------
                                                28,177
--------------------------------------------------------------------------------
CHEMICALS -- 6.3%
  46,686  E.I. DUPONT DE NEMOURS                 3,075
 150,000  INTERNATIONAL FLAVORS & FRAGRANCES     5,662
  90,000  PPG INDUSTRIES                         5,631
--------------------------------------------------------------------------------
                                                14,368
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 9.0%
 160,000  AMERICAN HOME PRODUCTS                 6,310
 140,000  BRISTOL-MYERS SQUIBB                   8,986
 116,000  PHARMACIA & UPJOHN                     5,220
--------------------------------------------------------------------------------
                                                20,516
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 5.5%
 315,000  DAYTON POWER & LIGHT                   5,453
 240,000  IPALCO ENTERPRISES                     4,095
 150,000  WISCONSIN ENERGY                       2,887
--------------------------------------------------------------------------------
                                                12,435
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.6%
  70,000  GALLAHER GROUP, ADR                    1,076
  20,000  RJ REYNOLDS TOBACCO HOLDINGS*            353
--------------------------------------------------------------------------------
                                                 1,429
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 1.3%
  90,000  PEOPLES ENERGY                         3,015
--------------------------------------------------------------------------------
                                                 3,015
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.6%
 160,000  CLOROX                                 8,060
--------------------------------------------------------------------------------
                                                 8,060
--------------------------------------------------------------------------------
INSURANCE -- 1.6%
 220,000  OHIO CASUALTY                          3,534
--------------------------------------------------------------------------------
                                                 3,534
--------------------------------------------------------------------------------
MACHINERY -- 6.8%
 100,000  GENERAL ELECTRIC                      15,475
--------------------------------------------------------------------------------
                                                15,475
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 1.2%
 100,000  DELUXE                                 2,744
--------------------------------------------------------------------------------
                                                 2,744
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 12.8%
  85,000  ATLANTIC RICHFIELD                     7,353
  98,273  CONOCO                                 2,445
  84,000  EXXON MOBIL                            6,767
 100,000  ROYAL DUTCH PETROLEUM, ADR             6,044
 120,000  TEXACO                                 6,518
--------------------------------------------------------------------------------
                                                29,127
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.8%
 180,000  XEROX                                  4,084
--------------------------------------------------------------------------------
                                                 4,084
--------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
OMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.3%
  85,000  MACK-CALI REALTY                     $ 2,215
 275,000  NATIONWIDE HEALTH PROPERTIES           3,781
  65,500  SIMON PROPERTY GROUP                   1,502
--------------------------------------------------------------------------------
                                                 7,498
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 2.2%
 450,000  HANNA                                  4,922
--------------------------------------------------------------------------------
                                                 4,922
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 3.6%
 500,000  WORTHINGTON INDUSTRIES                 8,281
--------------------------------------------------------------------------------
                                                 8,281
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 11.3%
 60,000   BELL ATLANTIC                          3,694
200,000   CABLE & WIRELESS, ADR                  5,825
100,000   GTE                                    7,056
125,000   US WEST                                9,000
--------------------------------------------------------------------------------
                                                25,575
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $103,750)             195,652
--------------------------------------------------------------------------------
CORPORATE BONDS -- 12.5%
$ 5,000   ABITIBI-CONSOLIDATED, 8.500%, 08/01/29 4,838
  4,000   FORD MOTOR CAPITAL, 9.500%, 06/01/10   4,460
  2,000   GENERAL MOTORS, 9.400%, 07/15/21       2,313
  5,000   HYDRO - QUEBEC, 8.500%, 12/01/29       5,344
  3,000   J.C. PENNEY, 7.650%, 08/15/16          2,599
  2,000   KEYCORP INSTITUTIONAL SERIES A
          7.826%, 12/01/26                       1,868
  1,500   TRW, 9.350%, 06/04/20                  1,671
  5,000   WEYERHAUSER, 8.500%, 01/15/25          5,263
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $29,728)            28,356
--------------------------------------------------------------------------------
INTEREST BEARING COMMERCIAL PAPER -- 0.3%
--------------------------------------------------------------------------------
    760   GMAC, 1.000%, 01/03/00                   760
--------------------------------------------------------------------------------
TOTAL INTEREST BEARING COMMERCIAL PAPER
          (COST $760)                              760
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 0.7%
--------------------------------------------------------------------------------
  1,600   U.S. TREASURY BILL, 4.660%, 01/06/00   1,599
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST $1,599)          1,599
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6% (COST $135,837)       226,367
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.4%            947
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001
   PAR VALUE) BASED ON 6,146,944 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST               134,983
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 45,401 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                 1,746
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (134)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS      90,530
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                189
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $227,314
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES              $36.71
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE --INVESTMENT SHARES          $36.72
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT SHARES ($36.72 / 94.50%)          $38.86
--------------------------------------------------------------------------------

SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

   STATEMENT OF NET ASSETS

HUNTINGTON MICHIGAN TAX-FREE FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
--------------------------------------------------------------------------------
MICHIGAN -- 98.6%
--------------------------------------------------------------------------------
   $300   ANCHOR BAY, CSD, GO, 4.550%, 05/01/13   $269
--------------------------------------------------------------------------------
    710   ANN ARBOR, WATER SUPPLY SYSTEM,
           SERIES T, MBIA, RB, 7.375%, 02/01/03    763
--------------------------------------------------------------------------------
    475   BYRON CENTER, PUBLIC SCHOOLS, GO,
           4.800%, 05/01/11                        450
--------------------------------------------------------------------------------
    305   BYRON CENTER, PUBLIC SCHOOLS, GO,
           4.900%, 05/01/12                        288
--------------------------------------------------------------------------------
    500   CADILLAC, PUBLIC SCHOOLS, FGIC, GO,
           5.375%, 05/01/10                        500
--------------------------------------------------------------------------------
    230   CEDAR SPRINGS UNLIMITED TAX GO,
           4.850%, 05/01/12                        216
--------------------------------------------------------------------------------
    500   CHELSEA, SDA, FGIC, GO, 5.500%, 05/01/08 518
--------------------------------------------------------------------------------
    200   CLIO, SDA, GO, 7.200%, 05/01/01          206
--------------------------------------------------------------------------------
    225   CORNELL TOWNSHIP, EDA, RB, 4.700%,
           11/01/16                                225
--------------------------------------------------------------------------------
    500   DEARBORN, SDA, GO, 5.250%, 05/01/06      506
--------------------------------------------------------------------------------
    250   DETROIT, SDA, AMBAC, GO, , PRE-REFUNDED @
           102 (B),  7.100%, 05/01/07              263
--------------------------------------------------------------------------------
    500   FOWLERVILLE COUNTY, SDA, MBIA, GO,
           5.350%, 05/01/10                        509
--------------------------------------------------------------------------------
    545   GRAND RAPIDS, DOWNTOWN DEVELOPMENT
           AUTHORITY, RB, MBIA, 6.600%, 06/01/08   582
--------------------------------------------------------------------------------
    310   GRANDVILLE, PUBLIC SDA, FGIC, GO,
           6.000%, 05/01/05                        325
--------------------------------------------------------------------------------
    490   GREENVILLE, PUBLIC SCHOOLS, UNLIMITED TAX, GO,
           4.900%, 05/01/13                        456
--------------------------------------------------------------------------------
    500   GROSSE ILE TOWNSHIP, SDA, FGIC, GO,
           5.600%, 05/01/10                        517
--------------------------------------------------------------------------------
    500   HARRISON, COMMUNITY SCHOOL PROJECT,
           AMBAC, GO, 5.800%, 05/01/05             520
--------------------------------------------------------------------------------
    655   HOLLAND, WATER SUPPLY SYSTEM, SERIES A, RB,
           5.250%, 07/01/12                        638
--------------------------------------------------------------------------------
    355   HOLTON, PUBLIC SCHOOLS, FGIC, RB,
           4.800%, 05/01/13                        327
--------------------------------------------------------------------------------
    500   HURON VALLEY, SDA, FGIC, GO,
           5.450%, 05/01/08                        512
--------------------------------------------------------------------------------
     80   JENISON, PUBLIC SCHOOL DISTRICT, FGIC, GO,
           5.400%, 05/01/08                         81
--------------------------------------------------------------------------------
    420   JENISON, PUBLIC SCHOOL DISTRICT, GO,
           5.400%, 05/02/08                        433
--------------------------------------------------------------------------------
    450   KELLOGGSVILLE, PUBLIC SCHOOL DISTRICT, GO,
           5.000%, 05/01/13                        418
--------------------------------------------------------------------------------
    500   KENOWA HILLS, PUBLIC SCHOOLS, MBIA, GO,
           5.500%, 05/01/08                        508
--------------------------------------------------------------------------------
    200   KENT, HFA, MARY FREE HOSPITAL PROJECT,
           SERIES A, RB, 6.500%, 04/01/05          204
--------------------------------------------------------------------------------
    500   KENT COUNTY, HFA, PINE REST CHRISTIAN
           HOSPITAL PROJECT, FGIC, RB, 6.500%,
           11/01/10                                521
--------------------------------------------------------------------------------
    780   LAKE ORION COMMUNITY, CSD, GO,
           4.950%, 05/01/11                        749
--------------------------------------------------------------------------------
    500   LAKE SHORE, PUBLIC SCHOOLS, MACOMB
           COUNTY, GO, 5.400%, 05/01/12            496
--------------------------------------------------------------------------------
    525   LANSING, BUILDING AUTHORITY, GO, ETM,
           7.150%, 06/01/03                        541
--------------------------------------------------------------------------------
    350   LENAWEE COUNTY, BUILDING AUTHORITY, HUMAN
           SERVICES PROJECT, AMBAC, GO,
           6.000%, 05/01/09                        359
--------------------------------------------------------------------------------
    500   LINCOLN PARK, SDA, FGIC, GO,
           5.500%, 05/01/06                        513
--------------------------------------------------------------------------------
    110   MANCELONA, PUBLIC SCHOOLS, GO,
           5.200%, 05/01/12                        106
--------------------------------------------------------------------------------
    500   MATTAWAN, SDA, GO, 6.400%, 05/01/09      524
--------------------------------------------------------------------------------
  1,000   MICHIGAN STATE, ENVIRONMENTAL
           PROTECTION PROGRAM, GO, PRE-REFUNDED @
           102 (B), 6.250%, 11/01/08             1,060
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, HEA, STUDENT LOAN, SERIES 13,
           AMBAC, RB, 5.700%, 04/01/02             511
--------------------------------------------------------------------------------
    300   MICHIGAN STATE, HFA, CENTRAL MICHIGAN
           COMMUNITY HOSPITAL, SERIES A, RB,
           5.750%, 10/01/02                        301
--------------------------------------------------------------------------------
    400   MICHIGAN STATE, HFA, DAUGHTERS CHARITY
           PROJECT, RB, 5.500%, 11/01/05           407
--------------------------------------------------------------------------------
    750   MICHIGAN STATE, HFA, HOLLAND COMMUNITY
           HOSPITAL PROJECT, RB, 5.250%, 01/01/08  723
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, HFA, DETROIT MEDICAL CENTER
           PROJECT, SERIES A, RB, 6.375%, 08/15/09 471
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, HFA, MERCY HEALTH SERVICES,
           SERIES Q, AMBAC, RB, 5.100%, 08/15/07   495
--------------------------------------------------------------------------------
    660   MICHIGAN STATE, HFA, OTSEGO, MEMORIAL HOSPITAL
           PROJECT, RB, 6.000%, 01/01/09           665
--------------------------------------------------------------------------------
    200   MICHIGAN STATE, HFA, SAINT JOHN HOSPITAL
           PROJECT, SERIES A, AMBAC, RB,
           5.750%, 05/15/04                        208
--------------------------------------------------------------------------------
    615   MICHIGAN STATE, HFA, SPARROW OBLIGATED
           GROUP PROJECT, MBIA, RB, 6.300%,
           11/15/03                                643
--------------------------------------------------------------------------------
    420   MICHIGAN STATE, HOUSING DEVELOPMENT
           AUTHORITY, WALLED LAKE VILLA PROJECT, FSA, RB,
           5.850%, 04/15/07                        435
--------------------------------------------------------------------------------
    300   MICHIGAN STATE, MICHIGAN UNIVERSITY,
           5.250%, 12/01/10                        293
--------------------------------------------------------------------------------
    640   MICHIGAN STATE, SAGINAW VALLEY UNIVERSITY,
           AMBAC, 5.000%, 07/01/12                 610
--------------------------------------------------------------------------------
    400   MICHIGAN STATE, STRATEGIC FUND, LUTHERAN
           SOCIAL SERVICES PROJECT, RB,
           5.200%, 09/01/04                        401
--------------------------------------------------------------------------------
    435   NORTHERN MICHIGAN UNIVERSITY, AMBAC, RB,
           5.500%, 12/01/09                        453
--------------------------------------------------------------------------------
    500   OAKLAND COUNTY, EDA, CRANBROOK ELDERLY
           COMMUNITY PROJECT, RB, 6.375%, 11/01/14 533
--------------------------------------------------------------------------------
    500   OTTAWA COUNTY, HOLLAND TOWNSHIP
           EXTENSION, GO, 6.800%, 08/01/05         517
--------------------------------------------------------------------------------
    500   PAW PAW, PUBLIC SCHOOL DISTRICT,
           6.500%, 05/01/09                        546
--------------------------------------------------------------------------------
    150   ROCHESTER, SDA, GO, 6.500%, 05/01/07     156
--------------------------------------------------------------------------------
    500   ROCKFORD, PUBLIC SCHOOL AUTHORITY, GO,
           5.600%, 05/01/05                        513
--------------------------------------------------------------------------------
    500   SAINT JOSEPH, MERCY MEMORIAL MEDICAL CENTER,
           AMBAC, RB, 5.125%, 01/01/09             491
--------------------------------------------------------------------------------
    230   SARANAC, SDA, GO, 5.700%, 05/01/07       238
--------------------------------------------------------------------------------
    500   STATE BUILDING AUTHORITY, RB, AMBAC,
           6.750%, 10/01/07                        528
--------------------------------------------------------------------------------

20
       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
   $400   TROY, DOWNTOWN DEVELOPMENT AUTHORITY,
           SERIES A, TA, RB, 6.100%, 11/01/10   $  422
--------------------------------------------------------------------------------
    500   UNIVERSITY OF MICHIGAN, MAJOR CAPITAL PROJECTS,
           RB, 5.800%, 04/01/10                    516
--------------------------------------------------------------------------------
    500   UTICA, COMMUNITY SCHOOLS PROJECT, GO,
           5.700%, 05/01/06                        518
--------------------------------------------------------------------------------
    405   WARREN, TRANSPORTATION FUND, GO,
           5.000%, 06/01/07                        405
--------------------------------------------------------------------------------
    500   WEST OTTAWA, PUBLIC SCHOOL DISTRICT, FGIC, GO,
           5.400%, 05/01/09                        504
--------------------------------------------------------------------------------
TOTAL MICHIGAN                                  27,606
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $27,349)            27,606
--------------------------------------------------------------------------------

MONEY MARKETS -- 0.2%
--------------------------------------------------------------------------------
     65   FEDERATED MICHIGAN MUNICIPAL CASH TRUST,
           DAILY VRDNS, 3.400%                      65
--------------------------------------------------------------------------------
TOTAL MONEY MARKETS (COST $65)                      65
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8% (COST $27,414)         27,671
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES, NET--1.2%            321
--------------------------------------------------------------------------------

NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR VALUE)
   BASED ON 1,993,096 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                    $20,670
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR
   VALUE) BASED ON 688,062 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           7,078
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (21)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         257
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                  8
--------------------------------------------------------------------------------

TOTAL NET ASSETS--100.0%                        27,992
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES              $10.44
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION

   PRICE PER SHARE-- INVESTMENT SHARES          $10.44
--------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT SHARES ($10.44 / 98.00%)          $10.65
--------------------------------------------------------------------------------


SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

HUNTINGTON OHIO TAX-FREE FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.2%
--------------------------------------------------------------------------------
OHIO -- 98.2%
   $500   AKRON, GO,  5.300%, 12/01/11            $498
--------------------------------------------------------------------------------
    915   AKRON, GO, 6.500%, 11/01/14              988
--------------------------------------------------------------------------------
    215   ALLIANCE, CSD, AMBAC, GO,
           6.200%, 12/01/01                        222
--------------------------------------------------------------------------------
    300   AURORA, CSD, FGIC, GO, 5.500%, 12/01/07  308
--------------------------------------------------------------------------------
    290   AURORA, GO,  7.350%, 12/01/00            298
--------------------------------------------------------------------------------
    280   AVON LAKE, WATER SYSTEM, AMBAC, RB,
           5.100%, 10/01/05                        283
--------------------------------------------------------------------------------
    250   BEACHWWOD ,CSD, GO,  6.600%, 12/01/04    263
--------------------------------------------------------------------------------
    215   BEDFORD, CSD, ENERGY CONSERVATION
           IMPROVEMENT, GO,  5.350%, 06/15/02      217
           BEDFORD, CSD, ENERGY CONSERVATION,
--------------------------------------------------------------------------------
    200    IMPROVEMENT,  5.400%, 06/15/03          201
--------------------------------------------------------------------------------
    500   BUTLER COUNTY, AMBAC, GO,  5.000%,
           12/01/12                                475
--------------------------------------------------------------------------------
    100   BUTLER COUNTY, IDA, WEEKLY VRDNS,
           5.600%, 08/01/12                        100
--------------------------------------------------------------------------------
    500   BUTLER COUNTY, IMPROVEMENT WATERWORKS,
           FSA, RB,  4.700%, 12/01/13              448
--------------------------------------------------------------------------------
    500   CHARGIN FALLS, EXEMPTED SCHOOL DISTRICT,
           SERIES 2, GO,  5.100%, 12/01/10         491
--------------------------------------------------------------------------------
    250   CINCINNATI, GO,  6.750%, 12/01/01        261
--------------------------------------------------------------------------------
    200   CLEVELAND, AMBAC, SERIES B, GO,
           6.400%, 10/01/02                        209
--------------------------------------------------------------------------------
    500   CLEVELAND HEIGHTS, SERIES B, GO,
           5.600%, 12/01/02                        514
--------------------------------------------------------------------------------
    500   CLEVELAND, PUBLIC POWER SYSTEM SERIES B,
           MBIA, RB,  5.900%, 11/15/01             513
--------------------------------------------------------------------------------
    500   CLEVELAND, WATERWORKS SERIES I, FSA, RB,
           5.250%, 01/01/13                        482
--------------------------------------------------------------------------------
    250   COLUMBUS, CSD, FGIC, GO,  5.050%,
           12/01/02                                253
--------------------------------------------------------------------------------
    250   COLUMBUS, GO,  6.300%, 04/15/03          255
--------------------------------------------------------------------------------
    500   COLUMBUS, POLICE/FIREMAN DISABILITY, GO,
           5.000%, 07/15/13                        471
--------------------------------------------------------------------------------
    270   COLUMBUS, SERIES 2, GO,
           5.350%, 05/15/03                        276
--------------------------------------------------------------------------------
    500   COLUMBUS, SERIES B, GO,
           6.300%, 01/01/05                        523
--------------------------------------------------------------------------------
    300   COLUMBUS, SERIES D, GO,
           5.250%, 09/15/11                        298
--------------------------------------------------------------------------------
    188   COLUMBUS, SPECIAL ASSIGNMENT,
          5.700%, 07/15/06                         190
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, AMBAC, HRB,
           5.250%, 01/01/13                        479
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, GO,  5.200%, 11/15/09   498
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, SERIES B, GO,
           4.500%, 10/01/00                        502
--------------------------------------------------------------------------------
    200   CUYAHOGA FALLS, MBIA, GO,  5.400%,
           12/01/06                                205
--------------------------------------------------------------------------------
    500   DAYTON, MBIA, GO,  5.000%, 12/01/12      475
--------------------------------------------------------------------------------
    250   DOVER, MUNICIPAL ELECTRIC SYSTEM, FGIC, RB,
           5.500%, 12/01/07                        257
--------------------------------------------------------------------------------
    250   DUBLIN, CSD, FGIC, GO,  6.150%, 12/01/04 266
--------------------------------------------------------------------------------
    250   DUBLIN, FGIC, GO,  6.050%, 12/01/03      262
--------------------------------------------------------------------------------
    250   EASTLAKE, BAN, 5.000%, 12/01/04          251
--------------------------------------------------------------------------------
    500   EUCLID, GO,  5.300%, 12/01/07            506
--------------------------------------------------------------------------------
    500   EUCLID, GO,  5.450%, 12/01/08            509
--------------------------------------------------------------------------------
    500   EUCLID, GO,  5.000%, 12/01/12            474
--------------------------------------------------------------------------------
    250   EUCLID, GO,  PRE-REFUNDED 12/01/01 @ 102 (B),
           6.400%, 12/01/04                        263
--------------------------------------------------------------------------------
                                                                              21

   STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
   $245   FAIRFIELD CSD, FGIC, GO, 5.650%,
           12/01/06                               $254
--------------------------------------------------------------------------------
    500   FINDLAY, GO, 5.500%, 07/01/08            511
--------------------------------------------------------------------------------
    250   FINDLAY, SSRB, GO, 5.200%, 07/01/06      252
--------------------------------------------------------------------------------
    250   FRANKLIN COUNTY, CHILDREN'S HOSPITAL, RB,
           SERIES A, 6.500%, 05/01/07              263
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, CHILDREN'S HOSPITAL, RB,
           SERIES PJ-A ,5.800%, 11/01/10           505
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, CHILDREN'S HOSPITAL, SERIES A,
           RB, PRE-REFUNDED 11/01/01 @ 102 (B),
           6.400%, 11/01/06                        526
--------------------------------------------------------------------------------
    285   FRANKLIN COUNTY, CONVENTION FACILITY AUTHORITY,
           TAX & LEASE, MBIA, RB, 5.500%, 12/01/03 294
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, GO, 5.050%, 12/01/05    505
--------------------------------------------------------------------------------
    550   FRANKLIN COUNTY, HOLY CROSS HEALTH SYSTEM,
           SERIES A, RB, 7.200%, 06/01/00          556
--------------------------------------------------------------------------------
    305   FRANKLIN, MBIA, GO, 6.000%, 09/01/06     323
--------------------------------------------------------------------------------
    515   GAHANNA, GO, 5.250%, 06/01/02            521
--------------------------------------------------------------------------------
    580   GAHANNA, GO, 5.550%, 06/01/05            595
--------------------------------------------------------------------------------
    250   GAHANNA, GO, PRE-REFUNDED
           06/01/01 @ 102, (B), 6.400%, 06/01/02   261
--------------------------------------------------------------------------------
    500   GAHANNA-JEFFERSON, PUBLIC SCHOOLS, GO,
           4.550%, 12/01/13                        441
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, CSD, GO,
           5.400%, 12/01/05                        256
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, GO, 7.100%, 12/01/06  265
--------------------------------------------------------------------------------
    300   GREENE COUNTY, WATER SYSTEM, SERIES A,
           FGIC, RB, 5.750%, 12/01/09              313
--------------------------------------------------------------------------------
    300   HAMILTON COUNTY, BUILDING IMPROVEMENT
           MUSEUM CENTER, GO, 5.950%, 12/01/02     311
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, CHILDREN'S HOSPITAL MEDICAL
           CENTER, SERIES D, FGIC, RB,
           4.900%, 05/15/03                        503
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, GO, 5.100%, 12/01/11    486
--------------------------------------------------------------------------------
    250   HAMILTON COUNTY, HFA, MEDICAL CENTER,
           SERIES E, MBIA, RB, 4.600%, 05/15/00    250
--------------------------------------------------------------------------------
    500    HAMILTON COUNTY, HFA, SERIES A, FGIC,
            RB, PRE-REFUNDED 1/01/01 @ 100
           (B), 6.500%, 01/01/02                   511
--------------------------------------------------------------------------------
     95   HAMILTON COUNTY, SEWER SYSTEM, RB,
           6.300%, 12/01/01                         98
--------------------------------------------------------------------------------
    305   HAMILTON COUNTY, SEWER SYSTEM, RB,
           6.400%, 12/01/03                        318
--------------------------------------------------------------------------------
    195   HAMILTON COUNTY, SEWER SYSTEM, RB,
           PRE-REFUNDED 06/01/01 @ 102 (B),
           6.400%, 12/01/03                        204
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, WASTEWATER SYSTEM,
           SERIES A, FSA, RB, 4.800%, 10/15/12     464
--------------------------------------------------------------------------------
    315   HANCOCK COUNTY, GO, 5.200%, 12/01/08     315
--------------------------------------------------------------------------------
    250   HILLIARD, CSD, AMBAC, GO, 5.000%,
           12/01/03                                253
--------------------------------------------------------------------------------
    500   HILLIARD, CSD, GO, 4.800%, 12/01/08      487
--------------------------------------------------------------------------------
    500   HILLIARD, CSD, SERIES A , GO, 5.350%,
           12/01/04                                511
--------------------------------------------------------------------------------
    170   HILLIARD, GO, 5.350%, 12/01/06           173
--------------------------------------------------------------------------------
    180   HILLIARD, GO, 5.500%, 12/01/07           184
--------------------------------------------------------------------------------
    245   INDIAN HILL, WATERWORKS, RB, 4.900%,
           06/01/05                                246
--------------------------------------------------------------------------------
    500   JEFFERSON COUNTY, COUNTY JAIL CONSTRUCTION,
           FSA, GO, 4.950%, 12/01/12               469
--------------------------------------------------------------------------------
    500   KENT STATE UNIVERSITY, GENERAL RECEIPTS,
           MBIA, RB, 5.300%, 05/01/10              501
--------------------------------------------------------------------------------
    585   KETTERING, GO, 5.050%, 12/01/04          590
--------------------------------------------------------------------------------
    255   LAKEWOOD, CSD, GO, 5.050%, 12/01/05      256
--------------------------------------------------------------------------------
    535   LAKEWOOD, GO, 5.850%, 12/01/02           552
--------------------------------------------------------------------------------
    500   LORAIN COUNTY, CATHOLIC HEALTHCARE PARTNERS,
           SERIES B, MBIA, HRB, 6.000%, 09/01/08   529
--------------------------------------------------------------------------------
    500   MASON, CSD, GO, 5.150%, 12/01/12         483
--------------------------------------------------------------------------------
    250   MENTOR, STREET IMPROVEMENT, SERIES 1991, GO,
           6.700%, 12/01/03                        260
--------------------------------------------------------------------------------
    250   MIAMI COUNTY, GO, 4.875%, 12/01/10       241
--------------------------------------------------------------------------------
    500   MIAMI UNIVERSITY, GENERAL RECEIPTS, RB,
           5.400%, 12/01/05                        508
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, GO, 5.400%, 12/01/11  502
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, HRB, MIAMI VALLEY,
          SERIES A, AMBAC, 6.100%, 11/15/02        520
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, SERIES A, GO,
           PRE-REFUNDED 09/01/01 @ 100 (B),
           6.450%, 09/01/04                        516
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, SERIES A, GO,
           6.500%, 09/01/05                        516
--------------------------------------------------------------------------------
    270   MONTGOMERY, GO, 5.600%, 12/01/05         275
--------------------------------------------------------------------------------
    285   MONTGOMERY, GO, 5.750%, 12/01/06         291
--------------------------------------------------------------------------------
    250   MUSKINGUM COUNTY, HRB, BETHSHEBA
           CARE SYSTEM, 5.350%, 12/01/07           255
--------------------------------------------------------------------------------
    500   NORTHEAST, REGIONAL SEWER REVENUE, AMBAC,
           6.400%, 11/15/03                        522
--------------------------------------------------------------------------------
    235   NORWALK, UNLIMITED TAX, GO, 5.550%,
           04/01/09                                240
--------------------------------------------------------------------------------
    250   NORWALK, UNLIMITED TAX, GO, 5.600%,
           04/01/10                                257
--------------------------------------------------------------------------------
    500   OHIO STATE UNIVERSITY GENERAL RECEIPTS, RB,
           5.300%, 12/01/01                        509
--------------------------------------------------------------------------------
    500   OHIO STATE UNIVERSITY GENERAL RECEIPTS, RB,
           5.750%, 12/01/09                        512
--------------------------------------------------------------------------------
    200   OHIO STATE, AQDA, RB, DAILY VRDNS,
           4.700%, 10/01/01                        200
--------------------------------------------------------------------------------
    300   OHIO STATE, AQDA, CINCINNATI GAS & ELECTRIC,
           SERIES A, DAILY VRDNS, 4.750%, 09/01/30 300
--------------------------------------------------------------------------------
    300   OHIO STATE, EDA, RB, 6.600%, 12/01/03    318
--------------------------------------------------------------------------------
    250   OHIO STATE, ELEMENTARY & SECONDARY CAPITAL
           FACILITY, SERIES A, AMBAC, RB,
           5.800%, 06/01/03                        259
--------------------------------------------------------------------------------
    445   OHIO STATE, HEF, DENSISON UNIVERSITY, RB,
           5.400%, 11/01/11                        441
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF, OBERLIN COLLEGE, RB,
           5.250%, 10/01/14                        581
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF, OHIO NORTHERN UNIVERSITY, RB,
           4.800%, 05/01/13                        548
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF, RB, 5.000%, 10/01/02    253
--------------------------------------------------------------------------------
    555   OHIO STATE, HEF, RB, 4.900%, 05/01/03    559
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF, RB, 5.350%, 10/01/05    252
--------------------------------------------------------------------------------
    570   OHIO STATE, HEF, RB, 4.700%, 05/01/12    519
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF, UNIVERSITY OF DAYTON, FGIC,
           RB, 6.100%, 12/01/01                    258
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF, WRIGHT STATE UNIVERSITY, RB,
           AMBAC, 5.000%, 05/01/06                 251
--------------------------------------------------------------------------------
    500   OHIO STATE, HFA, CORRECTIONAL FACILITY, SERIES A,
           RB, 6.500%, 10/01/04                    524
--------------------------------------------------------------------------------
    500   OHIO STATE, HFA, JAMES RHODES PROJECT,
           SERIES A, RB, 6.200%, 06/01/04          521
--------------------------------------------------------------------------------

22
       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
   $750   OHIO STATE, TURNPIKE COMMISSION, RB,
           5.350%, 02/15/09                       $747
--------------------------------------------------------------------------------
    500   OHIO STATE, WATER DEVIATION, MBIA, RB,
           5.650%, 06/01/05                        518
--------------------------------------------------------------------------------
    250   OLMSTEDNFALLS, CSD, FGIC, GO,
           6.300%, 12/15/01                        258
--------------------------------------------------------------------------------
    250   PICKERINGTON, CSD, AMBAC, GO,
           5.550%, 12/01/07                        256
--------------------------------------------------------------------------------
    500   ROCKY RIVER, CSD, GO, 5.150%, 12/01/08   500
--------------------------------------------------------------------------------
    500   RURAL LORAIN, WATER AUTHORITY RESOURCE,
           AMBAC, RB, 4.950%, 10/01/04             504
--------------------------------------------------------------------------------
    250   SOLON, CSD, ETM, GO, 6.850%, 12/01/00    256
--------------------------------------------------------------------------------
    150   SOLON, GO, 5.650%, 12/01/05              154
--------------------------------------------------------------------------------
    500   SOLON, GO, 5.250%, 12/01/07              507
--------------------------------------------------------------------------------
    245   SOUTH EUCLIC, GO, 6.150%, 12/01/00       249
--------------------------------------------------------------------------------
    250   SOUTH WESTERN, CSD, AMBAC, GO,
           6.000%, 12/01/04                        263
--------------------------------------------------------------------------------
    500   SOUTH WESTERN CITY, CSD, AMBAC, GO,
           4.650%, 12/01/13                        456
--------------------------------------------------------------------------------
    250   SPRINGFIELD, CSD, GO, 6.000%, 12/01/02   259
--------------------------------------------------------------------------------
    500   STRONGSVILLE, GO, 6.700%, 12/01/11       548
--------------------------------------------------------------------------------
    250   SUMMIT COUNTY, MBIA, GO, 5.650%,
           12/01/07                                257
--------------------------------------------------------------------------------
    500   TROY, GO, 6.250%, 12/01/11               528
--------------------------------------------------------------------------------
    550   TWINSBURG, CSD, FGIC, GO, 5.400%,
           12/01/09                                556
--------------------------------------------------------------------------------
    500   UNIVERSITY OF CINCINNATI, CERTIFICATE
           PARTICIPATION, MBIA, 5.100%, 06/01/11   486
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, CERTIFICATE
           PARTICIPATION, MBIA, PRE-REFUNDED
           12/01/01 @ 102 B), 6.400%, 12/01/03     263
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, GENERAL
           RECEIPTS, SERIES R5, RB, 5.150%,
           06/01/05                                251
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, GENERAL
           RECEIPTS 5.250%, 06/01/08               249
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, GENERAL
           RECEIPTS, SERIES R9, RB, 5.600%,
           06/01/09                                252
--------------------------------------------------------------------------------
    265   UNIVERSITY OF CINCINNATI, GENERAL
           RECEIPTS, SERIES V, RB, 5.350%,
           06/01/09                                264
--------------------------------------------------------------------------------
    500   VANDALIA, VARIOUS PURPOSE, GO,
           5.450%, 12/01/10                        504
--------------------------------------------------------------------------------
    175   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.250%, 12/01/08       176
--------------------------------------------------------------------------------
    185   WARREN COUNTY, SEWER IMPROVEMENT,
           5.350%, 12/01/09                        186
--------------------------------------------------------------------------------
    170   WARREN COUNTY, SEWER SYSTEM, SERIES A,
           FGIC, RB, PRE-REFUNDED 12/01/00 @ 102
           (B), 6.950%, 12/01/02                   178
--------------------------------------------------------------------------------
    400   WARREN COUNTY, WATER IMPROVEMENT,
           P&G PROJECT, GO, 5.250%, 12/01/07       405
--------------------------------------------------------------------------------
    235   WARREN COUNTY, WATERWORKS, FGIC, ETM, RB,
           6.100%, 12/01/02                        244
--------------------------------------------------------------------------------
    470   WESTERVILLE, GO, 5.900%, 12/01/04        493
--------------------------------------------------------------------------------
    500   WESTLAKE, CSD, GO, 5.500%, 12/01/10      506
--------------------------------------------------------------------------------
    500   WESTLAKE, GO, 5.350%, 12/01/10           504
--------------------------------------------------------------------------------
    250   WORTHINGTON, FGIC, GO, 5.850%, 06/01/02  257
--------------------------------------------------------------------------------
TOTAL OHIO                                      53,061
--------------------------------------------------------------------------------
PUERTO RICO -- 1.0%
    500   PUERTO RICO COMMONWEALTH GO, MBIA,
           6.500%, 07/01/11                        555
--------------------------------------------------------------------------------
TOTAL PUERTO RICO                                  555
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $53,199)            53,616
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2% (COST $53,199)         53,616
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.8%            417
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001
 PAR VALUE) BASED ON 2,549,082 OUTSTANDING
 SHARES OF BENEFICIAL INTEREST                  52,229
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
 $0.001 PAR VALUE) BASED ON 63,386 OUTSTANDING
 SHARES OF BENEFICIAL INTEREST                   1,377
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         417
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 10
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $54,033
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES              $20.68
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES         $20.67
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING
   PRICE PER SHARE -- INVESTMENT SHARES
   ($20.67 / 98.00%)                            $21.09
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

   STATEMENT OF NET ASSETS

HUNTINGTON FIXED INCOME SECURITIES FUND  DECEMBER 31, 1999

--------------------------------------------------------------------------------
CORPORATE BONDS -- 77.7%
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS -- 0.6%
$ 1,000    CARGILL (A), 6.875%, 05/01/28        $  863
--------------------------------------------------------------------------------
                                                   863
--------------------------------------------------------------------------------
AIRCRAFT -- 0.6%
  1,000   BOEING, 7.250%, 06/15/25                 931
--------------------------------------------------------------------------------
                                                   931
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.0%
  1,500   VF, 7.600%, 04/01/04                   1,519
--------------------------------------------------------------------------------
                                                 1,519
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.9%
  1,500   BORG-WARNER AUTOMOTIVE, 7.000%,
           11/01/06                              1,410
--------------------------------------------------------------------------------
                                                 1,410
--------------------------------------------------------------------------------
BANKS -- 6.6%
  1,000   ABN AMRO, 7.250%, 05/31/05               985
    250   BANKAMERICA, 7.750%, 07/15/02            254
  1,000   BANK ONE, 7.000%, 07/15/05               975
  1,000   CITICORP, 7.250%, 09/01/08               976
  1,000   FIRST TENNESSEE BANK, 6.400%, 04/01/08   916
  1,000   KEYCORP, 6.750%, 03/15/06                945
  1,000   MELLON BANK, 6.500%, 08/01/05            956
  1,000   NBD BANCORP, 7.125%, 05/15/07            967
  1,000   NATIONAL BANK CANADA NEW YORK,
            7.750%, 11/01/09                       989
  1,000   SWISS BANK, 7.250%, 09/01/06             981
  1,250   WILMINGTON TRUST, 6.625%, 05/01/08     1,145
--------------------------------------------------------------------------------
                                                10,089
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.6%
  1,000   ABBEY NATIONAL PLC, 6.690%, 10/17/05     959
--------------------------------------------------------------------------------
                                                   959
--------------------------------------------------------------------------------
CHEMICALS -- 4.8%
    500   AIR PRODUCTS & CHEMICALS, 8.875%,
          08/01/01                                 512
  1,500   DOW CHEMICAL, 8.550%, 10/15/09         1,592
  1,000   ENGLISH CHINA CLAYS-DEL, 7.375%,
          10/01/02                                 995
  1,000   GOODRICH BF, 6.450%, 04/15/08            915
  1,000   GREAT LAKES CHEMICAL, 7.000%, 07/15/09   956
  1,000   LUBRIZOL, 5.875%, 12/01/08               901
  1,000   MILLENNIUM AMERICA, 7.000%, 11/15/06     897
    545   MONSANTO, 8.875%, 12/15/09               593
--------------------------------------------------------------------------------
                                                 7,361
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.6%
  1,000   MOTOROLA, 7.500%, 05/15/25               971
--------------------------------------------------------------------------------
                                                   971
--------------------------------------------------------------------------------
COMPUTERS -- 0.7%
  1,000   SUN MICROSYSTEMS, 7.650%, 08/15/09       996
--------------------------------------------------------------------------------
                                                   996
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 2.1%
  1,000   CROWN CORK & SEAL FINANCIAL,
            7.000%, 12/15/06                       944
  1,000   NEWELL RUBBERMAID, 6.600%, 11/15/06      964
  1,300   SMURFIT CAPITAL FUNDING, 6.750%,
            11/20/05 1,235                       1,235
--------------------------------------------------------------------------------
                                                 3,143
--------------------------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.6%
  1,000   NORANDA, 7.000%, 07/15/05                945
--------------------------------------------------------------------------------
                                                   945
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 2.0%
  1,500   AMERICAN HOME PRODUCTS, 6.500%,
            10/15/02                             1,477
  1,000   AMGEN, 6.500%, 12/01/07                  941
    615   AVENTIS, 7.750%, 01/15/02                618
--------------------------------------------------------------------------------
                                                 3,036
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 7.6%
  1,000   ATLANTIC CITY ELECTRIC, 6.750%,
            05/12/08                               947
  1,000   CSW INVESTMENTS (A), 7.450%, 08/01/06    965
  1,000   CINCINNATI GAS & ELECTRIC, 6.400%,
            04/01/08                               895
  1,000   CLECO UTILITY GROUP, 6.520%, 05/15/09    928
  1,100   DUKE POWER, 6.375%, 03/01/08           1,000
    750   HYDRO-QUEBEC, 7.375%, 02/01/03           751
    815   IOWA ELECTRIC LIGHT & POWER, 8.625%,
            05/15/01                               831
  1,300   JERSEY CENTRAL POWER & LIGHT, 7.125%,
            10/01/04                             1,279
  1,000   MINNESOTA POWER & LIGHT, 7.750%,
            06/01/07                             1,016
  1,000   OTTER TAIL POWER, 6.375%, 12/01/07       936
  1,000   KONINKLIJKE PHILIPS ELECTRIC, 8.375%,
            09/15/06                             1,018
  1,000   PUBLIC SERVICE ELECTRIC AND GAS,
            6.250%, 01/01/07                       926
--------------------------------------------------------------------------------
                                                11,492
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.0%
  1,000   BEAR STEARNS, 6.625%, 01/15/04           967
  1,000   COUNTRY WIDE FUNDING, 8.250%,
            07/15/02                             1,022
    500   EATON OFF SHORE, 9.000%, 02/15/01        510
  1,000   FBG FINANCE, 6.750%, 11/15/05            945
  1,000   FORD MOTOR CREDIT, 7.750%, 03/15/05    1,016
  1,000   GOLDMAN SACHS GROUP, 7.350%, 10/01/09    975
  1,000   MBNA, 6.875%, 06/01/05                   944
  1,000   NATIONAL RURAL UTILITY, 7.200%,
            10/01/15                               949
  1,000   SALOMON, 6.750%, 01/15/06                948
  1,000   TXU EASTERN FUNDING, (A),
            6.750%, 05/15/09                       915
--------------------------------------------------------------------------------
                                                 9,191
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.2%
  1,000   ARCHER DANIELS MIDLAND, 7.500%, 03/15/27 959
    750   GRAND METRO, 7.125%, 09/15/04            742
    500   PHILIP MORRIS, 7.625%, 05/15/02          497
  1,000   RALSTON PURINA, 9.250%, 10/15/09       1,086
--------------------------------------------------------------------------------
                                                 3,284
--------------------------------------------------------------------------------
FOREIGN -- 4.5%
  1,000   CITY OF BARCELONA, 8.125%, 02/15/05    1,032
  1,000   GEN DE CATAUNYA GENCAT, 6.375%, 12/15/07 944
  1,000   PROVINCE OF ONTARIO, 6.000%, 02/21/06    946
    250   PROVINCE OF QUEBEC, 8.800%, 04/15/03     262
  1,000   PROVINCE OF QUEBEC, 8.625%, 01/19/05   1,055
  1,000   REPUBLIC OF FINLAND, 7.875%, 07/28/04  1,035
  1,550   REPUBLIC OF ICELAND, 6.125%, 02/01/04  1,492
--------------------------------------------------------------------------------
                                                 6,766
--------------------------------------------------------------------------------
INSURANCE -- 3.2%
  1,000   GEICO, 7.500%, 04/15/05                1,012
  1,000   LINCOLN NATIONAL, 7.250%, 05/15/05       976
  1,500   MBIA, 9.000%, 02/15/01                 1,536
  1,300   SUNAMERICA, 7.340%, 08/30/05           1,306
--------------------------------------------------------------------------------
                                                 4,830
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.6%
  1,200   GEORGIA PACIFIC, 9.950%, 06/15/02      1,266
    250   WEYERHAEUSER, 9.050%, 02/01/03           262
  1,000   WEYERHAEUSER, 7.250%, 07/01/13           954
--------------------------------------------------------------------------------
                                                 2,482
--------------------------------------------------------------------------------

24  (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MACHINERY -- 5.3%
 $1,000   BLACK & DECKER, 7.500%, 04/01/03      $1,000
  1,000   BRIGGS & STRATTON, 7.250%, 09/15/07      929
  1,000   CASE CREDIT, 6.750%, 10/21/07            937
  1,000   CATERPILLAR, 9.375%, 08/15/11          1,131
  1,000   CUMMINS ENGINE, 7.125%, 03/01/28         852
  1,000   DEERE, 8.500%, 01/09/22                1,049
    750   PENTAIR, 7.850%, 10/15/09                734
  1,000   TORO, 7.125%, 06/15/07                   916
    500   WATTS INDUSTRIES, 8.375%, 12/01/03       519
--------------------------------------------------------------------------------
                                                 8,067
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.6%
  1,000   CARNIVAL, 6.150%, 10/01/03               956
--------------------------------------------------------------------------------
                                                   956
--------------------------------------------------------------------------------
MEASURING DEVICES -- 1.8%
  1,000   JCI, 6.300%, 02/01/08                    920
  1,000   PERKINELMER, 6.800%, 10/15/05            980
  1,000   THERMO ELECTRON, 7.625%, 10/30/08        885
--------------------------------------------------------------------------------
                                                 2,785
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.2%
  1,000   BLYTH INDUSTRIES, 7.900%, 10/01/09       946
  1,000   NORSK HYDRO, 6.700%, 01/15/18            873
--------------------------------------------------------------------------------
                                                 1,819
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 0.6%
  1,000   PARKER-HANNIFIN, 5.650%, 09/15/03        948
--------------------------------------------------------------------------------
                                                   948
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 1.9%
  1,000   ASHLAND, 7.710%, 05/11/07                983
  1,000   KERR-MCGEE, 6.625%, 10/15/07             921
  1,000   TOSCO, 7.250%, 01/01/07                  954
--------------------------------------------------------------------------------
                                                 2,858
--------------------------------------------------------------------------------
PRECIOUS METALS -- 0.7%
  1,000   BARRICK GOLD FINANCE, 7.500%, 05/01/07   986
--------------------------------------------------------------------------------
                                                   986
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.9%
  1,000   E.W. SCRIPPS, 6.625%, 10/15/07           945
  1,200   KNIGHT-RIDDER, 9.875%, 04/15/09        1,361
  1,000   REYNOLDS & REYNOLDS, 7.000%, 12/15/06    946
  1,000   TIME WARNER, 9.150%, 02/01/23          1,118
--------------------------------------------------------------------------------
                                                 4,370
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 1.2%
  1,000   OLSTEN, 7.000%, 03/15/06                 924
  1,000   SERVICEMASTER, 6.950%, 08/15/07          928
--------------------------------------------------------------------------------
                                                 1,852
--------------------------------------------------------------------------------
RAILROADS -- 1.5%
  1,000   ATCHISON TOPEKA & SANTA FE PACIFIC,
            6.550%, 07/01/06                       945
  1,000   CANADIAN NATIONAL, 7.000%, 03/15/04      980
    250   UNION PACIFIC, 9.625%, 12/15/02          264
    164   UNION PACIFIC, 8.500%, 01/15/17          164
--------------------------------------------------------------------------------
                                                 2,353
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.5%
    500   KIMCO REALTY, 6.500%, 10/01/03           480
  1,000   NEW PLAN EXCEL REALTY, 7.400%, 09/15/09  934
  1,000   WEINGARTEN REALTY INVESTMENT,
            7.350%, 07/20/09                       928
--------------------------------------------------------------------------------
                                                 2,342
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.7%
  1,000   HERTZ, 7.000%, 07/15/03                  989
--------------------------------------------------------------------------------
                                                   989
--------------------------------------------------------------------------------
RETAIL -- 3.9%
  1,000   DARDEN RESTAURANTS, 6.375%, 02/01/06     921
  1,000   J.C. PENNY, 6.875%, 10/15/15             830
    250   LIMITED, 9.125%, 02/01/01                254
  1,000   LIMITED, 7.800%, 05/15/02              1,005
  1,000   MCDONALD'S, 8.875%, 04/01/11           1,108
  1,000   NORDSTROM, 6.950%, 03/15/28              883
  1,000   TANDY, 6.950%, 09/01/07                  958
--------------------------------------------------------------------------------
                                                 5,959
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.6%
  1,000   CARLISLE, 7.250%, 01/15/07               979
--------------------------------------------------------------------------------
                                                   979
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.7%
  1,000   NORTHWESTERN, 7.100%, 08/01/05           988
--------------------------------------------------------------------------------
                                                   988
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 1.2%
  1,000   CARPENTER TECHNOLOGY, 6.530%, 04/15/09   923
  1,000   WORTHINGTON INDUSTRIES, 7.125%, 05/15/06 955
--------------------------------------------------------------------------------
                                                 1,878
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 2.5%
  1,000   AMERITECH CAPITAL FUNDING, 6.550%,
            01/15/28                               845
  1,000   COMSAT, 8.950%, 05/15/01               1,026
    900   GTE, 9.100%, 06/01/03                    948
    500   NORTEL NETWORKS, 8.750%, 06/12/01        511
    500   SOUTHWESTERN BELL TELEPHONE, 6.625%,
            04/01/05                               484
--------------------------------------------------------------------------------
                                                 3,814
--------------------------------------------------------------------------------
VITAMINS/HEALTH FOODS -- 0.6%
    800   GERBER PRODUCTS, 9.000%, 10/15/06        871
--------------------------------------------------------------------------------
                                                   871
--------------------------------------------------------------------------------
WATER UTILITIES -- 0.7%
  1,000   HYDRO QUEBEC, SERIES GW, 9.750%,
            01/15/18                             1,039
--------------------------------------------------------------------------------
                                                 1,039
--------------------------------------------------------------------------------
WHOLESALE -- 1.4%
  1,000   BERGEN BRUNSWIG, 7.250%, 06/01/05        945
  1,000   CARDINAL HEALTH, 6.000%, 01/15/06        926
    250   UNIVERSAL, 9.250%, 02/15/01              255
--------------------------------------------------------------------------------
                                                 2,126
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $123,177)          118,247
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.5%
--------------------------------------------------------------------------------
 20,000   FNMA, 6.375%, 06/15/09                19,092
--------------------------------------------------------------------------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (COST $19,626)                                19,092
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.6%
--------------------------------------------------------------------------------
  1,301   POOL # 345128, 6.500%, 01/15/24        1,221
  1,321   POOL # 372962, 7.000%, 03/15/24        1,276
    562   POOL # 352982, 7.500%, 05/15/24          556
    448   POOL # 373015, 8.000%, 06/15/24          453
    420   POOL # 391615, 8.500%, 09/15/24          432
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (COST $4,036)                     3,938
--------------------------------------------------------------------------------

   STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 2.8%
 $1,000   4.660%, 01/06/00                    $  1,000
  1,000   8.750%, 08/15/20                       1,211
  2,000   6.625%, 02/15/27                       1,982
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $4,211)          4,193
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 0.7%
--------------------------------------------------------------------------------
  1,000   HARVARD UNIVERSITY, 8.125%, 04/15/07   1,035
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS (COST $1,056)      1,035
--------------------------------------------------------------------------------
(C) COMMERCIAL PAPER -- 2.1%
--------------------------------------------------------------------------------
    954   AMEX, 4.003%, 01/06/00                   954
  1,679   FORD MOTOR CREDIT, 1.050%, 01/03/00    1,679
    584   FORD MOTOR CREDIT, 1.750%, 01/05/00      584
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $3,217)             3,217
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4% (COST $155,323)       149,722
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.6%          2,358
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR VALUE)
   BASED ON 7,638,725 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                        $157,355
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 65,520 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                 1,500
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,272)
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS      (5,601)
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 98
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $152,080
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES              $19.74
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SHARES          $19.74
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT SHARES ($19.74 / 98.00%)          $20.14
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSET PAGE 30.

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND  DECEMBER 31, 1999

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED AGENCIES -  20.7%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.1%
 $   40   FHLMC POOL # 214693, 9.000%, 12/01/01  $  42
--------------------------------------------------------------------------------
                                                    42
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- REMIC - 4.9%
  3,167   SERIES 1502, 6.250%, 01/15/19          3,115
  2,000   SERIES 1617, 6.200%, 01/15/23          1,884
--------------------------------------------------------------------------------
                                                 4,999
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
    774   POOL # 124308, 7.500%, 05/01/07          779
--------------------------------------------------------------------------------
                                                   779
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
          REMIC - 12.9%
    671   SERIES 1992-113, 7.500%, 07/25/02        672
  1,000   SERIES 1993-56, 6.350%, 07/25/18         993
  2,475   SERIES 1992-210, 6.500%, 03/25/19      2,389
  3,500   SERIES 1993-163, 6.750%, 03/25/22      3,375
  2,000   SERIES 1994-56, 6.000%, 07/25/22       1,898
  2,000   SERIES 1998-46, 6.250%, 12/18/22       1,856
  2,000   SERIES 1994-51, 6.500%, 01/25/23       1,940
--------------------------------------------------------------------------------
                                                13,123
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
          2.0%
  1,096   POOL # 505082, 7.500%, 07/15/29        1,083
    999   POOL # 477013, 7.500%, 10/15/29          987
--------------------------------------------------------------------------------
                                                 2,070
--------------------------------------------------------------------------------
TOTAL GOVERNMENT MORTGAGE-BACKED AGENCIES
   (COST $21,905)                               21,013
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -  34.2%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 8.5%
 $2,000   6.125%, 09/20/00                      $1,995
  1,000   6.480%, 01/08/02                         991
  2,000   6.030%, 04/17/03                       1,942
  2,000   5.880%, 04/15/08                       1,855
  2,000   5.985%, 04/09/09                       1,857
--------------------------------------------------------------------------------
                                                 8,640
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-- 9.0%
  2,500   6.120%, 01/21/03                       2,447
  2,000   6.830%, 06/15/05                       1,925
  2,000   7.000%, 07/06/05                       1,969
  3,000   6.540%, 11/06/07                       2,855
--------------------------------------------------------------------------------
                                                 9,196
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 9.9%
  1,000   6.630%, 06/05/01                       1,000
  2,000   7.550%, 04/22/02                       2,040
  2,000   6.160%, 06/16/03                       1,937
  1,500   6.900%, 08/21/07                       1,431
  1,000   6.240%, 01/14/08                         924
  3,000   6.000%, 02/23/09                       2,695
--------------------------------------------------------------------------------
                                                10,027
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
   MEDIUM TERM NOTES -- 6.8%
  1,000   6.500%, 12/27/01                         994
  1,000   6.330%, 10/02/02                         984
  4,000   6.880%, 11/20/06                       3,858
  1,120   6.170%, 01/15/08                       1,040
--------------------------------------------------------------------------------
                                                 6,876
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCIES
   (COST $36,129)                               34,739
--------------------------------------------------------------------------------

26
      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 38.3%
 $2,000   8.000%, 05/15/01                     $ 2,046
  1,000   6.250%, 10/31/01                       1,000
  1,000   7.500%, 11/15/01                       1,022
  1,000   6.250%, 02/28/02                       1,000
  2,000   5.750%, 04/30/03                       1,963
  2,000   5.750%, 08/15/03                       1,958
  3,000   5.875%, 02/15/04                       2,948
  2,000   7.250%, 05/15/04                       2,059
  2,000   7.875%, 11/15/04                       2,114
  2,000   7.500%, 02/15/05                       2,085
  2,000   6.500%, 05/15/05                       2,000
  2,000   6.500%, 08/15/05                       1,999
  2,000   5.875%, 11/15/05                       1,941
  4,000   5.625%, 02/15/06                       3,827
  2,000   6.875%, 05/15/06                       2,034
  2,000   7.000%, 07/15/06                       2,048
  1,000   6.500%, 10/15/06                         997
  2,000   6.250%, 02/15/07                       1,968
  2,000   6.625%, 05/15/07                       2,007
  2,000   6.125%, 08/15/07                       1,951
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $39,265)        38,967
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.6%

  5,654 MORGAN STANLEY & CO., INC., 2.42%, DATED
        12/31/99, DUE 01/03/00, REPURCHASE PRICE
        $5,655,240 (COLLATERALIZED BY U.S. TREASURY
        OBLIGATIONS, TOTAL PAR VALUE $4,980,000,
        10.00%, 05/15/10, TOTAL MARKET VALUE
        $5,769,703)                              5,654
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $5,654)         5,654
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8% (COST $102,953)      $100,373
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.2%          1,248
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001 PAR
   VALUE) BASED ON 10,197,049 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         103,352
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 210,493 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                 2,310
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,514)
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS      (2,580)
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                53
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $101,621
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES               $9.76
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SHARES           $9.76
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT SHARES ($9.76 / 98.00%)            $9.96
--------------------------------------------------------------------------------

SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

HUNTINGTON MORTGAGE SECURITIES FUND  DECEMBER 31, 1999
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
FEDERAL HOME BANK -- 5.8%
 $2,000   5.485%, 01/21/03                     $ 1,935
--------------------------------------------------------------------------------
                                                 1,935
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 24.7%
     55   POOL # 220007, 8.750%, 08/01/01           56
     55   POOL # 380059, 9.500%, 10/01/04           57
  1,327   POOL # E65142, 6.500%, 07/01/11        1,288
    872   POOL # D66491, 6.500%, 12/01/25          823
  1,416   POOL # C80391, 7.000%, 03/01/26        1,371
  1,013   POOL # D69575, 7.500%, 03/01/26        1,003
  1,602   POOL # C00512, 7.000%, 04/01/27        1,551
  1,000   SERIES 1490, CLASS PH, 6.250%, 04/15/08  973
  1,139   SERIES 163 CLASS F, 6.000%, 07/15/21   1,087
--------------------------------------------------------------------------------
                                                 8,209
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 52.3%
     61   POOL # 303459, 8.000%, 07/01/02           62
     93   POOL # 50279, 8.500%, 02/01/05            96
    631   POOL # 313817, 6.000%, 07/01/09          598
    167   POOL # 250128, 7.500%, 09/01/09          168
    875   POOL # 250554, 6.500%, 05/01/11          849
    858   POOL # 338449, 6.000%, 05/01/11          814
    650   POOL # 37783, 6.500%, 04/01/12           631
  1,556   POOL # 397835, 6.500%, 09/01/12        1,510
  1,081   POOL # 252769, 7.500%, 08/01/19        1,069
    748   POOL # 303653, 7.000%, 12/01/25          723
    966   POOL # 339836, 7.000%, 03/01/26          934
  1,570   POOL # 250551, 7.000%, 05/01/26        1,518
    673   POOL # 343212, 7.500%, 05/01/26          665
  1,002   POOL # 303753, 9.000%, 12/01/20        1,043
  1,500   SERIES 1998-12 CLASS FQ, 6.250%,
           01/25/08                              1,398
  1,000   SERIES 1996-53 CLASS PG, 6.500%,
           12/18/11                                957
  1,000   SERIES 1998-46 CLASS PJ, 6.250%,
           04/18/21                                964
  1,500   SERIES 1993-163 CLASS PY, 6.750%,
           03/25/22                              1,446
    500   SERIES 1994-56 CLASS H, 6.000%,
           07/25/22                                475
    500   SERIES 1998-46  CLASS PJ, 6.250%,
           12/18/22                                464
  1,000   SERIES 1994-51 CLASS PH, 6.500%,
           01/25/23                                970
--------------------------------------------------------------------------------
                                                17,354
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.5%
     14   POOL # 305936, 8.500%, 04/15/06           14
    108   POOL # 306058, 8.500%, 06/15/06          111
     45   POOL # 328651, 8.500%, 05/15/07           46
    258   POOL # 349379, 7.000%, 05/15/08          255
    209   POOL # 344961, 7.000%, 06/15/08          207
    301   POOL # 348112, 7.000%, 06/15/08          298
    594   POOL # 200023, 9.500%, 05/15/18          633
    567   POOL # 780398, 9.000%, 04/15/21          603
    987   POOL # 316151, 7.500%, 04/15/22          975
    361   POOL # 780408, 9.000%, 10/15/22          378
    994   POOL # 352022, 7.000%, 11/15/23          960
--------------------------------------------------------------------------------
                                                 4,480
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- 3.1%
  1,026   MORGAN STANLEY & CO., INC., 2.42%,
          DATED 12/31/99, DUE 01/03/00,
          REPURCHASE PRICE $1,026,407
          (COLLATERALIZED BY U.S. TREASURY
          OBLIGATIONS, TOTAL PAR VALUE $845,000,
          9.00%, 11/15/18, TOTAL MARKET
          VALUE $1,047,640)                      1,026
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $1,026)         1,026
--------------------------------------------------------------------------------
TOTAL INVESTMENT--99.3%  (COST $33,792)         33,004
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.7%            214

   STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 4,093,320
   OUTSTANDING SHARES OF BENEFICIAL INTEREST  $ 53,882
--------------------------------------------------------------------------------
INVESTMENT SHARES (UNLIMITED AUTHORIZATION --
   $0.001 PAR VALUE) BASED ON 130,024 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                 3,794
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS   (23,676)
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS        (788)
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                  6
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $33,218
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES               $7.86
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SHARES           $7.89
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING
   PRICE PER SHARE -- INVESTMENT SHARES
   ($7.89 / 97.00%)                              $8.05
--------------------------------------------------------------------------------

SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME    DECEMBER 31, 1999
SECURITIES FUND
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 79.6%
--------------------------------------------------------------------------------
AEROSPACE -- 1.9%
 $1,000   AAR, 9.500%, 11/01/01                 $1,044
  1,000   HONEYWELL INTERNATIONAL, 9.875%,
            06/01/02                             1,063
--------------------------------------------------------------------------------
                                                 2,107
--------------------------------------------------------------------------------
AUTO / TRUCK PARTS -- 0.8%
  1,000   DANA, 6.250%, 03/01/04                   950
--------------------------------------------------------------------------------
                                                   950
--------------------------------------------------------------------------------
BANKS -- 5.3%
  1,000   AMSOUTH BANCORP, 7.750%, 05/15/04      1,004
  1,000   BANK ONE COLUMBUS, 7.375%,
            12/01/02                             1,004
  1,000   FIRST BANK MINNESOTA, 7.550%,
            06/15/04                             1,004
  1,000   FLEET FINANCIAL GROUP, 8.125%,
            07/01/04                             1,026
  1,000   NATIONAL CITY BANK, 7.190%,
            11/15/04                               974
  1,000   SUSQUEHANNA BANKSHARES, 6.300%,
            02/01/03                               964
--------------------------------------------------------------------------------
                                                 5,976
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.9%
  1,000   COX COMMUNICATIONS, 6.375%, 06/15/00     999
--------------------------------------------------------------------------------
                                                   999
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.8%
  1,000   LAFARGE, 9.320%, 04/24/01              1,026
  1,000   YORK INTERNATIONAL, 6.750%, 03/01/03     982
--------------------------------------------------------------------------------
                                                 2,008
--------------------------------------------------------------------------------
CHEMICALS -- 1.7%
  1,000   AKZO NOBEL (A), 6.000%, 11/15/03         948
  1,000   PRAXAIR, 6.150%, 04/15/03                954
--------------------------------------------------------------------------------
                                                 1,902
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
  1,000   SONY, 6.125%, 03/04/03                   969
--------------------------------------------------------------------------------
                                                   969
--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 0.9%
  1,000   SUN MICROSYSTEMS, 7.350%, 08/15/04     1,000
--------------------------------------------------------------------------------
                                                 1,000
--------------------------------------------------------------------------------
DATA PROCESSING -- 0.9%
  1,000   FIRST DATA, 6.625%, 04/01/03             981
--------------------------------------------------------------------------------
                                                   981
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 0.9%
  1,000   AMERICAN HOME PRODUCTS, 7.700%,
           02/15/00                              1,002
--------------------------------------------------------------------------------
                                                 1,002
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 11.7%
  1,000   ATLANTIC CITY ELECTRIC, 6.000%,
           01/15/03                                961
  1,000   AVNET, 6.450%, 08/15/03                  966
  1,000   CINCINATTI GAS & ELECTRIC, 6.450%,
           02/15/04                                961
  1,000   CON EDISON, 7.625%, 03/01/04           1,009
    500   CSW INVESTMENTS (A), 6.950%, 08/01/01    496
  1,000   DETROIT EDISON, 6.560%, 05/01/01         990
  1,000   EDISON INTERNATIONAL, 6.875%, 09/15/04   976
  1,000   INDIANA MICHIGAN POWER, 6.875%,
           07/01/04                                964
  1,000   METROPOLITAN EDISON, 7.220%, 01/30/03  1,006
  1,000   OHIO POWER, 6.750%, 07/01/04             960
  1,000   PUBLIC SERVICE ELECTRIC & GAS, 6.000%,
           04/15/03                                961
  1,000   PUBLIC SERVICE ELECTRIC & GAS, 6.875%,
           01/01/03                                985
  1,000   ROCHESTER GAS & ELECTRIC, 8.250%,
           03/15/02                              1,019
  1,000   SCANA, 6.050%, 01/13/03                  959
--------------------------------------------------------------------------------
                                                13,213
--------------------------------------------------------------------------------
FABRICATED METAL PRODUCTS -- 0.8%
  1,000   STANLEY WORKS 5.750%, 03/01/04           949
--------------------------------------------------------------------------------
                                                   949
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 15.6%
    229   AFG RECEIVABLES TRUST , 6.650%, 10/15/02 229
  1,000   BOMBARDIER CAPITAL (A), 7.500%, 08/15/04 990
  1,000   CHARLES SCHWAB, 6.040%, 04/29/04         940
  1,000   CITIGROUP, 5.500%, 02/15/04              935
  1,000   DONALDSON LUFKIN JENRETTE, 6.150%
           05/04/04                                946
  1,000   DUKE CAPITAL, 7.250%, 10/01/04           994
  1,000   FORD MOTOR CREDIT, 7.500%, 06/15/04    1,005
  1,000   GMAC GLOBAL BOND, 6.750%, 02/07/02       992
  1,000   GREENPOINT BANK, 6.700%, 07/15/02        980
  1,000   HOME SAVINGS OF AMERICA, 6.500%,
           08/15/04                                950
  1,000   LEHMAN BROTHERS, 6.625%, 04/01/04        964
  1,000   MBNA AMERICAN BANK, 6.875%, 07/15/04     966
  1,000   MCKESSON FINANCIAL (A), 6.550%, 11/01/02 933
  1,000   MELLON FINANCIAL, 6.300%, 06/01/00       999
  1,000   NATONAL RURAL UTILITY, 5.300%, 10/20/03  934
  1,000   PAINE WEBBER GROUP, 6.375%, 05/15/04     952
  1,000   SCOTLAND INTERNATIONAL, 8.800%,
           01/27/04                              1,045
  1,000   TOYOTA MOTOR CREDIT, 5.625%, 11/13/03    952
  1,000   TRANSAMERICA FINANCIAL AGENCY,
           6.370%, 05/14/04                        945
--------------------------------------------------------------------------------
                                                17,651
--------------------------------------------------------------------------------

28
       (See notes which are an integral part of the Financial Statements.)

SECURITIES FUND
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS -- 1.7%
 $1,000   PEPSICO, 6.800%, 05/15/00             $1,003
  1,000   TYSON FOODS, 6.000%, 01/15/03            969
--------------------------------------------------------------------------------
                                                 1,972
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 2.6%
  1,000   CONSOLIDATED NATURAL GAS, 7.250%,
           10/01/04                                990
  1,000   NATIONAL FUEL GAS, 6.820%, 08/01/04      966
  1,000   NORTHWEST NATURAL GAS, 5.550%, 11/12/02  959
--------------------------------------------------------------------------------
                                                 2,915
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
  1,000   LEGGETT & PLATT (A), 6.070%, 03/19/03    970
--------------------------------------------------------------------------------
                                                   970
--------------------------------------------------------------------------------
INSURANCE -- 3.4%
  1,000   HARLEYSVILLE GROUP, 6.750%, 11/15/03     980
  1,000   HARTFORD LIFE, 6.900%, 06/15/04          975
  1,000   METROPOLITAN LIFE, (A) 6.300%, 11/01/03  962
  1,000   US LIFE, 6.375%, 06/15/00                997
--------------------------------------------------------------------------------
                                                 3,914
--------------------------------------------------------------------------------
LEISURE -- 0.8%
  1,000   TYCO INTERNATIONAL GROUP,
           5.725%, 11/01/04                        920
--------------------------------------------------------------------------------
                                                   920
--------------------------------------------------------------------------------
MACHINERY -- 2.6%
  1,000   BLACK & DECKER, 7.500%, 04/01/03       1,000
  1,000   CATERPILLAR FINANCIAL, 6.875%, 08/01/04  984
  1,000   INGERSOLL RAND, 6.875%, 02/01/03         987
--------------------------------------------------------------------------------
                                                 2,971
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 0.9%
  1,000   CARDINAL HEALTH, 6.500%, 02/15/04        974
--------------------------------------------------------------------------------
                                                   974
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
  1,000   TECK, 8.700%, 05/01/02                 1,022
--------------------------------------------------------------------------------
                                                 1,022
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 6.6%
  1,000 COOPER INDUSTRIES, 5.780%, 01/16/03        951
  1,000 HARRIS BANCORP, 9.375%, 06/01/01         1,029
  1,000 INTERNATIONAL   PAPER, 7.625%, 08/01/04    995
  1,000 NISOURCE CAPITAL MARKETS, 7.390%,
         04/01/04                                  981
  1,000 ORACLE, 6.720%, 02/15/04                   972
  1,600 PACIFIC DUNLAP, 9.750%, 12/15/00         1,642
  1,000 XEROX CAPITAL, 5.875%, 05/15/04            934
--------------------------------------------------------------------------------
                                                 7,504
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.7%
  1,000   ANADARKO PETROLEUM, 6.750%, 03/15/03     982
  1,000   PARKER-HANNIFIN, 5.650%, 09/15/03        947
--------------------------------------------------------------------------------
                                                 1,929
--------------------------------------------------------------------------------
PHOTOGRAPH EQUIPMENT -- 0.9%
  1,000   EASTMAN KODAK, 9.375%, 03/15/03        1,062
--------------------------------------------------------------------------------
                                                 1,062
--------------------------------------------------------------------------------
RAILROADS -- 2.5%
    765   CONRAIL, 9.750%, 06/01/00                776
  1,500   CSX, 9.500%, 08/01/00                  1,522
    575   UNION PACIFIC, 7.060%, 05/15/03          570
--------------------------------------------------------------------------------
                                                 2,868
--------------------------------------------------------------------------------
REAL ESTATE -- 2.5%
  1,000   HOMESIDE LENDING, 6.200%, 05/15/03       964
  1,000   SIMON PROPERTY GROUP, 6.750%, 02/09/04   941
  1,000   SPIEKER PROPERTIES LP, 6.800%, 12/15/01  986
--------------------------------------------------------------------------------
                                                 2,891
--------------------------------------------------------------------------------
RETAIL -- 3.3%
  1,000   AUTOZONE, 6.000%, 11/01/03               944
  1,000   DUTY FREE INTERNATIONAL, 7.000%,
           01/15/04                                986
    750   SAFEWAY, 8.570%, 04/01/03                773
  1,000   SEARS ROEBUCK, 8.470%, 03/11/02        1,022
--------------------------------------------------------------------------------
                                                 3,725
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 2.6%
  1,000   AIRTOUCH COMMUNICATIONS, 7.125%,
           07/15/01                              1,000
  1,000   AT&T CAPITAL, 6.900%, 01/30/02           996
  1,000   CABLE & WIRELESS, 6.375%, 03/06/03       989
--------------------------------------------------------------------------------
                                                 2,985
--------------------------------------------------------------------------------
TRUCKING & LEASING -- 0.9%
  1,000   ROLLINS TRUCK LEASING, 7.000%, 03/15/03  976
--------------------------------------------------------------------------------
                                                   976
--------------------------------------------------------------------------------
WHOLESALE -- 0.9%
  1,000   SUPER VALUE, 7.625%, 09/15/04            978
--------------------------------------------------------------------------------
                                                   978
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $92,373)            90,283
--------------------------------------------------------------------------------
GOVERNMENT AGENCY BOND -- 15.2%
--------------------------------------------------------------------------------
 18,000   FANNIE MAE, 5.625%, 05/14/04          17,205
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY (COST $17,502)          17,205
--------------------------------------------------------------------------------
REGIONAL AGENCIES -- 0.9%
--------------------------------------------------------------------------------
  1,000   MONTREAL URBAN COMMUNITY,
          9.125%, 03/15/01                       1,023
--------------------------------------------------------------------------------
TOTAL REGIONAL AGENCIES BONDS (COST $1,037)      1,023
--------------------------------------------------------------------------------
(C) U.S. TREASURY BILL -- 0.9%
  1,000   U.S. TREASURY BILL, 4.660%, 01/06/00   1,000
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILL (COST $1,000)           1,000
--------------------------------------------------------------------------------
(C) COMMERCIAL PAPER -- 1.8%
  1,442   FORD MOTOR CREDIT, 1.050%, 01/03/00    1,442
    596   FORD MOTOR CREDIT, 1.750%, 01/05/00      596
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,038)             2,038
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4% (COST $113,950)       111,549
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.6%          1,792
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES (UNLIMITED AUTHORIZATION -- $0.001
   PAR VALUE) BASED ON 5,890,927 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST               116,391
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (723)
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS      (2,401)
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 74
--------------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                      $113,341
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST SHARES              $19.24
--------------------------------------------------------------------------------


SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

   NOTES TO STATEMENT OF NET ASSETS

*   NON-INCOME PRODUCING SECURITIES.
(A) SECTION 4(2) COMMERCIAL PAPER/RULE 144A SECURITY--SECURITY IS SUBJECT TO CONTRACTUAL OR LEGAL RESTRICTION ON ITS RESALE, DEEMED LIQUID PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(B) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN REPRESENTS THE PRE-REFUNDED DATE.
(C) DISCOUNT SECURITY. DISCLOSED RATE IS THE EFFECTIVE RATE OF THE SECURITY AT THE TIME OF PURCHASE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING ABBREVIATIONS ARE USED IN THESE STATEMENT OF NET ASSETS:

ADR--AMERICAN DEPOSITORY RECEIPT
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AQDA--AIR QUALITY DEVELOPMENT AUTHORITY
BANS--BOND ANTICIPATION NOTES
BIG--BOND INVESTORS GUARANTY
BPA--BOND PAYING AGENT
COP--CERTIFICATE OF PARTICIPATION
CSD--CITY SCHOOL DISTRICT
EDA--ECONOMIC DEVELOPMENT AUTHORITY
EDR--EDUCATIONAL DEVELOPMENT REVENUE
ETM--ESCROWED TO MATURITY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FEDERAL ASSURANCE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
HEA--HIGHER EDUCATION AUTHORITY
HEF--HIGHER EDUCATION FACILITY
HEFA--HEALTH FACILITIES AUTHORITY
HFA--HOUSING FINANCE AUTHORITY
HRB--HOSPITAL REVENUE BONDS
IDA--INDUSTRIAL DEVELOPMENT AUTHORITY
IDR--INDUSTRIAL DEVELOPMENT REVENUE
LOC--LETTER OF CREDIT
LP--LIMITED PARTNERSHIP
LSD--LOCAL SCHOOL DISTRICT
LTD--LIMITED
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
NA--NORTH AMERICA
PCR--POLLUTION CONTROL REVENUE
PERCS--PREFERRED EQUITY REDEMPTION CUMULATIVE STOCK
PLC--PUBLIC LIMITED COMPANY
RB--REVENUE BOND
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SDA--SCHOOL DISTRICT AUTHORITY
SLMA--STUDENT LOAN MARKETING ASSOCIATION
SPA--SECURITY PURCHASE AGREEMENT
SSRB--SEWER SYSTEM REVENUE BONDS
TA--TAX ALLOCATION
TANS--TAX ANTICIPATION NOTES
TECP--TAX EXEMPT COMMERCIAL PAPER
VRDNS--VARIABLE RATE DEMAND NOTES-RATES DISCLOSED ARE IN EFFECT AT DECEMBER 31, 1999. MATURITY DATE REPRESENTS FINAL MATURITY, NOT NEXT RESET DATE.
WDA--WATER DEVELOPMENT AUTHORITY THE CATEGORIES OF INVESTMENTS ARE SHOWN AS A PERCENTAGE OF NET ASSETS.

THE FOLLOWING IS A SUMMARY OF INVESTMENT INFORMATION AS OF DECEMBER 31, 1999
(000)

                                       COST OF
                                     INVESTMENTS     NET UNREALIZED      GROSS           GROSS
                                   FOR FEDERAL TAX   APPRECIATION/     UNREALIZED      UNREALIZED       TOTAL
HUNTINGTON FUNDS                       PURPOSES       DEPRECIATION    APPRECIATION    DEPRECIATION    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY FUND           $ 44,631**            --              --              --        $ 44,862
MONEY MARKET FUND                      972,857              --              --              --         969,140
OHIO MUNICIPAL MONEY MARKET FUND       214,736**            --              --              --         212,427
U.S. TREASURY MONEY MARKET FUND        447,054**            --              --              --         445,289
GROWTH FUND                            137,427         175,423         177,378          (1,955)        312,558
INCOME EQUITY FUND                     135,837          90,530          96,218          (5,688)        227,314
MICHIGAN TAX-FREE FUND                  27,414             257             559            (302)         27,992
OHIO TAX-FREE FUND                      53,199             417             978            (561)         54,033
FIXED INCOME SECURITIES FUND           155,323          (5,601)            841          (6,442)        152,080
INTERMEDIATE GOVERNMENT INCOME FUND    102,953          (2,580)            263          (2,843)        101,621
MORTGAGE SECURITIES FUND                33,792            (788)             33            (821)         33,218
SHORT/INTERMEDIATE FIXED INCOME
 SECURITIES FUND                       113,950          (2,401)             73          (2,474)         113,341
------------------------------------------------------------------------------------------------------------------------------------

** AT AMORTIZED COST.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                   (CONTINUED)

                                                                     (CONTINUED)

CONCENTRATION OF CREDIT RISK

HUNTINGTON FLORIDA TAX-FREE MONEY FUND, HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND, HUNTINGTON MICHIGAN TAX-FREE FUND, AND HUNTINGTON OHIO TAX-FREE FUND, INVEST IN DEBT INSTRUMENTS OF MUNICIPAL ISSUERS. THE ISSUERS' ABILITIES TO MEET THEIR OBLIGATIONS MAY BE AFFECTED BY ECONOMIC DEVELOPMENTS IN A SPECIFIC STATE OR REGION.

THESE FUNDS INVEST IN SECURITIES WHICH INCLUDE REVENUE BONDS, TAX-EXEMPT COMMERCIAL PAPER, TAX AND REVENUE ANTICIPATION NOTES, AND GENERAL OBLIGATION BONDS. AT DECEMBER 31, 1999, THE PERCENTAGE OF PORTFOLIO INVESTMENTS BY EACH REVENUE SOURCE WAS AS FOLLOWS:

                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS                          2.8%
   HOSPITAL BONDS                                 13.2%
   HOUSING BONDS                                  19.3%
   INDUSTRIAL BONDS                               10.6%
   POLLUTION CONTROL BONDS                         0.9%
   RECREATIONAL BONDS                             21.0%
   UTILITY BONDS                                   1.6%
GENERAL OBLIGATIONS:                              10.4%
CASH EQUIVALENTS:                                 20.2%

                   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
REVENUE BONDS:
   HEALTH CARE BONDS                               4.5%
   HIGHER EDUCATION BONDS                         10.7%
   HOSPITAL BONDS                                 23.2%
   HOUSING BONDS                                   0.9%
   INCOME TAX BONDS                                1.4%
   INDUSTRIAL BONDS                               11.0%
   POLLUTION CONTROL BONDS                         4.9%
   UTILITY BONDS                                   8.6%
GENERAL OBLIGATIONS:                              29.5%
CASH EQUIVALENTS:                                  5.3%

                        HUNTINGTON MICHIGAN TAX-FREE FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS                         12.2%
   HOSPITAL BONDS                                 21.9%
   HOUSING BONDS                                   1.6%
   INDUSTRIAL BONDS                                5.8%
   UTILITY BONDS                                   5.1%
GENERAL OBLIGATIONS:                              53.2%
CASH EQUIVALENTS:                                  0.2%

                          HUNTINGTON OHIO TAX-FREE FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS                         15.3%
   HIGHWAY BONDS                                   1.4%
   HOSPITAL BONDS                                  9.1%
   INDUSTRIAL BONDS                                1.9%
   LEASE BONDS                                     0.6%
   UTILITY BONDS                                  11.0%
GENERAL OBLIGATIONS:                              60.7%

   STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999
(ALL NUMBERS IN THOUSANDS)

                                              HUNTINGTON                                            HUNTINGTON
                                                FLORIDA          HUNTINGTON        HUNTINGTON      U.S. TREASURY
                                               TAX-FREE             MONEY        OHIO MUNICIPAL       MONEY
                                                  MONEY            MARKET         MONEY MARKET        MARKET
                                                   FUND             FUND              FUND             FUND

INVESTMENT INCOME:
   DIVIDENDS.....................................       --              --               --              --
   INTEREST .....................................   $1,033         $49,517           $6,641         $22,840
   LESS: FOREIGN TAXES WITHHELD..................       --              --               --              --
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME.....................    1,033          49,517            6,641          22,840
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES......................      156           2,635              618             948
   ADMINISTRATION FEES...........................       44           1,342              288             663
   DISTRIBUTION FEES-- INVESTMENT SHARES.........       13             762              308             111
   TRANSFER AGENT FEES...........................       27             162               43              40
   CUSTODIAN FEES................................        8             249               54             127
   PROFESSIONAL FEES.............................        2             110               17              31
   PRINTING AND SHAREHOLDER REPORTS..............        4             132               23              51
   REGISTRATION AND FILING FEES..................        5              60               42              20
   TRUSTEES' FEES................................       --              15                3               7
   MISCELLANEOUS.................................        2              44                9              18
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES..............................      261           5,511            1,405           2,016
--------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF INVESTMENT ADVISORY FEES............      (94)             --             (103)             --
   WAIVER OF DISTRIBUTION FEES, INVESTMENT SHARES       (8)           (457)            (184)            (66)
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES.....................................      159           5,054            1,118           1,950
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME............................      874          44,463            5,523          20,890
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS
     SOLD........................................       (1)             --               --              (3)
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS...............       --              --               --              --
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
     INVESTMENTS.................................       (1)             --               --              (3)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...................   $  873         $44,463           $5,523         $20,887
================================================================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                                                                                                         HUNTINGTON
                                                                            HUNTINGTON      HUNTINGTON                       SHORT/
                                 HUNTINGTON    HUNTINGTON    HUNTINGTON       FIXED       INTERMEDIATE    HUNTINGTON    INTERMEDIATE
                    HUNTINGTON     INCOME       MICHIGAN        OHIO         INCOME        GOVERNMENT     MORTGAGE      FIXED INCOME
                      GROWTH       EQUITY       TAX-FREE      TAX-FREE      SECURITIES        INCOME      SECURITIES     SECURITIES
                       FUND         FUND          FUND          FUND          FUND            FUND         FUND             FUND
INVESTMENT INCOME:
   DIVIDENDS......   $ 3,276      $  6,861            --           --             --               --           --               --
   INTEREST.......     1,341         2,333        $1,685       $3,206        $10,595         $  6,619       $2,323          $ 7,522
   LESS: FOREIGN
     TAXES WITHHELD      (20)          (63)           --           --             --               --           --               --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT
      INCOME......     4,597         9,131         1,685        3,206         10,595            6,619        2,323            7,522
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY
      FEES........     1,969         1,453           159          305            789              533          178              593
   ADMINISTRATION FEES.. 461           341            45           85            221              150           62              164
   DISTRIBUTION FEES--
      INVESTMENT SHARES.. 41             5            22            4              4                6            5               --
   TRANSFER AGENT FEES... 92            47            18           44             50               41           59               13
   CUSTODIAN FEES........ 86            63             8           16             41               28            9               31
   PROFESSIONAL FEES..... 20            23             7            3              6               16            1                8
   PRINTING AND SHARE-
      HOLDER REPORTS..... 37            28             1            7             19               17            4               15
   REGISTRATION AND
      FILING FEES........ 33            31             1            8             30               40           13               30
   TRUSTEES' FEES........  5             4             1            1              2                1            1                2
   MISCELLANEOUS.........  5            11            15           31             14               11            9                8
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES... 2,749         2,006           277          504          1,176              843          341              864
------------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF INVESTMENT
      ADVISORY FEES...... --            --           (22)          --             --              (52)         (71)              --
   WAIVER OF DISTRIBUTION
      FEES, INVESTMENT
       SHARES............ --            --            --           --             --               --           (3)              --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES...........2,749         2,006           255          504          1,176              791          267              864
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..1,848         7,125         1,430        2,702          9,419            5,828        2,056            6,658
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN/
     (LOSS) ON INVEST-
      MENTS SOLD......39,334         1,638            (7)          36         (1,272)             205           (3)            (723)
   NET CHANGE IN
     UNREALIZED APPRE-
      CIATION/(DEPRE-
       CIATION) ON
        INVESTMENTS..    394       (25,323)       (1,611)      (3,294)       (14,472)          (7,187)      (1,675)          (4,723)
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND
     UNREALIZED GAIN/
      (LOSS) ON
       INVESTMENTS..  39,728       (23,685)       (1,618)      (3,258)       (15,744)          (6,982)      (1,678)          (5,446)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)
  IN NET ASSETS
   RESULTING FROM
    OPERATIONS.......$41,576      $(16,560)       $ (188)      $ (556)      $ (6,325)         $(1,154)      $  378          $ 1,212
===================================================================================================================================

                                                                              33

   STATEMENTS OF CHANGES IN NET ASSETS

(ALL NUMBERS IN THOUSANDS)

                                                                                                  HUNTINGTON

                                HUNTINGTON            HUNTINGTON             HUNTINGTON          U.S. TREASURY
                             FLORIDA TAX-FREE        MONEY MARKET          OHIO MUNICIPAL        MONEY MARKET
                                MONEY FUND               FUND             MONEY MARKET FUND          FUND
                                   YEAR             YEAR       YEAR        YEAR      YEAR        YEAR      YEAR
                                   ENDED            ENDED      ENDED       ENDED     ENDED       ENDED     ENDED
                                 DEC. 31,         DEC. 31,   DEC. 31,    DEC. 31,  DEC. 31,    DEC. 31,  DEC. 31,
                                   1999             1999       1998*       1999      1998        1999      1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME            $  874        $ 44,463    $ 37,721    $ 5,523  $    5,881  $   20,890  $  26,326
NET REALIZED GAIN (LOSS) ON
   INVESTMENT TRANSACTIONS           (1)             --          --         --          --          (3)        --
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                    --              --          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                873          44,463      37,721      5,523       5,881      20,887     26,326
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                  (726)        (30,427)    (26,860)    (2,274)     (2,560)    (18,968)   (23,572)
     INVESTMENT SHARES             (153)        (14,019)    (10,861)    (3,259)     (3,321)     (1,922)    (2,754)
FROM NET REALIZED GAIN
     ON INVESTMENTS:
     TRUST SHARES                    --              --          --         --          --          --        --
     INVESTMENT SHARES               --              --          --         --          --          --        --
IN EXCESS OF NET REALIZED GAIN ON INVESTMENTS:
     TRUST SHARES                    --              --          --         --          --         --         --
     INVESTMENT SHARES               --              --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS (879)        (44,446)    (37,721)    (5,533)     (5,881)    (20,890)   (26,326)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED
     FROM MERGER                     --              --     143,355         --          --          --         --
   PROCEEDS FROM SHARES ISSUED   70,627         866,033     836,084    113,764     134,841   1,337,264    950,040
   REINVESTMENT OF DISTRIBUTIONS     --              13          21         --          --          17         73
   COST OF SHARES REDEEMED      (45,329)       (933,543)   (703,021)  (125,561)   (104,903) (1,410,026)  (956,412)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS  25,298         (67,497)    276,439    (11,797)     29,938     (72,745)    (6,299)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SHARES:
   PROCEEDS FROM SHARES ISSUED
     FROM MERGER                     --              --      11,004         --          --          --         --
   PROCEEDS FROM SHARES ISSUED   33,914         591,216     437,013    246,202     252,320      83,616    209,121
   REINVESTMENT OF DISTRIBUTIONS     --           6,707       6,446        251         376         486        847
   COST OF SHARES REDEEMED      (14,344)       (534,217)   (322,423)  (258,120)   (202,297)    (97,892)  (213,148)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SHARES
   TRANSACTIONS                  19,570          63,706     132,040    (11,667)     50,399     (13,790)    (3,180)
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
    FUND SHARES TRANSACTIONS     44,868          (3,791)    408,479    (23,464)     80,337     (86,535)    (9,479)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS       44,862          (3,774)    408,479    (23,474)     80,337     (86,538)    (9,479)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                  --         972,914     564,435    235,901     155,564     531,827    541,306
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                  $44,862        $969,140    $972,914   $212,427   $ 235,901  $  445,289  $ 531,827
====================================================================================================================================
UNDISTRIBUTED/OVERDISTRIBUTED
 NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS
    AT END OF PERIOD            $    (5)       $    17     $     --   $    (10)  $      --  $       --  $      --
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED FROM MERGER         --              --     143,581         --          --          --         --
   SHARES ISSUED                 70,627         866,033     835,940    113,764     134,841   1,337,264    950,040
   REINVESTMENT OF DISTRIBUTIONS     --              13          22         --          --          17         73
   SHARES REDEEMED              (45,329)       (933,543)   (703,021)  (125,561)   (104,903) (1,410,026)  (956,412)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS  25,298         (67,497)    276,522    (11,797)     29,938     (72,745)    (6,299)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SHARES:
   SHARES ISSUED FROM MERGER         --              --      11,010         --          --          --         --
   SHARES ISSUED                 33,914         591,216     437,013    246,202     252,320      83,616    209,121
   REINVESTMENT OF DISTRIBUTIONS     --           6,707       6,446        251         376         486        847
   SHARES REDEEMED              (14,344)       (534,217)   (322,423)  (258,120)   (202,297)    (97,892)  (213,148)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SHARES
   TRANSACTIONS                  19,570          63,706     132,046    (11,667)     50,399     (13,790)    (3,180)
------------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
   TRANSACTIONS                  44,868          (3,791)    408,568    (23,464)     80,337     (86,535)    (9,479)
------------------------------------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)
*COMBINED DATA FROM FUND PRIOR TO AND AFTER REORGANIZATION REFERRED TO IN NOTE (1).


                            HUNTINGTON             HUNTINGTON             HUNTINGTON            HUNTINGTON          HUNTINGTON
                            GROWTH                 INCOME EQUITY            MICHIGAN            OHIO TAX-FREE       FIXED INCOME
                            FUND                       FUND              TAX-FREE FUND             FUND           SECURITIES FUND
                       YEAR        YEAR         YEAR         YEAR        YEAR       YEAR        YEAR      YEAR    YEAR      YEAR
                       ENDED       ENDED        ENDED        ENDED       ENDED      ENDED       ENDED     ENDED  ENDED     ENDED
                      DEC. 31,   DEC. 31,    DEC. 31,     DEC. 31,    DEC. 31,   DEC. 31,    DEC. 31,  DEC. 31  DEC. 31,   DEC. 31,
                       1999        1998*        1999         1998        1999       1998*       1999      1998    1999      1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS
  OPERATIONS--
NET INVESTMENT
INCOME             $   1,848   $   1,881    $ 7,125    $    6,573      $ 1,430  $     920   $   2,702  $  2,997 $   9,419 $   9,435
 NET REALIZED GAIN
 (LOSS)ON INVESTMENT
  TRANSACTIONS     $  39,334       8,243      1,638         4,307           (7)       145          36        68    (1,272)    2,181
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET
 UNREALIZED APPRE-
  CIATION (DEPRECIA-
   TION)
    OF INVESTMENTS       394      37,083    (25,323)       27,275       (1,611)        75      (3,294)      315   (14,472)    2,837
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS
    RESULTING FROM
     OPERATIONS       41,576      47,207    (16,560)       38,155         (188)     1,140        (556)    3,380    (6,325)   14,453
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 FROM NET INVESTMENT
  INCOME:
-     TRUST SHARES    (1,806)     (1,815)    (6,975)       (6,527)      (1,049)      (731)     (2,636)   (2,943)   (9,240)   (9,390)
      INVESTMENT
       SHARES            (54)        (47)       (49)          (20)        (373)      (253)        (61)      (65)      (82)      (89)
 FROM NET REALIZED
  GAIN ON INVESTMENTS:
      TRUST SHARES   (36,416)     (7,850)    (1,626)       (4,275)          --        (54)        (32)      (66)       --    (2,141)
      INVESTMENT
       SHARES         (1,993)       (393)       (12)          (31)          --        (20)         (1)       (2)       --       (20)
 IN EXCESS OF NET REALIZED GAIN ON INVESTMENTS:
      TRUST SHARES        --      (1,154)      (134)           --          (11)        --          --        --        --        --
      INVESTMENT
       SHARES             --         (58)        (1)           --           (3)        --          --        --        --        --
 -----------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET
     ASSETS FROM
      DISTRIBUTIONS
      TO SHAREHOLDERS(40,269)    (11,317)    (8,797)      (10,853)      (1,436)    (1,058)     (2,730)   (3,076)   (9,322)   11,640)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANS-
 ACTIONS--
TRUST SHARES:
    PROCEEDS FROM
     SHARES ISSUED
      FROM MERGER         --      64,133         --            --           --         --          --        --        --        --
    PROCEEDS FROM
     SHARES ISSUED    43,196      24,689     39,778        21,506        3,249      1,206       5,092     8,440    28,740    21,544
    REINVESTMENT
     OF DISTRI-
      BUTIONS         10,916       3,916      2,535         3,497           42         32         161       169     3,636     4,761
    COST OF SHARES
     REDEEMED        (82,687)    (33,300)   (40,562)      (17,765)      (5,298)    (4,740)    (12,470)  (10,084)  (34,537)  (14,012)
 -----------------------------------------------------------------------------------------------------------------------------------
 TOTAL TRUST
  SHARES TRANS-
   ACTIONS           (28,575)     59,438      1,751         7,238       (2,007)    (3,502)     (7,217)   (1,475)   (2,161)   12,293
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SHARES:
    PROCEEDS FROM
     SHARES ISSUED
      FROM MERGER         --       9,965         --            --           --         --          --        --        --        --
   PROCEEDS FROM
    SHARES ISSUED      2,057       1,549        783         1,508          781        114          67       352        66       265
   REINVESTMENT
    OF DISTRI-
     BUTIONS           2,014         493         59            49          301        217          42        48        64        84
   COST OF SHARES
    REDEEMED          (3,310)     (1,893)      (858)          (65)      (2,218)    (1,538)       (240)     (355)     (281)     (405)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT
  SHARES TRANS-
   ACTIONS               761      10,114        (16)        1,492       (1,136)    (1,207)       (131)       45      (151)      (56)
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET
    ASSETS FROM FUND                                                          -
     SHARES TRANS-
      ACTIONS        (27,814)     69,552      1,735         8,730       (3,143)    (4,709)     (7,348)   (1,430)   (2,312)   12,237
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN
 NET ASSETS          (26,507)    105,442    (23,622)       36,032      ( 4,767)    (4,627)    (10,634)   (1,126)  (17,959)   15,050
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
 BEGINNING OF
  PERIOD             339,065     233,623    250,936       214,904       32,759     37,386      64,667    65,793   170,039   154,989
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD     $312,558    $339,065   $227,314      $250,936      $27,992    $32,759    $ 54,033  $ 64,667  $152,080  $170,039
====================================================================================================================================
  OVERDISTRIBUTED
  NET INVESTMENT
  INCOME INCLUDED
  IN NET ASSETS
  AT END OF PERIOD  $     14    $     26   $    189      $     88      $     8    $    --    $      7  $      2  $     98  $      1
------------------------------------------------------------------------------------------------------------------------------------
 SHARES ISSUED
  AND REDEEMED--
 TRUST SHARES:                                                                              -
    SHARES ISSUED
     FROM MERGER          --       1,330         --            --           --         --          --        --        --        --
    SHARES ISSUED        847         521      1,004           555          303        109         237       388     1,399       995
    REINVESTMENT
     OF DISTRI-
      BUTIONS            229          82         65            89            4          3           7         8       176       219
    SHARES REDEEMED   (1,593)       (701)    (1,020)         (460)        (497)      (431)       (588)     (462)   (1,671)     (645)
 -----------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST
 SHARES TRANS-
  ACTIONS               (517)      1,232         49           184         (190)      (319)       (344)      (66)      (96)      569
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SHARES:
    SHARES ISSUED
     FROM MERGER          --         202         --            --           --         --          --        --        --        --
    SHARES ISSUED         40          33         19            39           72         10           3        16         3        12
    REINVEST-
     MENT OF DISTRI-
      BUTIONS             42          11          1             1           28         20           2         2         3         4
    SHARES REDEEMED      (65)        (40)       (21)           (2)        (209)      (140)        (12)      (16)      (13)      (18)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVEST-
  MENT SHARES
    TRANS-
     ACTIONS              17         206         (1)           38         (109)      (110)         (7)        2        (7)       (2)
------------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE IN
  FUND SHARE
   TRANSACTIONS         (500)      1,438         48           222         (299)      (429)       (351)      (64)     (103)      567
------------------------------------------------------------------------------------------------------------------------------------

    STATEMENTS OF CHANGES IN NET ASSETS
(ALL NUMBERS IN THOUSANDS)

                                         HUNTINGTON                                           HUNTINGTON SHORT/
                                         INTERMEDIATE                HUNTINGTON              -   INTERMEDIATE
                                          GOVERNMENT             MORTGAGE SECURITIES             FIXED INCOME
                                          INCOME FUND                   FUND                 -  SECURITIES FUND
                                      YEAR          YEAR         YEAR          YEAR            YEAR         YEAR
                                      ENDED         ENDED        ENDED         ENDED           ENDED        ENDED
                                   DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,       DEC. 31,     DEC. 31,
                                     1999          1998*        1999          1998            1999         1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME           $   5,828      $   3,713      $ 2,056      $  2,324        $ 6,658      $  7,338
NET REALIZED GAIN (LOSS) ON
   INVESTMENT TRANSACTIONS            205             (7)          (3)           19           (723)        1,670
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
    OF INVESTMENTS                 (7,187)         2,433       (1,675)           35        ( 4,723)          (88)
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                (1,154)         6,139          378         2,378          1,212         8,920
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                  (5,682)        (3,854)      (2,012)       (2,266)        (6,584)       (7,352)
     INVESTMENT SHARES               (123)          (102)         (59)          (63)            --            --
FROM NET REALIZED GAIN
 ON INVESTMENTS:
     TRUST SHARES                      --             --           --            --             --          (956)
     INVESTMENT SHARES                 --             --           --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
        DISTRIBUTIONS TO SHARE-
         HOLDERS                   (5,805)        (3,956)      (2,071)       (2,329)       ( 6,584)       (8,308)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED
     FROM MERGER                       --             --           --            --             --            --
   PROCEEDS FROM SHARES ISSUED     22,116         12,297        5,578         2,881        2 0,415         9,438
   REINVESTMENT OF DISTRIBUTIONS      694            558          174           180          2,790         3,814
   COST OF SHARES REDEEMED        (25,704)       (22,036)      (6,908)       (5,175)      (3 2,207)      (12,994)
-------------------------------------------------------------------------------------------- ---------------------------------------
TOTAL TRUST SHARES TRANSACTIONS    (2,894)        (9,181)      (1,156)       (2,114)        (9,002)          258
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SHARES:
   PROCEEDS FROM SHARES ISSUED
     FROM MERGER                       --             --           --            --             --            --
   PROCEEDS FROM SHARES ISSUED         43             11          151            53             --            --
   REINVESTMENT OF DISTRIBUTIONS       95             82           45            45             --            --
   COST OF SHARES REDEEMED         (1,009)          (284)        (188)         (113)            --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SHARES TRANSACTIONS (871)          (191)           8           (15)            --            --
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS           (3,765)        (9,372)      (1,148)       (2,129)        (9,002)          258
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS        (10,724)        (7,189)      (2,841)       (2,080)      (1 4,374)          870
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD               112,345        119,534       36,059        38,139        127,715       126,845
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                   $101,621       $112,345      $33,218       $36,059       $113,341      $127,715
====================================================================================================================================
UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS
   AT END OF PERIOD              $     53       $     30      $     6       $    21       $     74      $     --
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED FROM MERGER           --             --           --            --             --            --
   SHARES ISSUED                    2,208          1,186          689           348          1,042           468
   REINVESTMENT OF DISTRIBUTIONS       69             54           22            22            142           189
   SHARES REDEEMED                 (2,566)        (2,121)        (859)         (627)        (1,637)         (643)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS      (289)          (881)        (148)         (257)          (453)           14
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SHARES:
   SHARES ISSUED FROM MERGER           --             --           --            --             --            --
   SHARES ISSUED                        4              1           19             7             --            --
   REINVESTMENT OF DISTRIBUTIONS        9              8            2             5             --            --
   SHARES REDEEMED                    (99)           (27)         (20)          (14)            --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SHARES
TRANSACTIONS                          (86)           (18)           1            (2)            --            --
------------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
   TRANSACTIONS                      (375)          (899)        (147)         (259)          (453)           14
------------------------------------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)
*COMBINED DATA FROM FUND PRIOR TO AND AFTER REORGANIZATION REFERRED TO IN NOTE (1).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

   FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                DISTRIBUTIONS TO
                                           NET ASSET                               SHAREHOLDERS       NET ASSET
                                             VALUE,                  NET              FROM NET          VALUE,
YEAR ENDED                                  BEGINNING            INVESTMENT          INVESTMENT         END OF
DECEMBER 31,                                OF PERIOD              INCOME              INCOME           PERIOD
----------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
1999                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON MONEY MARKET FUND
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
1995                                          $1.00                 0.04               (0.04)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
INVESTMENT SHARES
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
1999                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON MONEY MARKET FUND
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
1995                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
1995                                          $1.00                 0.05               (0.05)              $1.00
----------------------------------------------------------------------------------------------------------------


(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)


                                            RATIO TO AVERAGE NET ASSETS
                              ---------------------------------------------------------
                                                                         EXPENSE WAIVER             NET ASSETS,
          TOTAL                                        NET                 REDUCTION/                 END OF
         RETURN                 GROSS              INVESTMENT             REIMBURSEMENT               PERIOD
           (A)                EXPENSES               INCOME                    (B)                 (000 OMITTED)
-----------------------------------------------------------------------------------------------------------------
            2.78%                 0.49%                  2.78%                  0.30%               $ 25,295

            4.77%                 0.49%                  4.67%                    --                $633,055
            5.13%                 0.50%                  4.99%                    --                $700,540
            5.17%                 0.51%                  5.06%                    --                $424,050
            5.01%                 0.53%                  4.90%                    --                $337,962
            5.58%                 0.53%                  5.44%                  0.03%               $296,764

            2.79%                 0.48%                  2.74%                  0.05%               $ 90,804
            3.07%                 0.47%                  3.03%                  0.05%               $102,606
            3.27%                 0.45%                  3.23%                  0.07%               $ 72,667
            3.14%                 0.42%                  3.10%                  0.12%               $ 56,654
            3.57%                 0.42%                  3.52%                  0.20%               $ 56,551

            4.53%                 0.40%                  4.42%                    --                $404,501
            4.95%                 0.40%                  4.84%                    --                $447,305
            5.06%                 0.42%                  4.95%                    --                $483,548
            4.98%                 0.42%                  4.87%                    --                $474,593
            5.53%                 0.43%                  5.40%                  0.01%               $277,142


            2.74%                 0.57%                  2.70%                  0.43%               $ 19,567

            4.67%                 0.60%                  4.57%                  0.15%               $336,085
            5.03%                 0.60%                  4.89%                  0.15%               $272,374
            5.07%                 0.61%                  4.96%                  0.15%               $140,385
            4.90%                 0.63%                  4.80%                    --                $ 97,557
            5.48%                 0.63%                  5.30%                  0.03%               $ 91,288

            2.69%                 0.59%                  2.64%                  0.20%               $121,623
            2.97%                 0.57%                  2.93%                  0.20%               $133,295
            3.17%                 0.55%                  3.13%                  0.22%               $ 82,897
            3.04%                 0.52%                  3.00%                  0.12%               $ 74,102
            3.47%                 0.52%                  3.42%                  0.20%               $ 55,469

            4.42%                 0.49%                  4.34%                  0.15%               $ 40,788
            4.85%                 0.50%                  4.74%                  0.15%               $ 54,522
            4.95%                 0.52%                  4.85%                  0.15%               $ 57,758
            4.87%                 0.52%                  4.77%                  0.15%               $ 47,884
            5.43%                 0.53%                  5.28%                  0.18%               $ 38,973
------------------------------------------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS

EQUITY FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               DISTRIBUTIONS TO
                                      NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
               NET ASSET                   AND                  SHAREHOLDERS       FROM NET         IN EXCESS
                VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN       OF NET
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,   OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS        INCOME
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON GROWTH FUND
1999          $49.78         0.30           6.16         6.46        (0.30)           (6.42)            --
1998          $43.48         0.29           7.69         7.98        (0.29)           (1.21)         (0.18)
1997          $33.97         0.29          11.63        11.92        (0.29)           (2.12)            --
1996          $30.81         0.40           4.72         5.12        (0.40)           (1.56)            --
1995          $26.30         0.43           7.62         8.05        (0.43)           (3.11)            --
HUNTINGTON INCOME EQUITY FUND
1999          $40.85         1.16          (3.87)       (2.71)       (1.14)           (0.27)         (0.02)
1998          $36.30         1.09           5.26         6.35        (1.09)           (0.71)            --
1997          $30.26         1.03           6.70         7.73        (1.04)           (0.65)            --
1996          $27.25         1.00           3.51         4.51        (1.00)           (0.50)            --
1995          $21.93         0.94           5.34         6.28        (0.96)              --             --
INVESTMENT SHARES
HUNTINGTON GROWTH FUND
1999          $49.76         0.18           6.12         6.30        (0.17)           (6.42)            --
1998          $43.46         0.19           7.67         7.86        (0.17)           (1.21)         (0.18)
1997          $33.96         0.19          11.63        11.82        (0.20)           (2.12)            --
1996          $30.81         0.31           4.73         5.04        (0.33)           (1.56)            --
1995          $26.31         0.35           7.61         7.96        (0.35)           (3.11)            --
HUNTINGTON INCOME EQUITY FUND
1999          $40.86         1.03          (3.85)       (2.82)       (1.03)           (0.27)         (0.02)
1998          $36.29         0.98           5.29         6.27        (0.99)           (0.71)            --
1997(A)       $31.20         0.65           5.72         6.37        (0.63)           (0.65)            --
------------------------------------------------------------------------------------------------------------------------------------

(A) REFLECTS OPERATIONS FOR THE PERIOD FROM MAY 1, 1997 (EFFECTIVE DATE OF
INVESTMENT SHARES) TO DECEMBER 31, 1997.
(B) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD, IF APPLICABLE.
(C) COMPUTED ON ANNUALIZED BASIS.
(D) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(E) NOT ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)
40


                                                 RATIO TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,         TOTAL                         NET       REDUCTION/       END OF        PORTFOLIO
    TOTAL        END OF        RETURN         GROSS       INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD          (B)        EXPENSES        INCOME          (D)       (000 OMITTED)      RATE

------------------------------------------------------------------------------------------------------------------------------------


     (6.72)        $49.52        13.59%         0.82%         0.57%       --           $295,268            10%
     (1.68)        $49.78        18.55%         0.79%         0.62%       --           $322,564            11%
     (2.40)        $43.48        35.37%         0.80%         0.73%       --           $228,138            12%
     (1.96)        $33.97        16.72%         0.83%         1.20%       --           $175,764            21%
     (3.54)        $30.81        30.75%         0.86%         1.34%     0.05%          $143,421            37%

     (1.43)        $36.71        (6.75)%        0.82%         2.93%       --           $225,647            20%
     (1.80)        $40.85        17.79%         0.81%         2.83%       --           $249.051            13%
     (1.69)        $36.30        25.99%         0.81%         3.08%       --           $214,625            24%
     (1.50)        $30.26        16.88%         0.82%         3.50%       --           $172,767            25%
     (0.96)        $27.25        29.26%         0.82%         3.85%       --           $141,892            17%


     (6.59)        $49.47        13.25%         1.07%         0.33%       --           $ 17,290            10%
     (1.56)        $49.76        18.25%         1.04%         0.37%       --           $ 16,501            11%
     (2.31)        $43.46        35.04%         1.05%         0.48%       --           $  5,485            12%
     (1.89)        $33.96        16.43%         1.08%         0.93%       --           $  4,285            21%
     (3.46)        $30.81        30.40%         1.11%         1.08%     0.05%          $  3,777            37%

     (1.32)        $36.72        (7.00)%        1.07%         2.68%       --           $  1,667            20%
     (1.70)        $40.86        17.56%         1.06%         2.58%       --           $  1,885            13%
     (1.28)        $36.29        16.09%(e)      1.08%(c)      2.76%(c)    --           $    279            24%
------------------------------------------------------------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS

FIXED INCOME FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               DISTRIBUTIONS TO   DISTRIBUTIONS
                                      NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS       IN EXCESS
               NET ASSET                   AND                  SHAREHOLDERS       FROM NET          OF NET
                VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN     INVESTMENT
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT       INCOME
DECEMBER 31,   OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS          (B)
---------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON OHIO TAX-FREE FUND
1999          $21.83         0.95          (1.15)       (0.20)       (0.94)           (0.01)            --
1998          $21.74         0.98           0.11         1.09        (0.98)           (0.02)            --
1997          $21.49         1.01           0.27         1.28        (1.02)           (0.01)            --
1996          $21.77         1.01          (0.28)        0.73        (1.01)              --             --
1995          $20.50         1.01           1.27         2.28        (1.01)              --             --
HUNTINGTON FIXED INCOME SECURITIES FUND
1999          $21.78         1.23          (2.05)       (0.82)       (1.22)              --             --
1998          $21.41         1.26           0.65         1.91        (1.26)           (0.28)            --
1997          $20.94         1.31           0.47         1.78        (1.31)              --             --
1996          $21.78         1.34          (0.83)        0.51        (1.35)              --             --
1995          $19.69         1.34           2.09         3.43        (1.34)              --             --
HUNTINGTON MORTGAGE SECURITIES FUND
1999          $ 8.25         0.47          (0.39)        0.08        (0.47)              --             --
1998(A)       $ 8.24         0.50           0.01         0.51        (0.50)              --             --
1997(E)       $ 8.06         0.52           0.16         0.68        (0.50)              --             --
1996(E)       $ 8.09         0.55          (0.04)        0.51        (0.54)              --             --
1995(E)       $ 6.69         0.55           1.46         2.01        (0.55)              --          (0.06)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1999          $20.13         1.10          (0.90)        0.20        (1.09)              --             --
1998          $20.04         1.15           0.24         1.39        (1.15)           (0.15)            --
1997          $19.96         1.19           0.08         1.27        (1.19)              --             --
1996          $20.35         1.17          (0.37)        0.80        (1.19)              --             --
1995          $19.14         1.18           1.21         2.39        (1.18)              --             --
INVESTMENT SHARES
HUNTINGTON OHIO TAX-FREE FUND
1999          $21.82         0.87          (1.12)       (0.25)       (0.89)           (0.01)            --
1998          $21.73         0.93           0.11         1.04        (0.93)           (0.02)            --
1997          $21.48         0.98           0.25         1.23        (0.97)           (0.01)            --
1996          $21.77         0.96          (0.29)        0.67        (0.96)              --             --
1995          $20.50         0.96           1.27         2.23        (0.96)              --             --
HUNTINGTON FIXED INCOME SECURITIES FUND
1999          $21.78         1.08          (1.95)       (0.87)       (1.17)              --             --
1998          $21.41         1.20           0.66         1.86        (1.21)           (0.28)            --
1997          $20.95         1.25           0.47         1.72        (1.26)              --             --
1996          $21.78         1.29          (0.83)        0.46        (1.29)              --             --
1995          $19.70         1.29           2.09         3.38        (1.30)              --             --
HUNTINGTON MORTGAGE SECURITIES FUND
1999          $ 8.27         0.45          (0.38)        0.07        (0.45)              --             --
1998(A)       $ 8.26         0.48           0.01         0.49        (0.48)              --             --
1997(E)       $ 8.08         0.50           0.17         0.67        (0.49)              --             --
1996(E)       $ 8.12         0.53          (0.04)        0.49        (0.53)              --             --
1995(E)       $ 6.70         0.55           1.46         2.01        (0.55)              --          (0.04)
----------------------------------------------------------------------------------------------------------------------


(A) EFFECTIVE APRIL 24, 1998, PIPER CAPITAL MANAGEMENT, INC. CEASED TO SERVE AS THE SUBADVISER FOR MORTGAGE SECURITIES FUND.
(B) DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME WERE THE RESULT OF CERTAIN BOOK AND TAX TIMING DIFFERENCES.THESE DIFFERENCES
    DID NOT REPRESENT A RETURN OF CAPITAL FOR FEDERAL INCOME TAX PURPOSES.
(C) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(D) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(E) PER SHARE INFORMATION PRESENTED IS BASED UPON THE MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DUE TO LARGE FLUCTUATIONS IN THE
    NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)



                                                 RATIO TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,         TOTAL                         NET       REDUCTION/       END OF        PORTFOLIO
    TOTAL        END OF        RETURN         GROSS       INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD          (C)        EXPENSES        INCOME          (D)       (000 OMITTED)      RATE
-----------------------------------------------------------------------------------------------------------------
     (0.95)         $20.68       (0.92)%       0.82%          4.44%         --         $ 52,723           11%
     (1.00)         $21.83        5.16%        0.73%          4.50%         --         $ 63,148            9%
     (1.03)         $21.74        6.11%        0.72%          4.72%         --         $ 64,325           14%
     (1.01)         $21.49        3.48%        0.76%          3.48%         --         $ 64,799            6%
     (1.01)         $21.77       11.35%        0.78%          4.74%       0.08%        $ 59,869           13%

     (1.22)         $19.74       (3.84)%       0.74%          5.99%         --         $150,787           44%
     (1.54)         $21.78        9.18%        0.70%          5.78%         --         $168,453           47%
     (1.31)         $21.41        8.83%        0.70%          6.26%         --         $153,374          116%
     (1.35)         $20.94        2.56%        0.74%          6.39%         --         $144,038           16%
     (1.34)         $21.78       17.95%        0.77%          6.41%       0.05%        $141,423           20%

     (0.47)         $ 7.86        1.01%        0.95%          5.81%       0.20%        $ 32,193           20%
     (0.50)         $ 8.25        6.41%        0.63%          6.09%       0.20%        $ 34,991           17%
     (0.50)         $ 8.24        8.77%        0.66%          6.39%       0.20%        $ 37,057           63%
     (0.54)         $ 8.06        6.56%        0.67%          6.86%       0.29%        $ 39,566           90%
     (0.61)         $ 8.09       31.10%        0.49%          7.29%       0.63%        $ 52,667          194%

     (1.09)         $19.24        1.05%        0.73%          5.60%         --         $113,341           92%
     (1.30)         $20.13        7.13%        0.71%          5.68%         --         $127,715           61%
     (1.19)         $20.04        6.56%        0.71%          5.94%         --         $126,845          160%
     (1.19)         $19.96        4.08%        0.72%          5.83%         --         $125,514           39%
     (1.18)         $20.35       12.81%        0.74%          5.93%         --         $133,951           40%


     (0.90)         $20.67       (1.17)%       1.07%          4.44%         --         $  1,310           11%
     (0.95)         $21.82        4.90%        0.98%          4.25%         --         $  1,519            9%
     (0.98)         $21.73        5.88%        0.97%          4.47%         --         $  1,468           14%
     (0.96)         $21.48        3.20%        1.01%          3.24%         --         $  1,900            6%
     (0.96)         $21.77       11.10%        1.03%          4.49%       0.08%        $  2,163           13%

     (1.17)         $19.74       (4.07)%       1.06%          5.65%         --         $  1,293           44%
     (1.49)         $21.78        8.93%        0.95%          5.53%         --         $  1,586           47%
     (1.26)         $21.41        8.54%        0.95%          6.01%         --         $  1,615          116%
     (1.29)         $20.95        2.32%        0.99%          6.12%         --         $  1,851           16%
     (1.30)         $21.78       17.63%        1.02%          6.17%       0.05%        $  2,176           20%

     (0.45)         $ 7.89        0.88%        1.45%          5.54%       0.45%        $  1,025           20%
     (0.48)         $ 8.27        6.09%        0.88%          5.84%       0.45%        $  1,068           17%
     (0.49)         $ 8.26        8.54%        0.91%          6.16%       0.45%        $  1,082           63%
     (0.53)         $ 8.08        6.25%        0.92%          6.57%       0.53%        $  1,666           90%
     (0.59)         $ 8.12       31.13%        0.76%          7.40        0.73%        $  2,008          194%
------------------------------------------------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                              DISTRIBUTIONS TO
                                           NET REALIZED                   DISTRIBUTIONS TO      SHAREHOLDERS
                NET ASSET                       AND                         SHAREHOLDERS          FROM NET
PERIOD           VALUE,          NET        UNREALIZED      TOTAL FROM        FROM NET          REALIZED GAIN
ENDED           BEGINNING    INVESTMENT     GAIN/(LOSS)     INVESTMENT       INVESTMENT         ON INVESTMENT
(A)             OF PERIOD      INCOME       INVESTMENTS     OPERATIONS         INCOME           TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MICHIGAN TAX-FREE FUND
1999                $10.99          0.49          (0.55)           (0.06)           (0.49)             --
1998(B)             $10.97          0.29           0.06             0.35            (0.31)          (0.02)
1998(C)             $10.89          0.25           0.06             0.31            (0.23)             --
1997(D)             $10.79          0.50           0.10             0.60            (0.50)             --
1996(D)             $10.79          0.50             --             0.50            (0.50)             --
1995(D)             $ 9.97          0.49           0.82             1.31            (0.49)             --
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
1999                $10.42          0.55          (0.66)           (0.11)           (0.55)             --
1998(B)             $10.23          0.33           0.21             0.54            (0.35)             --
1998(C)             $10.16          0.29           0.04             0.33            (0.26)             --
1997(D)             $10.13          0.59           0.02             0.61            (0.58)             --
1996(D)             $10.24          0.59          (0.10)            0.49            (0.60)             --
1995(D)             $ 9.66          0.61           0.58             1.19            (0.61)             --
INVESTMENT SHARES

HUNTINGTON MICHIGAN TAX-FREE FUND

1999                $10.99          0.46          (0.55)           (0.09)           (0.46)             --
1998(B)             $10.97          0.28           0.06             0.34            (0.30)          (0.02)
1998(C)             $10.89          0.24           0.06             0.30            (0.22)             --
1997(D)             $10.79          0.47           0.10             0.57            (0.47)             --
1996(D)             $10.79          0.48             --             0.48            (0.48)             --
1995(D)             $ 9.97          0.49           0.82             1.31            (0.49)             --
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
1999                $10.42          0.54          (0.68)           (0.14)           (0.52)             --
1998(B)             $10.24          0.31           0.20             0.51            (0.33)             --
1998(C)             $10.16          0.28           0.05             0.33            (0.25)             --
1997(D)             $10.13          0.57           0.02             0.59            (0.56)             --
1996(D)             $10.24          0.57          (0.10)            0.47            (0.58)             --
1995(D)             $ 9.66          0.61           0.58             1.19            (0.61)             --
----------------------------------------------------------------------------------------------------------------


(A) FINANCIAL HIGHLIGHTS REFLECT COMBINED DATA FROM FUND PRIOR TO AND AFTER REORGANIZATION FOR THE SURVIVING ACCOUNTING ENTITY.
    THE FISCAL YEAR END OF HUNTINGTON MICHIGAN TAX-FREE AND HUNTINGTON INTERMEDIATE GOVERNMENT FUND WAS CHANGED FROM
    NOVEMBER 30 TO MAY 31, AND SUBSEQUENTLY TO DECEMBER 31 TO COINCIDE WITH THE OTHER HUNTINGTON FUNDS.
(B) SEVEN MONTHS ENDED DECEMBER 31.
(C) SIX MONTHS ENDED MAY 31.
(D) YEAR ENDED NOVEMBER 30.
(E) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD, IF APPLICABLE.
(F) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(G) EXPENSE RATIOS REFLECT THE OPERATING EXPENSES IN EFFECT DURING THE PERIOD PRIOR TO AND SUBSEQUENT TO THE REORGANIZATION.
(H) COMPUTED ON AN ANNUALIZED BASIS.
(I) NOT ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)


                                                 RATIO TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,         TOTAL                         NET       REDUCTION/       END OF        PORTFOLIO
      TOTAL      END OF        RETURN                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD          (E)        EXPENSES        INCOME          (F)       (000 OMITTED)      RATE
------------------------------------------------------------------------------------------------------------------


     (0.49)         $10.44       (0.54)%       0.74%          4.57%          0.07%     $ 20,809            6%
     (0.33)         $10.99        3.31%(I)     0.67%(H)       4.57%(H)       0.07%(H)  $ 23,995            7%
     (0.23)         $10.97        2.86%(I)     0.75%(G)(H)    4.55%(H)       0.14%(H)  $ 27,440            2%
     (0.50)         $10.89        5.73%        0.73%          4.66%          0.27%     $ 24,954            7%
     (0.50)         $10.79        4.78%        0.68%          4.72%          0.37%     $ 23,082           16%
     (0.49)         $10.79       13.21%        0.70%          4.62%          0.48%     $ 20,700           35%

     (0.55)         $ 9.76       (1.09)%       0.73%          5.45%          0.05%     $ 99,566           14%
     (0.35)         $10.42        5.34%(I)     0.69%(H)       5.38%(H)       0.05%(H)  $109,261            7%
     (0.26)         $10.23        3.33%(I)     0.76%(G)(H)    5.67%(H)       0.02%(H)  $116,317           14%
     (0.58)         $10.16        6.27%        0.79%          5.91%            --      $115,064           28%
     (0.60)         $10.13        4.97%        0.79%          5.89%            --      $108,047           16%
     (0.61)         $10.24       12.64%        0.78%          6.09%            --      $114,646           27%

     (0.46)         $10.44       (0.77)%       0.98%          4.33%          0.07%     $  7,183            6%
     (0.32)         $10.99        3.14%(I)     0.92%(H)       4.32%(H)       0.07%(H)  $  8,764            7%
     (0.22)         $10.97        2.75%(I)     1.00%(G)(H)    4.30%(H)       0.21%(H)  $  9,946            2%
     (0.47)         $10.89        5.47%        0.98%          4.41%          0.37%     $  9,426            7%
     (0.48)         $10.79        4.61%        0.84%          4.55%          0.56%     $  9,050           16%
     (0.49)         $10.79       13.21%        0.70%          4.62%          0.48%     $ 12,619           35%

     (0.52)         $ 9.76       (1.33)%       0.74%          5.46%          0.04%     $  2,055           14%
     (0.33)         $10.42        5.06%(I)     0.94%(H)       5.13%(H)       0.05%(H)  $  3,084            7%
     (0.25)         $10.24        3.31%(I)     1.01%(G)(H)    5.42%(H)       0.09%(H)  $  3,217           14%
     (0.56)         $10.16        5.99%        1.04%          5.66%          0.10%     $  3,518           28%
     (0.58)         $10.13        4.80%        0.95%          5.73%          0.19%     $  5,230           16%
     (0.61)         $10.24       12.64%        0.78%          6.09%            --      $  7,610           27%
------------------------------------------------------------------------------------------------------------------

   COMBINED NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999

(1) ORGANIZATION
THE HUNTINGTON FUNDS, FORMERLY KNOWN AS THE MONITOR FUNDS, (THE "TRUST") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "ACT"), AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AS OF DECEMBER 31, 1999, THE TRUST CONSISTED OF EIGHT DIVERSIFIED AND FOUR NON-DIVERSIFIED PORTFOLIOS (INDIVIDUALLY REFERRED TO AS A "FUND", OR COLLECTIVELY AS THE "FUNDS") AS FOLLOWS:

   HUNTINGTON FLORIDA TAX-FREE MONEY FUND++
     ("FLORIDA TAX-FREE MONEY")*
   HUNTINGTON MONEY MARKET FUND ("MONEY MARKET")
   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
     ("OHIO MUNICIPAL MONEY MARKET")*
   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
      ("U.S. TREASURY MONEY MARKET")
   HUNTINGTON GROWTH FUND ("GROWTH")
   HUNTINGTON INCOME EQUITY FUND ("INCOME EQUITY")
   HUNTINGTON MICHIGAN TAX-FREE FUND ("MICHIGAN TAX-FREE")*+ HUNTINGTON OHIO TAX-FREE FUND ("OHIO TAX-FREE")*
   HUNTINGTON FIXED INCOME SECURITIES FUND ("FIXED INCOME") HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
     ("INTERMEDIATE GOVERNMENT INCOME")+
   HUNTINGTON MORTGAGE SECURITIES FUND ("MORTGAGE SECURITIES") HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
     ("SHORT/INTERMEDIATE FIXED INCOME")

   *NON-DIVERSIFIED PORTFOLIO

THE FUNDS EACH OFFER TWO CLASSES OF SHARES ("TRUST SHARES" AND "INVESTMENT SHARES") EXCEPT FOR SHORT/INTERMEDIATE FIXED INCOME WHICH ONLY OFFERS TRUST SHARES. INVESTMENT SHARES ARE IDENTICAL IN ALL RESPECTS TO TRUST SHARES, EXCEPT THAT INVESTMENT SHARES ARE SOLD PURSUANT TO A DISTRIBUTION PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE ACT AND ARE SUBJECT TO A SALES CHARGE. TRUST SHARES ARE ONLY OFFERED TO FIDUCIARY, ADVISORY, AGENCY AND OTHER SIMILAR CLIENTS OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR CORRESPONDENT BANKS. THE OBJECTIVES OF THE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUSES.

THE ASSETS OF EACH FUND ARE SEGREGATED, AND A SHAREHOLDER'S INTEREST IS LIMITED TO THE FUND AND TO THE CLASS IN WHICH SHARES ARE HELD.

+FMB MICHIGAN TAX-FREE BOND FUND AND FMB INTERMEDIATE GOVERNMENT INCOME FUND WERE REORGANIZED INTO MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME, RESPECTIVELY, IN 1998. BECAUSE THE TWO FMB FUNDS WERE TREATED AS ACCOUNTING SURVIVORS IN THE REORGANIZATION, HISTORICAL INFORMATION RELATING TO THESE FUNDS IS INCLUDED HEREIN WITH INFORMATION FOR MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME.

++ EFFECTIVE OCTOBER 29, 1999, WESTERN-SOUTHERN ENTERPRISE
ACQUIRED COUNTRYWIDE CREDIT INDUSTRIES, INC., THE PARENT COMPANY OF COUNTRYWIDE INVESTMENTS, INC., THE SUBADVISER TO FLORIDA TAX-FREE MONEY. PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE INITIAL SUBADVISORY AGREEMENT WITH COUNTRYWIDE INVESTMENTS WAS TERMINATED AUTOMATICALLY UPON THE ACQUISITION. ON OCTOBER 27, 1999, THE SHAREHOLDERS OF FLORIDA TAX-FREE MONEY APPROVED A NEW SUBADVISORY AGREEMENT WITH COUNTRYWIDE INVESTMENTS WITH SUBSTANTIALLY THE SAME TERMS.

(2) SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
CONSISTENTLY FOLLOWED BY EACH FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THESE POLICIES ARE IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP"). THE PREPARATION OF FINANCIAL STATEMENTS IN ACCORDANCE WITH GAAP REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS AND DISCLOSURES IN THE STATEMENTS. THE ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

A. INVESTMENT VALUATIONS
SECURITIES OF THE MONEY MARKET FUNDS (MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, U.S. TREASURY MONEY MARKET AND FLORIDA TAX-FREE MONEY) ARE VALUED USING AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. THE TRUST'S USE OF THE AMORTIZED COST METHOD TO VALUE THE MONEY MARKET FUNDS' PORTFOLIO SECURITIES IS CONDITIONED ON THEIR COMPLIANCE WITH RULE 2A-7 UNDER THE ACT.

EACH OF THE EQUITY FUNDS VALUES ITS SECURITIES IN CALCULATING NET ASSET VALUE AS FOLLOWS. SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR QUOTED ON THE NASDAQ NATIONAL MARKET SYSTEM ARE VALUED AT THEIR LAST-REPORTED SALE PRICE ON THE PRINCIPAL EXCHANGE OR REPORTED BY NASDAQ OR, IF THERE IS NO REPORTED SALE, AND IN THE CASE OF OVER-THE-COUNTER SECURITIES NOT INCLUDED IN THE NASDAQ NATIONAL MARKET SYSTEM, AT A BID PRICE ESTIMATED BY A PRICING SERVICE USING METHODOLOGIES APPROVED AND AUTHORIZED BY THE BOARD OF TRUSTEES (AN "AUTHORIZED PRICING SERVICE"). FOR THE INCOME FUNDS, SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET ARE VALUED AT THEIR LAST-REPORTED SALE PRICE, OR, IF THERE IS NO REPORTED SALE, AT A BID PRICE ESTIMATED BY AN AUTHORIZED PRICING SERVICE. FOR OTHER DEBT SECURITIES, INCLUDING ZERO-COUPON SECURITIES, AND FOREIGN SECURITIES, AN AUTHORIZED PRICING SERVICE IS USED.

U.S. GOVERNMENT SECURITIES HELD BY THE MORTGAGE SECURITIES FUND ARE VALUED AT THE MEAN BETWEEN THE OVER-THE-COUNTER BID AND ASKED PRICES AS FURNISHED BY AN AUTHORIZED PRICING SERVICE.

SHORT-TERM INVESTMENTS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE MAY BE VALUED AT AMORTIZED COST. INVESTMENTS IN OTHER OPEN-END INVESTMENT COMPANIES ARE VALUED AT NET ASSET VALUE.

FOR SECURITIES WHICH CANNOT BE PRICED BY AN AUTHORIZED PRICING SERVICE, THE BOARD OF TRUSTEES HAS AUTHORIZED THE TRUST'S RECORDKEEPER TO SEEK A GOOD FAITH FAIR VALUE DETERMINATION FROM A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY. IN CERTAIN CIRCUMSTANCES, IN ACCORDANCE WITH THE TRUST'S SECURITY VALUATION POLICY, THE RECORDKEEPER MAY SEEK A GOOD FAITH FAIR VALUE DETERMINATION WHERE AN AUTHORIZED PRICING SERVICE HAS PROVIDED A PRICE. THE TRUST'S SECURITY VALUATION POLICY HAS ALSO ESTABLISHED A PRICING COMMITTEE WHICH WILL PRICE A SECURITY IN THE EVENT THAT NO PRICE CAN BE OBTAINED FROM AN AUTHORIZED PRICING SERVICE, A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY.

B. REPURCHASE AGREEMENTS
IT IS THE POLICY OF THE FUNDS TO REQUIRE THE CUSTODIAN BANK TO TAKE POSSESSION, TO HAVE LEGALLY SEGREGATED IN THE FEDERAL RESERVE BOOK ENTRY SYSTEM, OR TO HAVE SEGREGATED WITHIN THE CUSTODIAN BANK'S VAULT, ALL SECURITIES HELD AS COLLATERAL UNDER REPURCHASE AGREEMENT TRANSACTIONS. ADDITIONALLY, IT'S THE POLICY OF THE TRUST TO MONITOR, ON A DAILY BASIS, THE MARKET VALUE OF EACH REPURCHASE AGREEMENT'S COLLATERAL TO ENSURE THAT THE VALUE OF COLLATERAL AT LEAST EQUALS THE REPURCHASE PRICE TO BE PAID UNDER THE REPURCHASE AGREEMENT TRANSACTION.

THE FUNDS WILL ONLY ENTER INTO REPURCHASE AGREEMENTS WITH BANKS AND OTHER RECOGNIZED FINANCIAL INSTITUTIONS, SUCH AS BROKER/DEALERS, WHICH ARE DEEMED BY THE FUNDS' ADVISER TO BE CREDITWORTHY PURSUANT TO THE GUIDELINES ESTABLISHED BY THE TRUSTEES. RISKS MAY ARISE FROM THE POTENTIAL INABILITY OF COUNTERPARTIES TO HONOR THE TERMS OF THESE AGREEMENTS. FURTHERMORE, THE FUNDS COULD RECEIVE LESS THAN THE REPURCHASE PRICE ON THE SALE OF COLLATERAL SECURITIES.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME AND EXPENSES ARE ACCRUED DAILY. BOND PREMIUM AND DISCOUNT, IF APPLICABLE, ARE AMORTIZED, AS REQUIRED BY THE INTERNAL REVENUE CODE, AS AMENDED (THE "CODE") WHICH DOES NOT DIFFER MATERIALLY FROM GAAP. FOR STRIPPED MORTGAGE BACKED SECURITIES, MORTGAGE SECURITIES USES THE CONSTANT YIELD METHOD FOR INCOME RECOGNITION PURPOSES.

INCOME, EXPENSES (OTHER THAN CLASS SPECIFIC EXPENSES) AND REALIZED AND UNREALIZED GAINS AND LOSSES FOR THE FUNDS ARE ALLOCATED DAILY TO EACH CLASS OF SHARES BASED UPON THE RELATIVE PROPORTION OF NET ASSETS REPRESENTED BY SUCH CLASS. DISTRIBUTION FEES ARE CHARGED DIRECTLY TO SUCH CLASS.

INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GAAP. THESE DIFFERENCES ARE PRIMARILY DUE TO THE TAX NATURE OF DISTRIBUTIONS.

D. FEDERAL TAXES
IT IS THE FUNDS' POLICY TO COMPLY WITH THE PROVISIONS OF THE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND TO DISTRIBUTE TO SHAREHOLDERS EACH YEAR SUBSTANTIALLY ALL OF THEIR INCOME. ACCORDINGLY, NO PROVISIONS FOR FEDERAL TAX ARE NECESSARY.

AT DECEMBER 31, 1999, THE FOLLOWING FUNDS HAD CAPITAL LOSS CARRYFORWARDS, WHICH WILL REDUCE EACH FUND'S TAXABLE INCOME ARISING FROM FUTURE NET REALIZED GAIN ON INVESTMENTS, IF ANY, TO THE EXTENT PERMITTED BY THE CODE, AND THUS WILL REDUCE THE AMOUNT OF THE DISTRIBUTIONS TO SHAREHOLDERS WHICH WOULD OTHERWISE BE NECESSARY TO RELIEVE EACH FUND OF ANY LIABILITY FOR FEDERAL TAX. PURSUANT TO THE CODE, SUCH CAPITAL LOSS CARRYFORWARDS WILL EXPIRE AS LISTED BELOW:

YEAR AND AMOUNT OF EXPIRATION

                2002      2003      2004      2005    2006      2007         TOTAL
----------------------------------------------------------------------------------
FLORIDA TAX-
FREE MONEY        --         --        --        --      --      1,014      $1,014
----------------------------------------------------------------------------------
MONEY
MARKET            --     86,788        --     1,945       6         --     $88,739
----------------------------------------------------------------------------------
OHIO
MUNICIPAL
MONEY
MARKET         2,172     10,081        --        --      --         --     $12,253
----------------------------------------------------------------------------------
U.S. TREASURY
MONEY
MARKET            --         --        --        --      --      2,986     $ 2,986
----------------------------------------------------------------------------------
FIXED
INCOME            --         --        --        --      --  1,282,057  $1,282,057
----------------------------------------------------------------------------------
INTERMEDIATE
GOVERNMENT
INCOME       135,680  1,366,912        --        --  10,235        806 $ 1,513,633
----------------------------------------------------------------------------------
MORTGAGE
SECURITIES10,376,781 10,841,602 2,455,048        --      --      3,704 $23,677,135
----------------------------------------------------------------------------------
SHORT
INTERMEDIATE
FIXED INCOME      --         --        --        --      --    723,150    $723,150
----------------------------------------------------------------------------------

E. DOLLAR ROLL TRANSACTIONS
MORTGAGE SECURITIES MAY ENTER INTO MORTGAGE "DOLLAR ROLLS" IN WHICH IT SELLS SECURITIES FOR DELIVERY IN THE CURRENT MONTH AND SIMULTANEOUSLY CONTRACTS WITH THE SAME COUNTERPARTY TO REPURCHASE SIMILAR (SAME TYPE, COUPON AND MATURITY) BUT NOT IDENTICAL SECURITIES ON A SPECIFIED FUTURE DATE. THE FUND WOULD BENEFIT TO THE EXTENT OF ANY DIFFERENCE BETWEEN THE PRICE RECEIVED FOR THE SECURITIES SOLD AND THE LOWER FORWARD PRICE FOR THE FUTURE PURCHASE PLUS ANY FEE INCOME RECEIVED. AS OF DECEMBER 31, 1999 NO FEE INCOME WAS RECEIVED FOR THE YEAR FOR DOLLAR ROLL TRANSACTIONS. THE FUND MAINTAINS A SEGREGATED ACCOUNT, THE DOLLAR VALUE OF WHICH MEETS OR EXCEEDS ITS OBLIGATIONS WITH RESPECT TO DOLLAR ROLLS.

F. OTHER
INVESTMENT TRANSACTIONS ARE ACCOUNTED FOR ON THE TRADE DATE.

GAINS OR LOSSES REALIZED FROM THE SALE OF SECURITIES ARE DETERMINED BY COMPARING THE IDENTIFIED COST OF THE SECURITY SOLD WITH THE NET SALES PROCEEDS.

(3) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--THE HUNTINGTON NATIONAL BANK, THE TRUST'S INVESTMENT ADVISER ("HUNTINGTON" OR THE "ADVISER"), RECEIVES FOR ITS SERVICES AN ANNUAL INVESTMENT ADVISORY FEE FOR EACH OF THE FUNDS AT THE FOLLOWING ANNUAL RATES:
MONEY MARKET AND OHIO MUNICIPAL MONEY MARKET: 0.30% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS OF EACH FUND, 0.25% OF THE NEXT $500 MILLION, AND 0.20% OF ANY AMOUNT OVER $1 BILLION; U.S. TREASURY MONEY MARKET: 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS; FLORIDA TAX-FREE MONEY: 0.50% OF THE FIRST $100 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS, 0.45% OF THE NEXT $100 MILLION, 0.40% OF THE NEXT $100 MILLION, AND 0.375% OF ANY AMOUNT OVER $300 MILLION. GROWTH AND INCOME EQUITY: 0.60% OF EACH FUND'S AVERAGE DAILY NET ASSETS; AND

   COMBINED NOTES TO FINANCIAL STATEMENTS

MICHIGAN TAX-FREE, OHIO TAX-FREE, FIXED INCOME, INTERMEDIATE GOVERNMENT INCOME, MORTGAGE SECURITIES AND SHORT/INTERMEDIATE FIXED INCOME: 0.50% OF EACH FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE. DURING 1999, THE ADVISER WAIVED 0.05% FOR OHIO MUNICIPAL MONEY MARKET, 0.30% FOR FLORIDA TAX-FREE MONEY, 0.07% FOR MICHIGAN TAX-FREE, 0.05% FOR INTERMEDIATE GOVERNMENT INCOME, AND 0.20% FOR MORTGAGE SECURITIES. THE ADVISER CAN MODIFY OR TERMINATE THESE VOLUNTARY WAIVERS AT ANY TIME AT ITS SOLE DISCRETION.

SUB-ADVISORY FEE--THE ADVISER HAS ENTERED INTO A SUB-ADVISORY AGREEMENT WITH COUNTRYWIDE INVESTMENTS, INC. ("COUNTRYWIDE"), PURSUANT TO WHICH COUNTRYWIDE PROVIDES INVESTMENT ADVICE, STATISTICAL AND OTHER INFORMATION FOR FLORIDA TAX-FREE MONEY. FOR ITS SERVICES, COUNTRYWIDE RECEIVES FROM THE ADVISER AN ANNUAL FEE EQUAL TO 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS.

ADMINISTRATION FEE--HUNTINGTON ALSO SERVES AS ADMINISTRATOR TO THE TRUST AND IS ENTITLED TO RECEIVE AN ANNUAL FEE OF 0.11% OF EACH FUND'S AVERAGE NET ASSETS, PAID MONTHLY, FOR SERVICES PERFORMED UNDER THE TRUST'S ADMINISTRATION AGREEMENT THROUGH DECEMBER 20, 1999. HUNTINGTON PAID MONTHLY TO SEI INVESTMENTS MUTUAL FUNDS SERVICES ("SIMFS"), UNDER A SUB-ADMINISTRATION AGREEMENT THROUGH DECEMBER 20, 1999, AN ANNUAL FEE OF 0.045% OF EACH FUND'S AVERAGE NET ASSETS FOR SERVICES PERFORMED.

ON DECEMBER 20, 1999, HUNTINGTON ENTERED INTO A NEW ADMINISTRATION AGREEMENT WHEREBY HUNTINGTON RECEIVES AN ANNUAL ADMINISTRATIVE FEE OF 0.14% OF EACH FUND'S AVERAGE NET ASSETS, PAID MONTHLY, FOR SERVICES PERFORMED UNDER THE TRUST'S ADMINISTRATION AGREEMENT. IN ADDITION, HUNTINGTON ENTERED INTO A NEW SUB-ADMINISTRATION AGREEMENT WHEREBY HUNTINGTON PAYS SIMFSAN ANNUAL FEE OF 0.08% OF EACH FUND'S AVERAGE NET ASSETS FOR SERVICES PERFORMED. THE NEW ADMINISTRATION AND SUB-ADMINISTRATION AGREEMENT REFLECTS THE EXPANSION OF SIMFS' SERVICES TO PROVIDE CERTAIN ACCOUNTING AND RECORDKEEPING SERVICES.

DISTRIBUTION AGREEMENT--SEI INVESTMENTS DISTRIBUTION CO. ("SIDCO") ACTS AS THE TRUST'S DISTRIBUTOR PURSUANT TO A DISTRIBUTION AGREEMENT. SEI INVESTMENTS MANAGEMENT CORPORATION, A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY, IS THE OWNER OF ALL BENEFICIAL INTERESTS IN SIMFS. SIDCO IS A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY.

DISTRIBUTION PLAN--THE TRUST HAS ADOPTED A DISTRIBUTION PLAN PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT (THE "DISTRIBUTION PLAN"). THE DISTRIBUTION PLAN PROVIDES FOR PAYMENTS TO BE MADE TO THE TRUST'S DISTRIBUTOR (SIDCO) IN CONNECTION WITH THE PROVISION OF DISTRIBUTION AND ADMINISTRATIVE SERVICES WITH RESPECT TO THE FUNDS' INVESTMENT SHARES.

IN ACCORDANCE WITH THE DISTRIBUTION PLAN, THE DISTRIBUTOR ENTERS INTO AGREEMENTS WITH BROKERS AND DEALERS RELATING TO DISTRIBUTION AND/OR ADMINISTRATIVE SERVICES WITH RESPECT TO THE INVESTMENT SHARES OF THE FUNDS. THE DISTRIBUTOR MAY ALSO ENTER INTO AGREEMENTS WITH ADMINISTRATORS (INCLUDING FINANCIAL INSTITUTIONS, FIDUCIARIES, CUSTODIANS FOR PUBLIC FUNDS, AND INVESTMENT ADVISERS) TO PROVIDE ADMINISTRATIVE SERVICES WITH RESPECT TO SUCH SHARES.

IN CONNECTION WITH THE PROVISION OF THE DISTRIBUTION AND ADMINISTRATIVE SERVICES DESCRIBED ABOVE, THE DISTRIBUTOR PAYS BROKERS, DEALERS AND ADMINISTRATORS (INCLUDING THE HUNTINGTON INVESTMENT COMPANY) A FEE BASED ON THE AMOUNT OF THE INVESTMENT SHARES OWNED BY THEIR CUSTOMERS.

UNDER THE DISTRIBUTION PLAN, FOR ALL OF THE FUNDS EXCEPT MORTGAGE SECURITIES, AMOUNTS PAID BY THE DISTRIBUTOR FOR SERVICES RENDERED WITH RESPECT TO A FUND'S INVESTMENT SHARES WILL BE PAID BY THE FUND IN AN AMOUNT WHICH MAY NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT SHARES. MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, AND U.S. TREASURY MONEY MARKET HAVE VOLUNTARILY LIMITED FEES TO 0.10%. FOR MORTGAGE SECURITIES, THE AMOUNTS THAT MAY BE PAID BY THE FUND MAY NOT EXCEED AN ANNUAL RATE OF 0.50% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT SHARES. MORTGAGE SECURITIES HAS VOLUNTARILY LIMITED FEES TO 0.25%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--STATE STREET BANK AND TRUST COMPANY ("STATE STREET") SERVES AS THE TRUST'S TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THE FEES PAYABLE TO STATE STREET FOR TRANSFER AGENT AND DIVIDEND DISBURSING SERVICES ARE BASED ON THE SIZE, TYPE AND NUMBER OF ACCOUNTS AND TRANSACTIONS MADE BY SHAREHOLDERS.

CURRENTLY SIMFS PROVIDES CERTAIN ACCOUNTING AND RECORD KEEPING SERVICES WITH RESPECT TO EACH OF THE FUND'S PORTFOLIOS OF INVESTMENTS AS PART OF ITS SUB-ADMINISTRATOR AGREEMENT. PRIOR TO DECEMBER 20, 1999 HUNTINGTON PROVIDED CERTAIN ACCOUNTING AND RECORD KEEPING SERVICES UNDER A SEPARATE AGREEMENT. PRIOR TO MAY 1, 1999, AMERICAN DATA SERVICES INC, ("ADS") PROVIDED THESE SERVICES WITH RESPECT TO MORTGAGE SECURITIES PORTFOLIO OF INVESTMENTS.

HUNTINGTON RECEIVES AN ANNUAL FEE BASED ON THE LEVEL OF EACH FUND'S AVERAGE DAILY NET ASSETS. FOR THE YEAR ENDED DECEMBER 31, 1999, HUNTINGTON RECEIVED FEES OF $837,971. (ADS RECEIVED $11,958 PLUS OUT OF POCKET EXPENSES FOR SERVICES RENDERED FOR THE FOUR-MONTH PERIOD ENDED APRIL 30, 1999).

HUNTINGTON ALSO RECEIVES A FEE FOR ITS SERVICES AS THE CUSTODIAN OF THE FUNDS' INVESTMENTS AND OTHER ASSETS. FOR THE YEAR ENDED DECEMBER 31, 1999, HUNTINGTON RECEIVED FEES OF $720,037.

FOR THE YEAR ENDED DECEMBER 31, 1999, CERTAIN OFFICERS OF THE TRUST WERE OFFICERS OF SIMFS AND SIDCO. SUCH OFFICERS RECEIVE NO COMPENSATION FROM THE TRUST.

FOR THE YEAR ENDED DECEMBER 31, 1999, HUNTINGTON PAID $20,397 IN COMMISSIONS EARNED ON SALES OF INVESTMENT SHARES OF THE VARIABLE NET ASSET VALUE FUNDS TO AFFILIATE BROKER/DEALERS OF THE FUNDS.

(4) INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF INVESTMENTS, EXCLUDING SHORT-TERM SECURITIES, FOR THE YEAR ENDED DECEMBER 31, 1999 WERE AS FOLLOWS (ALL NUMBERS IN THOUSANDS):

                       INVESTMENT SECURITIES
                       ---------------------
                              INCOME        MICHIGAN
                  GROWTH      EQUITY        TAX-FREE
-----------------------------------------------------------
PURCHASES        $30,207      $51,528        $1,745
SALES            $88,546      $48,698        $4,231
-----------------------------------------------------------

                                         INTERMEDIATE
                    OHIO        FIXED     GOVERNMENT
                  TAX-FREE     INCOME       INCOME
----------------------------------------------------------
PURCHASES        $ 6,827      $16,665          --
SALES            $13,576      $11,027          --
-----------------------------------------------------------

                                 SHORT/
                              INTERMEDIATE
                  MORTGAGE       FIXED
                 SECURITIES     INCOME
-----------------------------------------------------------
PURCHASES             --        $45,233
SALES                 --        $35,213
-----------------------------------------------------------


                     U.S. GOVERNMENT OBLIGATIONS
                     ---------------------------
                                INCOME     MICHIGAN
                   GROWTH       EQUITY     TAX-FREE
-----------------------------------------------------------
PURCHASES            --            --         --
SALES                --            --         --
-----------------------------------------------------------

                                         INTERMEDIATE
                   OHIO         FIXED     GOVERNMENT
                 TAX-FREE      INCOME       INCOME
-----------------------------------------------------------
PURCHASES           --         $54,318      $14,556
SALES               --         $56,399      $25,400
-----------------------------------------------------------

                               SHORT/
                            INTERMEDIATE
                 MORTGAGE       FIXED
                SECURITIES     INCOME
-----------------------------------------------------------
PURCHASES         $6,680       $60,623
SALES             $6,717       $69,435
-----------------------------------------------------------

(5) INVESTMENT CONCENTRATION OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE INVEST A SUBSTANTIAL PORTION OF THEIR ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF OHIO, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. FOR OHIO TAX-FREE, SUCH ISSUES MUST BE RATED IN ONE OF THE TOP FOUR RATING CATEGORIES BY A NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION ("NRSRO") OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY. FOR OHIO MUNICIPAL MONEY MARKET, SUCH ISSUES MUST RATE IN THE HIGHEST RATING CATEGORY BY A NRSRO OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY.

IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATING TO THE STATE OF OHIO, AN OHIO MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE OR THE MUNICIPALITY, THE MARKET VALUE AND MARKETABILITY OF THE OHIO MUNICIPAL BONDS IN OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE'S PORTFOLIOS AND THE INTEREST INCOME TO THE TWO FUNDS COULD BE ADVERSELY AFFECTED.

MICHIGAN TAX-FREE INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF MICHIGAN, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF MICHIGAN, A MICHIGAN MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE AND MARKETABILITY OF THE MICHIGAN MUNICIPAL BONDS IN MICHIGAN TAX-FREE'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

FLORIDA TAX-FREE MONEY INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF FLORIDA, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF FLORIDA, A FLORIDA MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE OF THE FLORIDA MUNICIPAL OBLIGATIONS IN FLORIDA TAX-FREE MONEY'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

EXPLANATION OF THE INDICES (& NOTES) IN THE MANAGEMENT DISCUSSION & ANALYSIS

GROWTH FUND + THE S&P 500 IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE MAXIMUM SALES LOAD OF 4.00% ($10,000 INVESTMENT MINUS $400 SALES LOAD = $9,600). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS ON SECURITIES IN THE INDEX.

INCOME EQUITY FUND
+ THE S&P 500 IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE MAXIMUM SALES LOAD OF 5.50% ($10,000 INVESTMENT MINUS $550 SALES LOAD = $9,450). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS ON SECURITIES IN THE INDEX. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. # THE PERFORMANCE OF THE INVESTMENT SHARES INCLUDES INFORMATION FROM THE COMMENCEMENT OF OPERATIONS OF THE TRUST SHARES, RATHER THAN THE DATE INVESTMENTS WERE INTRODUCED

MICHIGAN TAX-FREE FUND
*THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. **REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE SALES LOAD OF 4.75% WHICH WAS IN EFFECT AS OF 12/31/91 ($10,000 INVESTMENT MINUS $475 SALES LOAD = $9,525). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+THE L5MB AND THE L7MB HAVE BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE L5MB AND THE L7MB ARE NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THESE INDICES ARE UNMANAGED.

OHIO TAX-FREE FUND
*THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
**REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE CURRENT SALES LOAD OF 2.00% EFFECTIVE 2/1/93 ($10,000 INVESTMENT MINUS $200 SALES LOAD = $9,800). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+THE LB5GO HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LB5GO IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
++THE LSMA, LOIMA AND LIMA EACH REPRESENT THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THE RESPECTIVE CATEGORIES, AND ARE NOT ADJUSTED TO REFLECT ANY SALES LOADS. HOWEVER, THESE TOTAL RETURNS ARE REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

FIXED INCOME SECURITIES FUND
*THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
**REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND
AFTER DEDUCTING THE CURRENT SALES LOAD OF 2.00% EFFECTIVE 2/1/93 ($10,000 INVESTMENT MINUS $200 SALES LOAD = $9,800). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+THE LBGCB HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LBGCB IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
++THE LIIGDF REPRESENTS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THAT CATEGORY, AND IS NOT ADJUSTED TO REFLECT ANY SALES LOADS. HOWEVER, THESE TOTAL RETURNS ARE REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

INTERMEDIATE GOVERNMENT INCOME FUND
*THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
**REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND
AFTER DEDUCTING THE SALES LOAD OF 4.75% IN EFFECT AS OF 12/31/91 ($10,000 INVESTMENT MINUS $475 SALES LOAD = $9,525). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+THE LIGC HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LIGCIS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.

MORTGAGE SECURITIES FUND
*THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
**REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE CURRENT SALES LOAD OF 2.00% ($10,000 INVESTMENT MINUS $200 SALES LOAD = $9,800). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+THE LMI HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. LMI IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
++THE LUSMF REPRESENTS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THAT CATEGORY, AND IS NOT ADJUSTED TO REFLECT ANY SALES LOADS. HOWEVER, THESE TOTAL RETURNS ARE REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
*THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE LIGC, THE ML1-5YUT AND THE MLI-5YGC HAVE BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDICES.
+THE LIGC, ML1-5YUT AND ML1-5YGC ARE NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THESE INDICES ARE UNMANAGED.
++THE LSTIGD REPRESENTS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL THE MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THAT CATEGORY, AND IS NOT REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

   NOTICE TO SHAREHOLDERS OF THE HUNTINGTON FUNDS

                                                                     (UNAUDITED)

FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, EACH FUND IS DESIGNATING LONG-TERM CAPITAL GAINS, QUALIFYING DIVIDENDS, AND EXEMPT INCOME WITH REGARD TO DISTRIBUTIONS PAID DURING THE YEAR AS FOLLOWS:

                                          (A)
                                       LONG TERM       (B)
                                        CAPITAL     ORDINARY        (C)                        (E)
                                         GAINS       INCOME        TOTAL          (D)          TAX
                                     DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS QUALIFYING     EXEMPT
FUND                                   TAX BASIS    TAX BASIS     TAX BASIS    DIVIDENDS(1)  INTEREST
------                                ----------   ----------     ----------   -----------  ----------
FLORIDA TAX-FREE MONEY                    0%            0%           100%           0%          100%
MONEY MARKET                              0%          100%           100%           0%            0%
OHIO MUNICIPAL MONEY MARKET               0%            0%           100%           0%          100%
U.S. TREASURY MONEY MARKET                0%          100%           100%           0%            0%
GROWTH                                   93%            7%           100%         100%            0%
INCOME EQUITY                            70%           80%           100%          87%            0%
MICHIGAN TAX-FREE                         1%            0%           100%           0%           99%
OHIO TAX-FREE                             1%            0%           100%           0%           99%
FIXED INCOME                              0%          100%           100%           0%            0%
INTERMEDIATE GOVERNMENT INCOME            0%          100%           100%           0%            0%
MORTGAGE SECURITIES                       0%          100%           100%           0%            0%
SHORT/INTERMEDIATE FIXED INCOME           0%          100%           100%           0%            0%

PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE
DIVIDENDS RECEIVED DEDUCTIONS.
* ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE FUNDS' TOTAL DISTRIBUTIONS.
** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF THE FUNDS' ORDINARY INCOME DISTRIBUTIONS.

   INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE HUNTINGTON FUNDS:

WE HAVE AUDITED THE ACCOMPANYING STATEMENTS OF NET ASSETS OF THE HUNTINGTON FUNDS ("THE FUNDS"), CONSISTING OF THE FLORIDA TAX-FREE MONEY FUND, MONEY MARKET FUND, OHIO MUNICIPAL MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND, GROWTH FUND, INCOME EQUITY FUND, MICHIGAN TAX-FREE FUND, OHIO TAX-FREE FUND, FIXED INCOME SECURITIES FUND, INTERMEDIATE GOVERNMENT INCOME FUND, MORTGAGE SECURITIES FUND AND SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND AS OF DECEMBER 31, 1999, AND THE RELATED STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR THE PERIODS INDICATED IN THE ANNUAL REPORT. THESE FINANCIAL STATEMENTS AND THE FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE MANAGEMENT OF THE FUNDS. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.

WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDITS TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED VERIFICATION OF SECURITIES OWNED AS OF DECEMBER 31, 1999, BY EXAMINATION AND CONFIRMATION WITH BROKERS AND OTHER APPROPRIATE AUDIT PROCEDURES. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF EACH OF THE AFOREMENTIONED FUNDS INCLUDED IN THE HUNTINGTON FUNDS AS OF DECEMBER 31, 1999, THE RESULTS OF THEIR OPERATIONS, THE CHANGES IN THEIR NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR THE PERIODS INDICATED IN THE ANNUAL REPORT.

KPMG LLP
COLUMBUS, OHIO
FEBRUARY 11, 2000

THE HUNTINGTON
NATIONAL BANK
a subsidiary of
Huntington Bancshares,
is the Investment Adviser,
Custodian and Administrator
of The Huntington Funds.
SEI Investments Disbribution Co.
and SEI Investments Mutual
Funds Services, the Disbributor
and the recordkeeper of the
Huntington Funds, respectively,
are not affiliated with The
Huntington National Bank.

LOGO [GRAPHIC OMITTED] HUNTINGTON FUNDS
(800)253-0412
                                                                1400022 (12/99)